As filed with the Securities and Exchange Commission on October 2, 2001

                                           1933 Act Registration No. 333 - _____
                                           1940 Act Registration No. 811 - 10509

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]

                         Pre-Effective Amendment No. __ [ ]

                        Post-Effective Amendment No. __ [ ]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                                Amendment No. __ [ ]

                        (Check appropriate box or boxes)

                              AXA PREMIER VIP TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 554-1234

                              PATRICIA LOUIE, ESQ.
                           Vice President and Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104

                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Ave., N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000


Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered:  Class A and Class B.

                              AXA Premier VIP Trust

                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents.

         Cover Sheet

         Contents of Registration Statement

         Part A   -        Prospectus

         Part B   -        Statement of Additional Information

         Part C   -        Other Information

         Signature Page

         Exhibits

AXA PREMIER VIP TRUST

                 ---------------------------------------------------------------

                 AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

                 AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

                 AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

                 AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

                 AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

                 AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

                 AXA PREMIER VIP TECHNOLOGY PORTFOLIO

                 AXA PREMIER VIP HEALTH CARE PORTFOLIO

                 AXA PREMIER VIP CORE BOND PORTFOLIO

                 ---------------------------------------------------------------



                                                     PROSPECTUS
                                                     DECEMBER __, 2001

The Securities and Exchange Commission has not approved any portfolio's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. AXA PREMIER VIP TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                  INTRODUCTION

AXA Premier VIP Trust is a family of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class A shares of each of the AXA Premier VIP Trust portfolios. Each portfolio is a diversified portfolio, except AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio, which are non-diversified portfolios sometimes referred to as "sector portfolios." Information on each portfolio, including investment strategies and investment risks, can be found on the pages following this introduction.

AXA Premier VIP Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable"), Equitable of Colorado, Inc. or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to each portfolio is Equitable. The day-to-day portfolio management of each portfolio is provided by one or more investment sub-advisers. Information regarding Equitable and the sub-advisors is included under "Management Team" in this prospectus. Equitable may allocate a portfolio's assets to additional sub-advisers subject to approval of the portfolio's board of trustees. In addition, Equitable may, subject to the approval of the portfolio's board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended ("1940 Act")) ("Affiliated
Adviser"), such as Alliance Capital Management L.P., unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected portfolio's shareholders.

The co-distributors for each portfolio are AXA Advisors, LLC and Equitable Distributors, Inc.

The portfolios are newly organized and have no operating history or performance information prior to the date of this prospectus. Performance of the portfolios will vary over time.

An investment in a portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

                                TABLE OF CONTENTS
                                                                         PAGE
------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
------------------------------------------------------------------------

     AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO.............................1

     AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO........................2

     AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO..............................3

     AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO.........................5

     AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO..........................7

     AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO.........................9

     AXA PREMIER VIP TECHNOLOGY PORTFOLIO..................................11

     AXA PREMIER VIP HEALTH CARE PORTFOLIO.................................13

     AXA PREMIER VIP CORE BOND PORTFOLIO...................................15

------------------------------------------------------------------------
MORE ABOUT INVESTMENT STRATEGIES & RISKS
------------------------------------------------------------------------

     MORE ABOUT INVESTMENT STRATEGIES & RISKS..............................17

------------------------------------------------------------------------
MANAGEMENT TEAM
------------------------------------------------------------------------

     THE MANAGER AND THE SUB-ADVISERS......................................19

------------------------------------------------------------------------
PORTFOLIO SERVICES
------------------------------------------------------------------------

     BUYING AND SELLING SHARES.............................................28

     RESTRICTIONS ON BUYING AND SELLING SHARES.............................28

     HOW PORTFOLIO SHARES ARE PRICED.......................................29

     DIVIDENDS AND DISTRIBUTIONS...........................................30

     TAX CONSEQUENCES......................................................30

     ADDITIONAL INFORMATION................................................30

     GLOSSARY OF TERMS.....................................................31

     APPENDIX: More Information About Sub-Advisers.................Appendix-1

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:          Equitable
SUB-ADVISERS:     Alliance Capital Management L.P.
                  Dresdner RCM Global Investors LLC
                  TCW Investment Management Company

--------------------------------------------------------------------------------
KEY TERMS
o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.
o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Currently, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers focus on identifying companies expected to grow at a faster rate than the U.S. economy. This process involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, including to seek more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

--------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o INVESTMENT STYLE RISK -- The sub-advisers primarily use a particular style or set of styles - in this case "growth" styles - to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:          Equitable
SUB-ADVISERS:     Alliance Capital Management L.P. (Bernstein Unit)
                  Janus Capital Corporation
                  Thornburg Investment Management, Inc.

--------------------------------------------------------------------------------
KEY TERMS
o CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).
o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Currently, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

Each sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. Among other things, these processes involve researching and evaluating individual companies for potential investment. Each sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:         Equitable
SUB-ADVISERS:    Alliance Capital Management L.P.
                 Institutional Capital Corporation
                 MFS Investment Management

--------------------------------------------------------------------------------
KEY TERMS
o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.
o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Currently, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers focus primarily on stocks that are currently under-priced using certain financial measurements, including the stock's price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment. This approach often leads the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o INVESTMENT STYLE RISK -- The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

MANAGER:          Equitable
SUB-ADVISERS:     Alliance Capital Management L.P.
                  MFS Investment Management
                  RS Investment Management, LP

--------------------------------------------------------------------------------
KEY TERMS
o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.
o SMALL/MID CAP COMPANIES -- Companies with market capitalization between $100 million and $7 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

----------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Currently, small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers will utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, sub-advisers utilize a process that involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o INVESTMENT STYLE RISK -- The sub-advisers primarily use a particular style or set of styles - in this case "growth" styles - to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o SMALL- AND MID-CAPITALIZATION RISK -- Equity risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

MANAGER:          Equitable
SUB-ADVISERS:     AXA Rosenberg Investment Management LLC
                  The Boston Company Asset Management, LLC
                  TCW Investment Management Company

--------------------------------------------------------------------------------
KEY TERMS
o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.
o SMALL/MID CAP COMPANIES -- Companies with market capitalization between $100 million and $7 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

----------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Currently, small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers will utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment by the portfolio. This approach will often lead the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o INVESTMENT STYLE RISK -- The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o SMALL- AND MID-CAPITALIZATION RISK -- Equity risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

MANAGER:          Equitable
SUB-ADVISERS:     Alliance Capital Management L.P. (Bernstein Unit)
                  Bank of Ireland Asset Management (U.S.) Limited
                  OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
KEY TERM
o INTERNATIONAL INVESTING -- Focuses primarily on companies organized or headquartered outside the U.S.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). Foreign securities include securities issued by companies in countries with either developed or developing economies. The portfolio does not limit its investment to issuers within a specific market capitalization range.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

Each of the sub-advisers utilizes an approach that concentrates its efforts on identifying foreign companies with good prospects for future growth. Other factors, such as country and regional factors, are considered by the sub-advisers. While the sub-advisers believe that the identification, research and selection of individual stocks is of great importance to the portfolio's success, regional issues or political and economic considerations also play a role in the overall success of the portfolio. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these cash instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o CURRENCY RISK -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:          Equitable
SUB-ADVISERS:     Alliance Capital Management L.P.
                  Dresdner RCM Global Investors LLC
                  Firsthand Capital Management, Inc.

--------------------------------------------------------------------------------
KEY TERM
o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Technology Sector.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce and information service industries. The portfolio does not limit its investment to issuers with a specific market capitalization range. While the portfolio can invest in securities of U.S. and foreign companies, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o TECHNOLOGY SECTOR RISK -- The value of the portfolio's shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o NON-DIVERSIFICATION RISK --As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers or one sector of the market, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.

o SECTOR CONCENTRATION RISK -- Since the portfolio invests primarily in a particular sector, it could experience significant volatility greater than stock funds investing in a broader range of industries.

o SMALL- AND MID-CAPITALIZATION RISK -- Many companies in the technology sector have relatively small market capitalization. Equity risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

o FOREIGN INVESTING RISK -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:          Equitable
SUB-ADVISER:      A I M Capital Management, Inc.
                  Dresdner RCM Global Investors LLC
                  Wellington Management Company, LLP

--------------------------------------------------------------------------------
KEY TERM
o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Health Care Sector.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences (collectively termed "health sciences"). While the portfolio can invest in securities of U.S. and foreign companies of any size, the majority of portfolio assets are expected to be invested in securities of U.S. companies and companies with large- and mid-capitalization levels.

The health sciences sector consists of four main areas: pharmaceutical, health care services companies, product and device providers and biotechnology firms. The portfolio's allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers select securities through fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o HEALTH CARE SECTOR RISK -- The value of the portfolio's shares is particularly vulnerable to factors affecting the health care sector, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o NON-DIVERSIFICATION RISK --As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers or one sector of the market, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.

o SECTOR CONCENTRATION RISK -- Since the portfolio invests primarily in a particular sector, it could experience significant volatility greater than stock funds investing in a broader range of industries.

o FOREIGN INVESTING RISK -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:        Equitable
SUB-ADVISER:    BlackRock Advisors, Inc.
                Pacific Investment Management Company LLC (PIMCO)

--------------------------------------------------------------------------------
KEY TERM
o TOTAL RETURN -- A way of measuring portfolio performance. Total return is based on a calculation that takes into account dividends, capital gain distributions and the increase or decrease in share price.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities. The portfolio focuses on U.S. government and corporate debt securities and mortgage- and asset-backed securities. Debt securities represent an issuer's obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities.

The portfolio may also invest in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. or Standard & Poor's Ratings Service or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. The portfolio will normally hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to two or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The portfolio's sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers. Securities are purchased for the portfolio when the sub-advisers determine that they have the potential for above-average total return.

The portfolio may purchase bonds of any maturity, but generally the portfolio's overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index. Effective duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The portfolio's sub-advisers may, when consistent with the portfolio's investment objective, use derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps (including long and short credit default swaps) and indexed securities. The portfolio will typically use derivatives as a substitute for taking a position in the underlying asset and/or in an attempt to reduce risk to the portfolio as a whole (hedge), but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The portfolio may also enter into interest rate transactions as a hedging technique. In these transactions, the portfolio exchanges its right to pay or receive interest with another party for their right to pay or receive interest.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o CREDIT/DEFAULT RISK -- The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

o CURRENCY RISK -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

o INTEREST RATE RISK -- The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of a portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o LIQUIDITY RISK -- The risk that exists when particular investments are difficult to purchase or sell. A portfolio's investment in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

o MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK -- The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

o DERIVATIVES RISK -- The portfolio's investments in derivatives may rise or fall more rapidly than other investments.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

MORE ABOUT INVESTMENT STRATEGIES & RISKS

ADDITIONAL RISKS

The portfolios have principal investment strategies that come with inherent risks. Each portfolio's principal risks are described in its principal risks section. The following is a list of additional risks to which each portfolio may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated each risk applies to all the portfolios.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

DERIVATIVES RISK. A portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. The value of a portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

INFORMATION RISK. The risk that key information about a security is inaccurate or unavailable.

INTEREST RATE RISK AND CREDIT RISK. When interest rates decline, the value of a portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

LEVERAGE RISK. The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a portfolio.

CREDIT QUALITY RISK. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer's creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market of the bond. Only the Health Care Portfolio, Technology Portfolio and Core Bond Portfolio currently are permitted to invest more than 5% of their assets in lower rated bonds.

MARKET RISK. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

POLITICAL RISK. The risk of losses directly attributable to government or political actions.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher portfolio expenses.

SPECIAL SITUATIONS RISK. The Large Cap Core Equity Portfolio and International Equity Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur, which could have a negative impact on the price of the issuer's securities and fail to produce the expected gains or produce a loss for the portfolio.

UNSEASONED COMPANIES RISK. The Small/Mid Cap Growth Portfolio, International Equity Portfolio and Technology Portfolio can invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

VALUATION RISK. The risk that a portfolio has valued certain securities at a higher price than it can sell them for.

ADDITIONAL INVESTMENT STRATEGIES

The following is a list of additional investment strategies used by some of the portfolios. For further information about investment strategies, see the portfolios' Statement of Additional Information ("SAI").

DERIVATIVES. The portfolios can use "derivative" instruments to seek enhanced returns or to try to hedge investment risks, although it is not anticipated that they will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of "derivatives."

FOREIGN INVESTING. The portfolios may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.

PORTFOLIO TURNOVER. The portfolios do not restrict the frequency of trading to limit expenses. The portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). It is anticipated that the Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, Technology Portfolio, Health Care Portfolio, and Core Bond Portfolio may have high portfolio turnover.

MANAGEMENT TEAM
THE MANAGER AND THE SUB-ADVISERS

THE MANAGER

Equitable, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each portfolio. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, Equitable has a variety of responsibilities for the general management and administration of the Trust and the portfolios, including the selection of sub-advisers. Equitable plays an active role in monitoring each portfolio and sub-adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. Equitable also monitors each sub-adviser's portfolio management team to ensure that investment activities remain consistent with the portfolios' investment style and objectives.

Beyond performance analysis, Equitable monitors significant changes that may impact the sub-adviser's overall business. Equitable monitors continuity in the sub-adviser's operations and changes in investment personnel and senior management. Equitable also performs annual due diligence reviews with each sub-adviser.

In its capacity as manager, Equitable has access to detailed, comprehensive information concerning portfolio and sub-adviser performance and portfolio operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which portfolio performance is measured.

Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the portfolios. Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, two of the current sub-advisers, are affiliates of Equitable. Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a portfolio's assets subject to the approval of the portfolio's board of trustees. Equitable also has discretion to allocate each portfolio's assets among the portfolio's sub-advisers. Equitable recommends sub-advisers for each portfolio to its board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the portfolios are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and Equitable does not expect to recommend frequent changes of sub-advisers. Equitable has received an exemptive order from the SEC to permit it and each portfolio's board of trustees to select and replace sub-advisers and to amend the sub-advisory agreements between Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, Equitable is able, subject to the approval of the portfolio's board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an Affiliated Adviser, such as Alliance Capital Management L.P., unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected portfolio's shareholders.

THE SUB-ADVISERS

-------------------------------------------------------------------------------------------------------------------------------
                Each  portfolio's  investments  are selected by two or more  sub-advisers.  The following  table describes each portfolio's sub-advisers,  portfolio manager(s) and each portfolio manager's business experience.  Additional information about each sub-adviser is contained in the Appendix.
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT L.P.        Mr. Baird has been Vice President and a Portfolio Manager of
Large Cap Growth                                                Alliance Capital Management L.P. ("Alliance Capital") since
Portfolio                                                       1999.  Mr. Baird joined Alliance Capital as an Assistant Vice
                        1345 Avenue of the Americas             President in 1994.
                        New York, NY 10105

                        PORTFOLIO MANAGER
                        William D. Baird


                        DRESDNER RCM GLOBAL                     Ms. Bersot has been a Managing Director and Senior Portfolio
                        INVESTORS LLC                           Manager of Dresdner RCM Global Investors LLC ("Dresdner")
                                                                since she joined the firm in 1999.  Prior to joining
                        Four Embarcadero Center                 Dresdner, Ms. Bersot was a Senior Vice President at McMorgan
                        San Francisco, CA 94111                 & Co. from 1990 to 1999.


                        PORTFOLIO MANAGERS                      Mr. Reicher has been a Managing Director and Co-Chief
                        Mary M. Bersot                          Investment Officer of Dresdner since 2000 and has been a
                        Seth A. Reicher                         Senior Portfolio Manager since 1997.  Mr. Reicher joined
                                                                Dresdner as an Analyst in 1993.  Prior to joining Dresdner,
                                                                Mr. Reicher was an Analyst and then Portfolio Manager at
                                                                Associated Capital and later Capitalcorp Asset Management
                                                                from 1986 to 1992.


                        TCW INVESTMENT MANAGEMENT               Mr. Bickerstaff has been a Managing Director of TCW
                        COMPANY                                 Investment Management Company ("TCW") since he joined the
                                                                firm in 1998.  Prior to joining TCW, he was a Vice President
                        865 South Figueroa Street               and Senior Portfolio Manager at Transamerica Investment
                        Los Angeles, CA  90017                  Services from 1987 to 1998.

                        PORTFOLIO MANAGERS                      Mr. Beitner has been a Managing Director of TCW since he
                        Glen E. Bickerstaff                     joined the firm in 1998.  Prior to joining TCW, he was a
                        Brian M. Beitner                        Senior Vice President with Scudder Kemper Investments from
                        Leigh R. Crawford                       1990 to 1998.

                                                                Mr. Crawford has been a Managing Director of TCW since 2001.
                                                                He joined TCW in 1994 as an Analyst in TCW's Equities
                                                                Research Department and was promoted to Senior Vice President in 1999.


AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT L.P.        The Portfolio Management Team consists of a core group of senior
Large Cap Core          (BERNSTEIN INVESTMENT RESEARCH          investment and research professionals of the Bernstein Investment
Equity Portfolio        AND MANAGEMENT UNIT)                    Research and Management unit ("Bernstein Unit") of Alliance
                                                                Capital Management L.P. ("Alliance Capital").
                        1345 Avenue of the Americas
                        New York, NY 10105                      Marilyn G. Fedak chairs the US Equity Investment
                                                                Policy Group.  Ms. Fedak has been the Chief Investment
                        PORTFOLIO MANAGEMENT TEAM               Officer - U.S. Value Equities and an Executive Vice President
                                                                at Alliance Capital since 2000.  She was Chief Investment
                                                                Officer and Chairman of the U.S. Equity Investment Policy
                                                                Group at Sanford C. Bernstein & Co., Inc. ("Bernstein") from
                                                                1993 to 2000 when Bernstein became the Bernstein Unit of
                                                                Alliance Capital.


-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------

                        JANUS CAPITAL CORPORATION               Mr. Pinto has been a Portfolio Manager with Janus Capital
                                                                Corporation since 1994.
                        100 Fillmore Street
                        Denver, CO 80206

                        PORTFOLIO MANAGER
                        E. Marc Pinto


                        THORNBURG INVESTMENT                    Mr. Fries has been a Managing Director and Portfolio Manager
                        MANAGEMENT, INC.                        of Thornburg Investment Management, Inc. ("Thornburg") since
                                                                1995.  Prior to joining Thornburg, he was with USAA as a
                        119 East Marcy Street                   Portfolio Manager and Analyst from 1975 to 1995.
                        Santa Fe, NM  87501

                        PORTFOLIO MANAGER
                        William V. Fries


AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT             Mr. Glatter has been a Senior Vice President and Portfolio
Large Cap Value         L.P.                                    Manager of Alliance Capital Management L.P. ("Alliance
Portfolio                                                       Capital") since 1999.  Mr. Glatter joined Alliance Capital as
                        1345 Avenue of the Americas             an equity analyst and portfolio manager in 1993.
                        New York, NY  10105

                        PORTFOLIO MANAGER
                        Aryeh Glatter


                        INSTITUTIONAL CAPITAL                   Mr. Lyon has been President and Chief Investment Officer of
                        CORPORATION                             Institutional Capital Corporation ("ICAP") since 1992.  He was an Analyst with ICAP from 1976 to 1981 and returned in
                        225 West Wacker Dr.                     1988 as Director of Research before leading a group in buying
                        Suite 2400                              out the firm's founder.
                        Chicago, IL  60606

                        PORTFOLIO MANAGER
                        Robert H. Lyon


                        MFS INVESTMENT MANAGEMENT               Ms. Nurme has been the Director of Value Portfolio Management of MFS Investment Management ("MFS") since 1994.  Ms. Nurme
                        500 Boylston Street                     joined MFS as a Research Analyst in 1987.
                        Boston, MA 02116

                        PORTFOLIO MANAGER
                        Lisa B. Nurme


                                                                 21


-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------

AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT L.P.        Mr. Aronow has been a Senior Vice President of Alliance
Small/Mid Cap                                                   Capital Management L.P. ("Alliance Capital") since 2000.  Mr.
Growth Portfolio        1345 Avenue of the Americas             Aronow joined Alliance Capital as a Vice President and
                        New York, NY  10105                     Portfolio Manager in 1999.  Prior to joining Alliance
                                                                Capital, he was responsible for research and portfolio
                        PORTFOLIO MANAGERS                      management of the small cap consumer sectors at INVESCO (NY)
                        Bruce K. Aronow                         from 1997 to 1999.  Prior to joining INVESCO (NY), he was
                        N. Kumar Kirpalni                       a ___________ at ___________ from ______ to 1997.
                        Samantha S. Lau
                        Mark A. Attalienti                      Mr. Kirpalani has been a Vice President and Portfolio Manager since he joined Alliance Capital in 1999.  Prior to joining
                                                                Alliance Capital, he was responsible for research and
                                                                portfolio management of the small cap industrial, financial and energy sectors at INVESCO (NY) from ___ to 1999.

                                                                Ms. Lau has been a Vice President and Portfolio Manager since she joined Alliance Capital in 1999.  Prior to joining
                                                                Alliance Capital, she was responsible for covering small cap technology companies at INVESCO (NY) from ___ to 1999.

                                                                Mr. Attalienti has been a Vice President and Portfolio
                                                                Manager since he joined Alliance Capital in 1999.  Prior to joining Alliance Capital, he was responsible for covering the health care industry at Chase Asset Management from ___ to
                                                                1999.


                        MFS INVESTMENT MANAGEMENT               Mr. Regan has been a Senior Vice President of MFS Investment
                                                                Management ("MFS") since 1999.  He joined MFS in 1989 as a
                        500 Boylston Street                     Research Analyst and was promoted to Vice President in 1992
                        Boston, MA  02116                       and Portfolio Manager in 1993.

                        PORTFOLIO MANAGERS                      Mr. Sette-Ducati has been a Vice President of MFS since
                        Mark Regan                              1999.  He joined MFS in 1995 as a Research Analyst and was
                        David E. Sette-Ducati                   promoted to Investment Officer in 1997 and Portfolio Manager in 2000.




                        RS INVESTMENT MANAGEMENT,               Mr. Seabern has been a Principal and Co-Portfolio Manager at
                        LP                                      RS Investment Management, LP ("RSIM") since 1999.  He joined
                                                                RSIM in 1993 as an Analyst. Prior to joining RSIM, he was an
                        388 Market Street                       Analyst with Duncan-Hurst Capital Management from 1991 to
                        Suite 1700                              1993.
                        San Francisco, CA  94111

                        PORTFOLIO MANAGERS                       Mr. Wallace has been a Managing Director of RSIM since 1999.
                        John __. Seabern                         He joined RSIM in 1995 as a Portfolio Manager.  Prior to
                        John __. Wallace                         joining RSIM, Mr. Wallace was a Vice President and Portfolio
                                                                 Manager at OppenheimerFunds, Inc. from 1986 to 1995.



                                                                 22

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP         AXA ROSENBERG INVESTMENT                Investment decisions arise from AXA Rosenberg Investment
Small/Mid Cap           MANAGEMENT LLC                          Management LLC's ("AXA Rosenberg") automatic expert system
Value Portfolio                                                 processing which combines proprietary software programs and
                        4 Orinda Way                            comprehensive databases to replicate the decisions financial
                        Building E                              experts might make in a perfect world.  Therefore, AXA Rosenberg
                        Orinda, CA  94563                       does not have Portfolio Managers as traditionally defined but, rather, the firm has Portfolio Engineers who research and monitor the portfolio's performance against the relevant benchmark and '
                                                                ensure compliance with the portfolio's objectives.

                        PORTFOLIO ENGINEERS                     Mr. Burton has been a Portfolio Engineer of AXA Rosenberg
                        P. Douglas Burton                       since 1998.  Prior to joining the firm, Mr. Burton was a
                        Syed A. Zamil                           Portfolio Manager and an Analyst at Deseret Mutual Benefit
                                                                Administrators from 1988 to 1998.

                                                                Mr. Zamil has been a Portfolio Engineer of AXA Rosenberg
                                                                since 2000.  Prior to joining the firm, Mr. Zamil was a
                                                                Managing Director at Capital Management from 1997 to 2000.
                                                                From 1993 to 1997, Mr. Zamil was a consultant and regional manager at BARRA.


                        THE BOSTON COMPANY ASSET                Mr. Higgins has been a Senior Vice President since 1996 and
                        MANAGEMENT, LLC                         Vice Chairman and Director of The Boston Company Asset
                                                                Management, LLC ("BCAM") since 2001.  Mr. Higgins has served
                        One Boston Place                        as a Portfolio Manager of BCAM since 1995.  He joined BCAM as
                        Boston, MA 02108                        a research analyst in 1988.

                        PORTFOLIO MANAGER
                        Peter I. Higgins


                        TCW INVESTMENT MANAGEMENT               Mr. Galluccio has been a Managing Director of TCW Investment
                        COMPANY                                 Management Company ("TCW") since 1997.  He joined TCW in 1982 as an Equity Analyst.  Prior to joining TCW, Mr. Galluccio
                        865 South Figueroa Street               was a Securities Analyst with Lehman Brothers Kuhn Loeb, Inc.
                        Los Angeles, CA  90017                  from 1981 to 1982.

                        PORTFOLIO MANAGERS                      Ms. Schottenfeld has been a Managing Director of TCW since
                        Nicholas F. Galluccio                   1998.  She joined TCW in 1985 as a Special Situations
                        Susan I. Schottenfeld                   Analyst.  Prior to joining TCW, Ms. Schottenfeld was a
                                                                Research Liaison to equity sales with Wertheim Schroder and
                                                                Co. from 1983 to 1985.



AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT, L.P.       The Portfolio Management Team consists of a core group of
International           (BERNSTEIN INVESTMENT RESEARCH          senior investment and research professionals of the
Equity Portfolio        AND MANAGEMENT UNIT)                    Bernstein Investment Research and Management unit ("Bernstein
                                                                Unit") of Alliance Capital Management L.P. ("Alliance Capital").
                        1345 Avenue of the Americas
                        New York, NY 10105                      Andrew S. Adelson chairs the International Equity Investment
                                                                Policy Group.  Mr. Adelson has been Chief Investment Officer -
                        PORTFOLIO MANAGEMENT TEAM               International Value Equities and an Executive Vice President
                                                                at Alliance Capital since 2000.  He was Chief Investment Officer of International Investment Management Services at Sanford C.
                                                                Bernstein & Co., Inc. ("Bernstein") from 1990 to 2000 when
                                                                Bernstein became the Bernstein Unit of Alliance Capital.

                        BANK OF IRELAND ASSET MANAGEMENT        Bank of Ireland Asset Management (U.S.) Limited's ("BIAM (U.S.)")
                        (U.S.) LIMITED                          management approach to its portion of the portfolio is built on a team concept.  The team of seventeen asset managers is headed by
                        26 Fitzwilliam Place                    Chris Reilly, Chief Investment Officer.  Mr. Reilly joined BIAM
                        Dublin 2                                ("U.S.)'s Asset Management Team in 1980 and has had overall
                        Ireland                                 responsibility for asset management since 1985.

                        PORTFOLIO MANAGEMENT TEAM LEADER
                        Chris Reilly


                                                                 23

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------
                        OPPENHEIMERFUNDS, INC.                  Mr. Evans has been a Vice President of OppenheimerFunds, Inc.
                                                                ("Oppenheimer") since October 1993 and of HarbourView Asset
                        6803 South Tucson Way                   Management Corporation, a subsidiary of Oppenheimer
                        Englewood, CO  80112                    Acquisition Corp., since July 1994.  He joined Oppenheimer in
                                                                1990.

                        PORTFOLIO MANAGER
                        George Evans


AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT             Mr. Anastos has been a Senior Vice President and Portfolio
Technology              L.P.                                    Manager of Alliance Capital Management L.P. ("Alliance
Portfolio                                                       Capital") since 1992.  Mr. Anastos joined Alliance Capital as
                        1345 Avenue of the Americas             a Vice President and Research Analyst in 1986.
                        New York, NY  10105

                        PORTFOLIO MANAGERS                      Mr. Malone has been a Senior Vice President and Portfolio
                        Peter Anastos                           Manager of Alliance Capital since 1995.  Mr. Malone joined
                        Gerald Malone                           Alliance Capital as a Vice President, Research Analyst and
                                                                Portfolio Manager in 1992.


                        DRESDNER RCM GLOBAL                     Mr. Chen has been a Managing Director, Senior Analyst and
                        INVESTORS LLC                           Portfolio Manager of Dresdner RCM Global Investors LLC
                                                                ("Dresdner") since 1994.  He joined Dresdner in 1984 as a
                        Four Embarcadero Center                 Securities Analyst.
                        San Francisco, CA  94111
                                                                Mr. Price has been a Managing Director, Senior Analyst and
                        PORTFOLIO MANAGERS                      Portfolio Manager of Dresdner since 1978.  He joined Dresdner
                        Huachen __. Chen                        in 1974 as a Senior Securities Analyst.
                        Walter C. Price

                        FIRSTHAND CAPITAL MANAGEMENT,           Mr. Landis has been the Chief Investment Officer of Firsthand
                        INC,                                    Capital Management, Inc. since 1994.

                        125 South Market
                        Suite 1200
                        San Jose, CA  95113

                        PORTFOLIO MANAGER
                        Kevin M. Landis



                                                                 24

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------

AXA Premier VIP         A I M CAPITAL MANAGEMENT,               Mr. Izuel has been a Portfolio Manager with A I M Capital
Health Care             INC.                                    Management, Inc. ("AIM") since 1999. Mr. Izuel joined
Portfolio                                                       Chancellor LGT Asset Management, Inc. ("LGT") in 1997 as an
                        11 Greenway Plaza                       equity analyst before it was acquired by AIM in 1998. Mr.
                        Suite 100                               Izuel was a full time student at the University of Michigan
                        Houston, TX  77046                      from 1995 to 1997.

                        PORTFOLIO MANAGERS                      Mr. Mortimer has been a Portfolio Manager with AIM since 1998
                        Derek S. Izuel                          when AIM acquired LGT.  Mr. Mortimer had been a Portfolio Manager
                        Roger J. Mortimer                       at LGT since 1997.  Prior to joining LGT, Mr. Mortimer was an
                        Ron S. Sloan                            assistant Portfolio  Manager at Global Strategy Financial from 1994
                        Mike Yellen                             to 1997.

                                                                Mr. Sloan has been a Portfolio Manager with AIM since 2000.
                                                                He has been associated with AIM since 1998.  Prior to joining
                                                                AIM, Mr. Sloan was President of Verissimo Research and Management
                                                                from 1993 to 1998.

                                                                Mr. Yellen has been a Senior Portfolio Manager with AIM since
                                                                1998 when AIM acquired LGT.  Mr. Yellen joined LGT in 1994 as a research analyst and was promoted to Portfolio Manager in 1996.


                        DRESDNER RCM GLOBAL                     Dr. Dauchot has been a Manager of Dresdner RCM Global
                        INVESTORS LLC                           Investors LLC ("Dresdner") since 1999.  He joined Dresdner in
                                                                1999 as an Analyst.  Prior to joining Dresdner, Dr. Dauchot
                        Four Embarcadero Center                 was a Junior Analyst at Banc Boston Robertson from 1996 to
                        San Francisco, CA  94111                1998.

                        PORTFOLIO MANAGER
                        Michael Dauchot


                        WELLINGTON MANAGEMENT                   Ms. Gallo has been a Vice President of Wellington Management
                        COMPANY, LLP                            Company, LLP ("Wellington") since 1998.  Ms. Gallo joined
                                                                Wellington as a Global Industry Analyst in 1998.  Prior to
                        75 State Street                         joining Wellington, she was a Health Care Analyst with BT
                        Boston, MA  02109                       Alex Brown from 1995 to 1998.

                        PORTFOLIO MANAGERS                      Ms. Hynes has been a Senior Vice President of Wellington
                        Ann C. Gallo                            since 2001.  Ms Hynes joined Wellington as a research
                        Jean M. Hynes                           assistant in 1991.
                        Kirk J. Mayer
                        Joseph H. Schwartz                      Mr. Mayer has been a Vice President of Wellington since ___.
                                                                Mr. Mayer joined Wellington as a Global Industry Analyst in
                                                                1998. Prior to joining Wellington, he attended the
                                                                University of Pennsylvania's Wharton School of Finance where he obtained his MBA from 1996 to 1998, and he was an
                                                                Operations Manager with Lockheed Martin Corporation from 1994 to 1996.

                                                                Mr. Schwartz has been a Senior Vice President of Wellington since 1995.  Mr. Schwartz joined Wellington as a Global
                                                                Industry Analyst in 1983.





                                                                 25

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP         BLACKROCK ADVISORS, INC.                Mr. Amero has been a Managing Director and Portfolio Manager
Core Bond Portfolio                                             of BlackRock Advisors, Inc. ("BAI") since 1990.  Prior to
                        100 Bellevue Parkway                    joining BAI, he was a Vice President in Fixed Income Research
                        Wilmington, DE 19809                    at The First Boston Corporation from 1985 to 1990.

                        PORTFOLIO MANAGERS                      Mr. Anderson has been a Managing Director and Chief
                        Scott M. Amero                          Investment Officer, Fixed Income of BAI since founding the
                        Keith T. Anderson                       firm in 1988.  Prior to founding BAI, Mr. Anderson was a Vice
                        Rajiv Sobti                             President in Fixed Income Research at The First Boston
                                                                Corporation from 1987 to 1988.

                                                                Dr. Sobti has been a Managing Director and Portfolio Manager of BAI since 1998.  Prior to joining BAI, he was a Managing
                                                                Director and head of Quantitative Research at Donaldson
                                                                Lufkin & Jenrette from 1986 to 1998.

                        PACIFIC INVESTMENT MANAGEMENT           The Portfolio Management Team develops and implements investment
                        COMPANY LLC                             strategy for the portfolio.

                        840 Newport Center Dr.                  William H. Gross heads the Portfolio Management Team.  Mr. Gross
                        Suite 360                               has been a Managing Director and the Chief Investment Officer of
                        Newport Beach, CA 92658-6430            Pacific Investment Management Company LLC ("PIMCO") since ___.
                                                                Mr. Gross was a founder of PIMCO and has been associated with
                        PORTFOLIO MANAGEMENT TEAM               the firm for over 30 years.



MANAGEMENT FEES

Each portfolio pays a fee to Equitable for management services. The Large Cap Core Equity Portfolio, Large Cap Growth Portfolio and Large Cap Value Portfolio each pay a management fee at an annual rate of 0.90% of the average net assets of the portfolio. The Small/Mid Cap Growth Portfolio and Small/Mid Cap Value Portfolio each pay a management fee at an annual rate of 1.10% of the average net assets of the portfolio. The International Equity Portfolio pays a management fee at an annual rate of 1.05% of the average net assets of the portfolio. The Technology Portfolio and Health Care Portfolio each pay a management fee at an annual rate of 1.20% of the average net assets of the portfolio. The Core Bond Portfolio pays a management fee at an annual rate of 0.60% of the average net assets of the portfolio.

The sub-advisers are paid by Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by Equitable, without shareholder approval. For certain administrative services, each portfolio pays Equitable a fee at an annual rate of 0.15% of the portfolio's total average net assets plus $35,000 and an additional $35,000 per portion of the portfolio allocated to a separate sub-adviser.

EXPENSE LIMITATION AGREEMENT

In the interest of limiting until December 31, 2002 the expenses of each portfolio, the Manager has entered into an expense limitation agreement with AXA Premier VIP Trust with respect to the portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940), are limited to 1.10% for the AXA Premier VIP Large Cap Growth Portfolio, the AXA Premier VIP Large Cap Core Equity Portfolio and the AXA Premier VIP Large Cap Value Portfolio, 1.35% for the AXA Premier VIP Small/Mid Cap Growth Portfolio and the AXA Premier VIP Small/Mid Cap Value Portfolio, 1.55% for the AXA Premier VIP International Equity Portfolio, 1.60% for the AXA Premier VIP Technology Portfolio and the AXA Premier VIP Health Care Portfolio, and 0.70% for the AXA Premier VIP Core Bond Portfolio.

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio's expense ratio and such reimbursements do not exceed the portfolio's expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments made, the portfolio will be charged such lower expenses.

PORTFOLIO SERVICES

--------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------

Each portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. These portfolios are not designed for professional market-timers, see the section entitled "Purchase Restrictions on Market-Timers."

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

--------------------------------------------------------------------------------
RESTRICTIONS ON BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
PURCHASE RESTRICTIONS
--------------------------------------------------------------------------

The portfolios reserve the right to suspend or change the terms of purchasing shares.

--------------------------------------------------------------------------
PURCHASE RESTRICTIONS ON MARKET-TIMERS AND ACTIVE TRADERS
--------------------------------------------------------------------------

Each portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the portfolio's other shareholders or would disrupt the management of the portfolio.

--------------------------------------------------------------------------
SELLING RESTRICTIONS
--------------------------------------------------------------------------

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

RESTRICTION                                                            SITUATION

----------------------------------------------------------------------------------------------------------------------

The portfolio  may suspend the right of  redemption or postpone        o        When the New York Stock Exchange is
payment for more than 7 days:                                                   closed (other than a weekend/holiday).
                                                                       o        During an emergency.
                                                                       o        Any other period permitted by the SEC.
----------------------------------------------------------------------------------------------------------------------
A portfolio may pay the redemption price in whole or part by a         o        When it is detrimental for a
distribution in kind of readily marketable securities in lieu of                portfolio to make cash payments as
cash or may take up to 7 days to pay a redemption request in                    determined in the sole discretion of
order to raise capital:                                                         Equitable.
----------------------------------------------------------------------------------------------------------------------

                                       28

PORTFOLIO SERVICES

-----------------------------------------------------------------
HOW PORTFOLIO SHARES ARE PRICED
-----------------------------------------------------------------

"Net asset value" is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

-----------------------------------------------------------------------------------------------------------
                          TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
                          ----------------------------------------------------------------------
NET ASSET VALUE =                            NUMBER OF OUTSTANDING SHARES

-----------------------------------------------------------------------------------------------------------

The net asset value of portfolio shares is determined according to this schedule:
o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.
o The price you pay for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.
o A portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, portfolio securities are valued as follows:
o EQUITY SECURITIES - most recent sales price or if there is no sale, latest available bid price.
o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.
o     SHORT-TERM OBLIGATIONS - amortized cost (which approximates market value).
o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sales/bid price on the foreign exchange or market, unless an occurrence after the close of the exchange will materially affect its value. In that case, fair value as determined by or under the direction of the portfolio's board of trustees at the close of regular trading on the Exchange.
o OPTIONS - last sales price or, if not available, previous day's sales price. However, if the bid price is higher or the asked price is lower than the previous day's last sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.
o FUTURES - last sales price or, if there is no sale, latest available bid price.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the portfolio's board of trustees believes accurately reflects fair value. This policy is intended to assure that the portfolio's net asset value fairly reflects security values as of the time of pricing.

PORTFOLIO SERVICES

-----------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
-----------------------------------------------------------

The portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. The AXA Premier VIP Core Bond Portfolio normally pays dividends of net investment income monthly, and its gains, if any, annually. Dividends and distributions are automatically reinvested at net asset value in shares of the portfolios.

----------------------------------------
TAX CONSEQUENCES
----------------------------------------

Each portfolio is a separate regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level. They pass through their income and gains to their shareholders by paying dividends. Their shareholders include this income on their respective tax returns. A portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements. Although AXA Premier VIP Trust intends that it and each portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio in question. Also, any portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for each portfolio to maintain its federal income tax regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable federal income tax investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If a portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the AXA Premier VIP Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Manager and as the administrator for the AXA Premier VIP Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their Contract prospectus.

-------------------------------------------------
ADDITIONAL INFORMATION
-------------------------------------------------

--------------------------------------------------
COMPENSATION TO SECURITIES DEALERS
--------------------------------------------------

The portfolios are distributed by AXA Advisors, LLC and Equitable Distributors, Inc., the Co-distributors. AXA Premier VIP Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the portfolios' Class B shares. Under the plan, Class B shares pay each of the Co-distributors an annual fee to compensate them for promoting, selling and servicing shares of the portfolios. The annual fee is equal to 0.25% of each portfolio's average daily net assets. Because these distribution fees are paid out of the portfolio's assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment.

GLOSSARY OF TERMS

BID PRICE - The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS - Payments to a portfolio's shareholders of profits earned from selling securities in that portfolio. Capital gain distributions are usually paid once a year.

CORE INVESTING - An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

DERIVATIVE - A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DIVERSIFICATION - The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

DURATION - A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH - A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS - An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INTEREST RATE - Rate of interest charged for the use of money, usually expressed as an annual rate.

MARKET CAPITALIZATION - Market price of a company's shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

NET ASSET VALUE (NAV) - The market value of one share of a portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a portfolio's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO - Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities.

VALUE INVESTING - An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

VOLATILITY - The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

------------------------------------

                                    APPENDIX

                       MORE INFORMATION ABOUT SUB-ADVISERS

This Appendix provides additional information about, including past performance information of, the sub-advisers Equitable has initially selected to advise each portfolio.

                   -----------------------------------------

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO. Alliance Capital Management L.P. ("Alliance Capital"), Dresdner RCM Global Investors LLC ("Dresdner") and TCW
Investment Management Company ("TCW") serve as sub-advisers to AXA Premier VIP Large Cap Growth Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of September 30, 2001, Dresdner had approximately $__________ in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of September 30, 2001, TCW had approximately $__________ in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO. Alliance Capital, through its Bernstein Investment Research and Management ("Bernstein") unit, Janus Capital Corporation ("Janus") and Thornburg Investment Management, Inc. ("Thornburg") serve as sub-advisers to AXA Premier VIP Large Cap Core Equity Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Janus is a majority owned subsidiary of Stilwell Financial, Inc., a publicly traded company whose subsidiaries are engaged in financial services. As of September 30, 2001, Janus had approximately $__________ in assets under management. The principal office of Janus is located at 100 Fillmore Street, Denver, Colorado 80206.

Thornburg is an employee owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of September 30, 2001, Thornburg had approximately $__________ in assets under management. The principal office of Thornburg is located at 119 East Marcy Street, Santa Fe, New Mexico 87501-2046.

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO. Alliance Capital, Institutional Capital Corporation ("ICAP") and MFS Investment Management ("MFS") serve as sub-advisers to AXA Premier VIP Large Cap Value Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

ICAP is an employee owned money management firm. Robert H. Lyon is the controlling shareholder of ICAP. As of September 30, 2001, ICAP had approximately $__________ in assets under management. The principal office of ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international


                                   Appendix-1
financial services organization. As of September 30, 2001, MFS had approximately $__________ in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO. Alliance Capital, MFS and RS Investment Management, LP ("RSIM") serve as sub-advisers to AXA Premier VIP Small/Mid Cap Growth Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of September 30, 2001, MFS had approximately $__________ in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

RSIM is a wholly owned subsidiary of RS Investment Management Co. LLC ("RSIM Co."). G. Randall Hecht owns the largest membership interest in RSIM Co. As of September 30, 2001, RSIM Co. had approximately $__________ in assets under management. The principal office of RSIM is located at 388 Market Street, Suite 1700, San Francisco, California 94111.

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO. AXA Rosenberg Investment Management LLC ("AXA Rosenberg"), The Boston Company Asset Management, LLC ("BCAM") and TCW serve as sub-advisers to AXA Premier VIP Small/Mid Cap Value Portfolio.

AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC ("AXA Rosenberg Group"). AXA Rosenberg Group is owned by Barr and June Rosenberg, Kenneth Reid, Marlis Fritz and AXA Investment Managers S.A., a French societe anonyme and investment arm of AXA, a French insurance holding company that includes Equitable among its subsidiaries. As of September 30, 2001, AXA Rosenberg Group had approximately $10 billion in assets under management. The principal office of AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.

BCAM is an indirect wholly owned subsidiary of Mellon Financial Corporation, a publicly traded global financial services company. As of September 30, 2001, BCAM had approximately $__________ in assets under management. The principal office of BCAM is located at One Boston Place, Boston, Massachusetts 02108.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of September 30, 2001, TCW had approximately $__________ in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO. Alliance Capital, through its Bernstein unit, Bank of Ireland Asset Management (U.S.) Limited ("BIAM (U.S.)") and OppenheimerFunds, Inc. ("Oppenheimer") serve as sub-advisers to AXA Premier VIP International Equity Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

BIAM (U.S.) is the investment management arm and a wholly owned subsidiary of Bank of Ireland Group, a publicly traded financial services provider located in Ireland. As of September 30, 2001, BIAM (U.S.) had approximately $__________ in assets under management. The principal North American office of BIAM (U.S.) is located at 75 Holly Lane, Greenwich, Connecticut 06830.


                                   Appendix-2

Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a mutual insurance company providing global financial services. As of September 30, 2001, Oppenheimer and its subsidiaries had approximately $__________ in assets under management. The principal office of Oppenheimer is located at 6803 South Tucson Way, Englewood, Colorado 80112.

AXA PREMIER VIP TECHNOLOGY PORTFOLIO. Alliance Capital, Dresdner and Firsthand Capital Management, Inc. ("Firsthand") serve as sub-advisers to AXA Premier VIP Technology Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of September 30, 2001, Dresdner had approximately $__________ in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

Kevin M. Landis is the controlling shareholder of Firsthand. As of September 30, 2001, Firsthand had approximately $__________ in assets under management. The principal office of Firsthand is located at 125 South Market, Suite 1200, San Jose, California 95113.

AXA PREMIER VIP HEALTH CARE PORTFOLIO.  A I M Capital Management,  Inc. ("AIM"),
Dresdner  and  Wellington   Management  Company,  LLP  ("Wellington")  serve  as
sub-advisers to AXA Premier VIP Health Care Portfolio.

AIM is a wholly owned subsidiary of A I M Advisors, Inc. A I M Advisors, Inc. is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management merged with INVESCO in 1997 to form AMVESCAP PLC, one of the world's largest investment services companies. As of September 30, 2001, AIM Management had approximately $__________ in assets under management. The principal office of AIM is located at 11 Greenway Plaza, Houston, Texas 77046.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of September 30, 2001, Dresdner had approximately $__________ in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

Wellington is an employee owned limited liability partnership whose sole business is investment management. Wellington is owned by 68 partners, all active employees of the firm; the managing partners of Wellington are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of September 30, 2001,
Wellington had approximately $__________ in assets under management. The principal office of Wellington is located at 75 State Street, Boston, Massachusetts 02109.

AXA PREMIER VIP CORE BOND PORTFOLIO. BlackRock Advisors, Inc. ("BAI") and Pacific Investment Management Company LLC ("PIMCO") serve as sub-advisers to AXA Premier VIP Core Bond Portfolio.

BAI is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority owned indirect subsidiary of The PNC Financial Services Group, Inc., a publicly traded diversified financial services company. As of September 30, 2001, BAI currently manages approximately $___________ in fixed income mandates. The principal office of BAI is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). Allianz AG, a European-based, multi-national insurance and financial services holding company, is the indirect majority owner of PIMCO Advisors. Pacific Life Insurance Company holds an indirect minority interest in PIMCO Advisors. As of September 30, 2001, PIMCO and had approximately $__________ in assets under management. The principal office of PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92658-6430.


                        -------------------------------



                                   Appendix-3

                         SUB-ADVISERS' PAST PERFORMANCE

For each sub-adviser, this Appendix presents performance information for all accounts it manages with substantially similar investment objectives and policies as the portion of the AXA Premier VIP Trust portfolio that the sub-adviser will manage. Where a sub-adviser has been managing a registered investment company (mutual fund) with substantially similar investment objectives, policies and strategies ("Comparable Portfolio") to those of the portion of the AXA Premier VIP Trust portfolio that the sub-adviser will manage, the Comparable Portfolio's average total return is presented below in accordance with SEC mutual fund performance rules. Where a sub-adviser manages only advisory accounts or manages advisory accounts and sub-advises mutual funds in a manner that is substantially similar to the way in which it will manage a portion of the AXA Premier VIP Trust portfolio's assets, this Appendix presents the composite performance of all those accounts, excluding any Comparable Portfolio performance ("Account Composite Performance").

Equitable requires the sub-advisers to present to Equitable the performance of all substantially similar managed accounts and mutual funds to help ensure that the sub-adviser is showing the performance of all its managed accounts and mutual funds, not just its best performing accounts. Equitable requests that the sub-adviser or other representatives related to the sub-adviser make certain representations concerning the appropriate presentation and calculation of Account Composite Performance.

Except as otherwise indicated, the Account Composite Performance is supplied by each sub-adviser to Equitable as a gross of fee basis and adjusted by Equitable only to deduct the anticipated Class B fees and expenses, which are expected to be the highest expenses of all the classes, of the AXA Premier VIP Trust portfolio the sub-adviser is expected to advise. Actual fees will vary depending on, among other things, the applicable fee schedule and portfolio size. The fee schedule for each portfolio is included in the AXA Premier VIP Trust prospectus. Also included are performance figures for the benchmark indices of the AXA Premier VIP Trust portfolios. When a sub-adviser's management of a portion of an AXA Premier VIP Trust portfolio more closely resembles an index other than the portfolio's benchmark index, the performance of such index is also shown.

The performance information shown below does not reflect any insurance or separate account fees and expenses, which are imposed under the Contracts. If it did, the results shown would be lower.

THE PAST PERFORMANCE OF THE SUB-ADVISERS IN MANAGING COMPARABLE PORTFOLIOS AND ADVISORY ACCOUNTS IS NO GUARANTEE OF FUTURE RESULTS IN MANAGING AN AXA PREMIER VIP TRUST PORTFOLIO. PLEASE NOTE THE FOLLOWING CAUTIONARY GUIDELINES IN REVIEWING THIS APPENDIX:

o PERFORMANCE FIGURES ARE NOT THE PERFORMANCE OF THE AXA PREMIER VIP TRUST PORTFOLIOS. The performance shown for the sub-advisers is not the performance of any AXA Premier VIP Trust portfolio and is not an indication of how the portfolio would have performed in the past or will perform in the future. The portfolios' performance in the future will be different from the sub-advisers' performance in advising the Comparable Portfolios and substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the portfolios and advisory accounts, different fees, expenses, performance calculations methods, portfolio size and composition. In particular, Account Composite Performance is not necessarily an indication of how any AXA Premier VIP Trust portfolio will perform, as those accounts may not be subject to investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, can have a negative impact on the portfolio's performance.

o AXA PREMIER VIP TRUST PORTFOLIOS HAVE MORE THAN ONE SUB-ADVISER. Each sub-adviser manages only a portion of a portfolio's assets. As a result, the future performance of each sub-adviser will affect the performance of an AXA Premier VIP Trust portfolio only with respect to the percentage of the portfolio's assets that it advises. Furthermore, the proportion of portfolio assets Equitable initially allocates to each sub-adviser may change over time since (a) Equitable can change the percentage of a portfolio's assets allocated to a sub-adviser at any time, and (b) the assets under management by any sub-adviser will increase or decrease depending upon the performance and market value of those sub-advised assets. Initially, Equitable expects to allocate a portfolio's assets approximately equally to each of its sub-advisers. You should consider Equitable's discretion to change the asset



                                   Appendix-4
        allocation among sub-advisers and the portfolios' ability to change sub-advisers and alter the number of sub-advisers when reviewing the Comparable Portfolio and the Account Composite Performance.

o EQUITABLE CAN REPLACE A SUB-ADVISER, SUBJECT TO APPROVAL BY THE PORTFOLIO'S BOARD OF TRUSTEES, WITHOUT SHAREHOLDER APPROVAL. The structure of the AXA Premier VIP Trust portfolios permits Equitable, as the portfolios' investment manager, to retain and replace sub-advisers (subject to approval by the portfolio's board of trustees) without a shareholder vote. This arrangement gives Equitable more flexibility in responding to changing performance and other factors that Equitable determines may affect a sub-adviser's ability to advise the portfolio. It can also result in more frequent changes in sub-advisers than is experienced by portfolios whose shareholders must approve a sub-adviser change. More frequent changes in sub-advisers may increase portfolio turnover and portfolio expenses.

o SUB-ADVISER AND BENCHMARK PERFORMANCE ARE AVERAGES FOR THE PERIODS SHOWN. The information below shows average annual total rate of returns for the periods indicated, but does not reflect the volatility that may occur within a given period. As discussed in the prospectus, many of the portfolios are in market sectors that experienced significant performance fluctuations within the periods presented.

o THERE HAVE BEEN SIGNIFICANT FLUCTUATIONS IN THE MARKET IN 2001 TO DATE. The performance for the periods shown, except the nine months ended September 30, 2001, is shown through December 31, 2000. While calendar year numbers for 2001 are not shown, each sub-adviser's performance in 2001 through the fiscal quarter ended September 30, 2001 is shown to illustrate the effects of the market volatility during this period.



                                   Appendix-5

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO                            6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00
ALLIANCE CAPITAL MANAGEMENT L.P.
Composite - Disciplined Growth Composite                              (13.10%)     (18.50%)      13.64%      19.45%       17.77%
Russell 1000 Growth Index (Portfolio Benchmark)                       (14.24%)     (22.43%)      12.73%      18.14%       17.33%

DRESDNER RCM GLOBAL INVESTORS LLC
Composite - Large Cap Select Equity Composite                         (16.80%)     (17.04%)      22.20%      24.24%       19.57%
Russell 1000 Growth Index (Portfolio Benchmark)                       (14.24%)     (22.43%)      12.73%      18.14%       17.33%

TCW INVESTMENT MANAGEMENT COMPANY
Portfolio - TCW Galileo Select Equities Fund (Class I Shares)1/       (13.69%)      (6.22%)      22.75%      22.31%        N/A
Composite - TCW Concentrated Core Equities Supplemental               (13.86%)      (5.53%)      23.70%      23.15%       20.01%
Russell 1000 Growth Index (Portfolio Benchmark)                       (14.24%)     (22.43%)      12.73%      18.14%       17.33%

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO                       6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00
ALLIANCE CAPITAL MANAGEMENT L.P.
(BERNSTEIN UNIT)
Composite - Diversified Value (Optimized vs. S&P 500)                  2.23%         3.59%       8.63%       15.23%       16.75%
Standard and Poor's 500 Index (Portfolio Benchmark)                   (6.70%)       (9.11%)     12.26%       18.33%       17.46%

JANUS CAPITAL CORPORATION
Composite - Janus LargeCap Growth Composite                             %             %            %            %           %
Russell 1000 Growth Index                                            (14.24%)      (22.43%)      12.73%      18.14%       17.33%
Standard and Poor's 500 Index (Portfolio Benchmark)                   (6.70%)       (9.11%)      12.26%      18.33%       17.46%

THORNBURG INVESTMENT MANAGEMENT, INC.
Portfolio - Thornburg Value Fund (Class A shares)2/                   (2.64%)        3.96%       20.43%      26.34%        N/A
Standard and Poor's 500 Index (Portfolio Benchmark)                   (6.70%)       (9.11%)      12.26%      18.33%        N/A

--------------------
1/ TCW Galileo Select Equities Fund is a non-diversified fund.
2/ Thornburg also has a Thornburg Large Cap Composite which consists of Thornburg Value Fund and other advised accounts. Thornburg Large Cap Composite is not shown in the chart above because it consists primarily of the Thornburg Value Fund (shown above). The performance of the Thornburg Large Cap Composite for the periods shown above (six months ended June 30, 2001, the one year, three years and five years ended December 31, 2000 and the period since its inception on October 2, 1995 through December 31, 2000) is (2.78%), 4.14%, 20.81%, 26.87%,
25.32%, respectively.


                                   Appendix 6

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO                                 Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)

ALLIANCE CAPITAL MANAGEMENT L.P.
Composite - Disciplined Growth Composite                                    N/A          N/A          N/A
Russell 1000 Growth Index (Portfolio Benchmark)                             N/A          N/A          N/A

DRESDNER RCM GLOBAL INVESTORS LLC
Composite - Large Cap Select Equity Composite                               N/A          N/A          N/A
Russell 1000 Growth Index (Portfolio Benchmark)                             N/A          N/A          N/A

TCW INVESTMENT MANAGEMENT COMPANY
Portfolio - TCW Galileo Select Equities Fund (Class I Shares)1/           18.61%         N/A        07/01/91
Composite - TCW Concentrated Core Equities Supplemental                     N/A          N/A          N/A
Russell 1000 Growth Index (Portfolio Benchmark)                           16.41%         N/A          N/A

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO                            Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)
ALLIANCE CAPITAL MANAGEMENT L.P.
(BERNSTEIN UNIT)
Composite - Diversified Value (Optimized vs. S&P 500)                       N/A          N/A          N/A
Standard and Poor's 500 Index (Portfolio Benchmark)                         N/A          N/A          N/A

JANUS CAPITAL CORPORATION
Composite - Janus LargeCap Growth Composite                                 N/A          N/A          N/A
Russell 1000 Growth Index                                                   N/A          N/A          N/A
Standard and Poor's 500 Index (Portfolio Benchmark)                         N/A          N/A          N/A

THORNBURG INVESTMENT MANAGEMENT, INC.
Portfolio - Thornburg Value Fund (Class A shares)2/                       24.83%         N/A        10/02/95
Standard and Poor's 500 Index (Portfolio Benchmark)                       18.82%         N/A          N/A


--------------------
1/ TCW Galileo Select Equities Fund is a non-diversified fund.
2/ Thornburg also has a Thornburg Large Cap Composite which consists of Thornburg Value Fund and other advised accounts. Thornburg Large Cap Composite is not shown in the chart above because it consists primarily of the Thornburg Value Fund (shown above). The performance of the Thornburg Large Cap Composite for the periods shown above (six months ended June 30, 2001, the one year, three years and five years ended December 31, 2000 and the period since its inception on October 2, 1995 through December 31, 2000) is (2.78%), 4.14%, 20.81%, 26.87%,
25.32%, respectively.


                                  Appendix-6a

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO                             6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00

ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Growth and Income Fund (Class A shares)           2.65%        13.64%       15.13%      19.54%       16.76%
Composite - Disciplined Value Composite                                2.04%        14.55%       14.94%      19.52%        N/A
Russell 1000 Value Index (Portfolio Benchmark)                        (1.26%)        7.01%        9.93%      16.91%       17.34%

INSTITUTIONAL CAPITAL CORPORATION
Portfolio - ICAP Select Equity Portfolio 4/                            3.53%         9.49%       17.10%        N/A         N/A
Russell 1000 Value Index (Portfolio Benchmark)                        (1.26%)        7.01%        9.93%        N/A         N/A

MFS INVESTMENT MANAGEMENT
Portfolio - MFS Value Fund (Class A shares)                           (3.97%)       29.39%       17.40%      22.24%        N/A
Composite - MFS Large Cap Value Equity Composite                      (4.33%)       29.77%       17.55%      20.76%       17.81%
Russell 1000 Value Index (Portfolio Benchmark)                        (1.26%)        7.01%       9.93%       16.91%       17.34%


AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO                        6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00

ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Quasar Fund (Class A shares)                     (3.02%)       (7.61%)     (0.14%)       9.14%       13.02%
Composite - Small Cap Growth Composite                                (1.88%)       17.02%       12.92%      18.99%       18.83%
Russell 2000 Growth Index                                              0.04%       (22.43%)       3.96%       7.14%       12.80%
Russell 2500 Growth Index (Portfolio Benchmark)                       (2.88%)      (16.09%)      10.39%      12.18%       15.72%

MFS INVESTMENT MANAGEMENT
Portfolio - MFS Mid Cap Fund (Class A shares)5/                       (5.59%)        7.76%       32.29%      25.29%        N/A
Composite - MFS Mid Cap Growth Equity Composite                       (6.03%)        8.08%       31.16%      25.26%        N/A
Russell Mid Cap Growth Index                                         (12.96%)      (11.75%)      16.32%      17.77%        N/A
Russell 2500 Growth Index (Portfolio Benchmark)                       (2.88%)      (16.09%)      10.39%      12.18%        N/A

RS INVESTMENT MANAGEMENT, LP
Portfolio - Diversified Growth Fund6/                                  5.56%       (26.91%)      28.59%        N/A         N/A
Russell 2000 Growth Index                                              0.04%       (22.43%)      3.96%         N/A         N/A
Russell 2500 Growth Index (Portfolio Benchmark)                       (2.88%)      (16.09%)      10.39%        N/A         N/A

-----------------------
4/ ICAP Select Equity Portfolio is a non-diversified fund.
5/ MFS Mid Cap Fund is a non-diversified fund.
6/ RSIM also has a Diversified Growth Composite which consists of the Diversified Growth Fund and other advised accounts. The Diversified Growth Composite is not shown in the chart because it consists primarily of the Diversified Growth Fund (shown above). The performance of the Diversified Growth Composite for the period shown above (six months ended June 30, 2001, the one year, three years and five years ended December 31, 2000 and the period since its inception on August 1, 1996 through December 31, 2000) is 5.94%, (27.86%), 27.50% and 31.56%, respectively.


                                   Appendix-7

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO                                  Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)
ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Growth and Income Fund (Class A shares)                N/A          N/A          N/A
Composite - Disciplined Value Composite                                     N/A         22.24%      12/31/94
Russell 1000 Value Index (Portfolio Benchmark)                              N/A         20.24%        N/A

INSTITUTIONAL CAPITAL CORPORATION
Portfolio - ICAP Select Equity Portfolio 4/                               17.10%         N/A        12/31/97
Russell 1000 Value Index (Portfolio Benchmark)                             9.94%         N/A          N/A

MFS INVESTMENT MANAGEMENT
Portfolio - MFS Value Fund (Class A shares)                               22.27%         N/A        01/02/96
Composite - MFS Large Cap Value Equity Composite                            N/A          N/A          N/A
Russell 1000 Value Index (Portfolio Benchmark)                            16.91%         N/A          N/A



AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO                             Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)

ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Quasar Fund (Class A shares)                           N/A          N/A          N/A
Composite - Small Cap Growth Composite                                      N/A          N/A          N/A
Russell 2000 Growth Index                                                   N/A          N/A          N/A
Russell 2500 Growth Index (Portfolio Benchmark)                             N/A          N/A          N/A

MFS INVESTMENT MANAGEMENT
Portfolio - MFS Mid Cap Fund (Class A shares)5/                           22.18%         N/A        12/01/93
Composite - MFS Mid Cap Growth Equity Composite                             N/A         25.81%      10/01/94
Russell Mid Cap Growth Index                                              17.25%        19.17%        N/A
Russell 2500 Growth Index (Portfolio Benchmark)                           13.45%        14.67%        N/A

RS INVESTMENT MANAGEMENT, LP
Portfolio - Diversified Growth Fund6/                                     32.07%         N/A        08/01/96
Russell 2000 Growth Index                                                  8.56%         N/A          N/A
Russell 2500 Growth Index (Portfolio Benchmark)                           13.14%         N/A          N/A



-----------------------
4/ ICAP Select Equity Portfolio is a non-diversified fund.
5/ MFS Mid Cap Fund is a non-diversified fund.
6/ RSIM also has a Diversified Growth Composite which consists of the Diversified Growth Fund and other advised accounts. The Diversified Growth Composite is not shown in the chart because it consists primarily of the Diversified Growth Fund (shown above). The performance of the Diversified Growth Composite for the period shown above (six months ended June 30, 2001, the one year, three years and five years ended December 31, 2000 and the period since its inception on August 1, 1996 through December 31, 2000) is 5.94%, (27.86%), 27.50% and 31.56%, respectively.


                                  Appendix-7a

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO                         6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00
AXA ROSENBERG INVESTMENT MANAGEMENT LLC
Composite - Mid/Small Cap Value Composite                              8.11%          N/A         N/A          N/A         N/A
Russell 2500 Value Index (Portfolio Benchmark)                         7.81%          N/A         N/A          N/A         N/A

THE BOSTON COMPANY ASSET MANAGEMENT, LLC
Composite - Premier Value Equity Composite                             16.79%       27.60%       16.22%      21.66%       23.94%
Russell Midcap Value Index                                             3.26%        19.18%        7.75%      15.12%       17.88%
Russell 2500 Value Index (Portfolio Benchmark)                         7.81%        20.79%       6.33%       14.36%       18.03%

TCW INVESTMENT MANAGEMENT COMPANY
Portfolio - TCW Galileo Value Opportunities Fund (Class I Shares)7/    20.45%       38.25%       20.14%        N/A         N/A
Russell Midcap Value Index                                              3.26%       19.18%        7.75%        N/A         N/A
Russell 2500 Value Index (Portfolio Benchmark)                          7.81%       20.79%        6.33%        N/A         N/A

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO                        6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended          Ended     Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00

ALLIANCE CAPITAL MANAGEMENT L.P.
(BERNSTEIN UNIT)
Composite - International Value (Cap Weighted, Unhedged)              (7.18%)       (4.04%)      6.59%        5.53%        N/A
Morgan Stanley Capital International EAFE Index                       (14.61%)     (14.17%)      9.35%        7.13%        N/A
(Portfolio Benchmark)

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
Composite - International Equity Composite                            (14.11%)      (9.01%)      11.24%      11.97%       13.07%
Morgan Stanley Capital International EAFE Index                       (14.61%)     (14.17%)      9.35%        7.13%       8.25%
(Portfolio Benchmark)

OPPENHEIMERFUNDS, INC.
Portfolio - Oppenheimer International Growth Fund (Class A shares)    (11.06%)      (9.58%)      15.55%        N/A         N/A
Morgan Stanley Capital International EAFE Index                       (14.61%)     (14.17%)       9.35%        N/A         N/A
(Portfolio Benchmark)

-----------------------
7/ TCW Galileo Value Opportunities Fund is a non-diversified fund.


                                   Appendix-8

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO                              Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)

AXA ROSENBERG INVESTMENT MANAGEMENT LLC
Composite - Mid/Small Cap Value Composite                                   N/A         15.77%      05/01/00
Russell 2500 Value Index (Portfolio Benchmark)                              N/A         15.44%        N/A

THE BOSTON COMPANY ASSET MANAGEMENT, LLC
Composite - Premier Value Equity Composite                                  N/A          N/A          N/A
Russell Midcap Value Index                                                  N/A          N/A          N/A
Russell 2500 Value Index (Portfolio Benchmark)                              N/A          N/A          N/A

TCW INVESTMENT MANAGEMENT COMPANY
Portfolio - TCW Galileo Value Opportunities Fund (Class I Shares)7/       20.87%         N/A        11/01/96
Russell Midcap Value Index                                                14.83%         N/A          N/A
Russell 2500 Value Index (Portfolio Benchmark)                            14.09%         N/A          N/A

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO                             Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)

ALLIANCE CAPITAL MANAGEMENT L.P.
(BERNSTEIN UNIT)
Composite - International Value (Cap Weighted, Unhedged)                    N/A         5.48%       07/01/94
Morgan Stanley Capital International EAFE Index                             N/A         7.03%         N/A
(Portfolio Benchmark)

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
Composite - International Equity Composite                                  N/A          N/A          N/A
Morgan Stanley Capital International EAFE Index                             N/A          N/A          N/A
(Portfolio Benchmark)

OPPENHEIMERFUNDS, INC.
Portfolio - Oppenheimer International Growth Fund (Class A shares)        18.63%         N/A        03/25/96
Morgan Stanley Capital International EAFE Index                            6.88%         N/A          N/A
(Portfolio Benchmark)

-----------------------
7/ TCW Galileo Value Opportunities Fund is a non-diversified fund.


                                   Appendix-8a

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP TECHNOLOGY PORTFOLIO                                  6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00
ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Technology Fund (Class A shares)                 (14.75%)     (24.62%)      28.31%      21.40%       26.75%
Russell 1000 Technology Index (Portfolio Benchmark)                   (20.66%)     (34.10%)      26.70%      27.90%       23.85%

DRESDNER RCM GLOBAL INVESTORS LLC
Portfolio - Dresdner RCM Global Technology Fund (Class I shares)8/    (35.10%)     (14.33%)      57.46%      44.37%        N/A
Composite - Dresdner RCM Global Technology Composite                  (33.57%)     (15.27%)       N/A          N/A         N/A
Russell 1000 Technology Index (Portfolio Benchmark)                   (20.66%)     (34.10%)      26.70%      27.90%        N/A

FIRSTHAND CAPITAL MANAGEMENT, INC.
Portfolio - Technology Leaders Fund10/                                (29.64%)     (24.23%)      50.51%        N/A         N/A
Russell 1000 Technology Index (Portfolio Benchmark)                   (20.66%)     (34.10%)      26.70%        N/A         N/A

AXA PREMIER VIP HEALTH CARE PORTFOLIO                                 6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00

A I M CAPITAL MANAGEMENT, INC.
Portfolio - AIM Global Healthcare Fund (Class A shares)                5.38%        52.08%       23.86%      20.50%       17.20%
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                  (6.35%)       44.71%       26.62%      19.29%       20.65

DRESDNER RCM GLOBAL INVESTORS LLC
Portfolio - Dresdner RCM Global Health Care Fund (Class N shares)12/  (12.32%)      73.37%       40.99%        N/A         N/A
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                  (6.35%)       44.71%       26.62%        N/A         N/A

WELLINGTON MANAGEMENT COMPANY, LLP
Composite - Diversified Health Care Total Composite                   (2.05%)         N/A         N/A          N/A         N/A
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                  (6.35%)         N/A         N/A          N/A         N/A

------------------------------
8/ Dresdner RCM Global Technology Fund is a non-diversified fund.
9/ As of 01/01/96. The Russell 1000 Technology Index does not provide mid-month calculations.
10/ Technology Leaders Fund is a non-diversified fund.
11/ As of 01/01/96. The Russell 1000 Technology Index does not provide mid-month calculations.
12/ Dresdner RCM Global Health Care Fund is a non-diversified fund.


                                   Appendix-9

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP TECHNOLOGY PORTFOLIO                                       Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)
ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Technology Fund (Class A shares)                       N/A          N/A          N/A
Russell 1000 Technology Index (Portfolio Benchmark)                         N/A          N/A          N/A

DRESDNER RCM GLOBAL INVESTORS LLC
Portfolio - Dresdner RCM Global Technology Fund (Class I shares)8/        44.37%         N/A        12/27/95
Composite - Dresdner RCM Global Technology Composite                        N/A         8.66%       12/01/99
Russell 1000 Technology Index (Portfolio Benchmark)                       28.2%9/        N/A          N/A

FIRSTHAND CAPITAL MANAGEMENT, INC.
Portfolio - Technology Leaders Fund10/                                    49.64%         N/A        12/10/97
Russell 1000 Technology Index (Portfolio Benchmark)                       26.70%11/      N/A          N/A

AXA PREMIER VIP HEALTH CARE PORTFOLIO                                      Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)

A I M CAPITAL MANAGEMENT, INC.
Portfolio - AIM Global Healthcare Fund (Class A shares)                     N/A          N/A          N/A
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                        N/A          N/A          N/A

DRESDNER RCM GLOBAL INVESTORS LLC
Portfolio - Dresdner RCM Global Health Care Fund (Class N shares)12/      38.16%         N/A        12/31/96
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                      23.71%         N/A          N/A

WELLINGTON MANAGEMENT COMPANY, LLP
Composite - Diversified Health Care Total Composite                         N/A         44.98%      05/31/00
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                        N/A         18.57%        N/A

------------------------------
8/ Dresdner RCM Global Technology Fund is a non-diversified fund.
9/ As of 01/01/96. The Russell 1000 Technology Index does not provide mid-month calculations.
10/ Technology Leaders Fund is a non-diversified fund.
11/ As of 01/01/96. The Russell 1000 Technology Index does not provide mid-month calculations.
12/ Dresdner RCM Global Health Care Fund is a non-diversified fund.



                                  Appendix-9a

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP CORE BOND PORTFOLIO                                   6 Months      1 Year      3 Years     5 Years     10 Years
                                                                       Ended         Ended     Ended         Ended      Ended
                                                                      6/30/01      12/31/00    12/31/00     12/31/00    12/31/00

BLACKROCK ADVISORS, INC.
Portfolio - BlackRock Core Bond Total Return Portfolio                 3.18%        12.39%       6.61%       6.50%         N/A
Composite - BlackRock Core Bond Composite                              3.23%        11.30%       5.93%       6.06%         N/A
Lehman Brothers Aggregate Bond Index (Portfolio Benchmark)             3.62%        11.63%       6.35%       6.46%         N/A

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
Portfolio - PIMCO Total Return Fund (Class B shares)                   1.97%        10.74%       5.75%       5.90%        8.17%
Composite - Total Return Full Authority Composite                      2.45%        11.21%       6.12%       6.66%        8.56%
Lehman Brothers Aggregate Bond Index (Portfolio Benchmark)             3.62%        11.63%       6.36%       6.46%        7.96%





                                  Appendix-10

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP CORE BOND PORTFOLIO                                       Since         Since      Inception
                                                                        Inception     Inception      Date
                                                                       (Portfolio)   (Composite)

BLACKROCK ADVISORS, INC.
Portfolio - BlackRock Core Bond Total Return Portfolio                    7.11%          N/A       12/09/92
Composite - BlackRock Core Bond Composite                                  N/A          7.60%      04/30/91
Lehman Brothers Aggregate Bond Index (Portfolio Benchmark)                7.05%         7.81%         N/A

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
Portfolio - PIMCO Total Return Fund (Class B shares)                       N/A           N/A          N/A
Composite - Total Return Full Authority Composite                          N/A           N/A          N/A
Lehman Brothers Aggregate Bond Index (Portfolio Benchmark)                 N/A           N/A          N/A


                                  Appendix-10a

THE BENCHMARKS

The performance of Comparable Portfolios and/or Account Composites (collectively "Accounts") of each of the sub-advisers as shown on the preceding pages compares each Account's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

RUSSELL 3000 INDEX

Composed of 3,000 large U.S. securities, as determined by total market capitalization. This index is capitalization weighted and represents approximately 98% of the investable U.S. equity market. The largest security has a market capitalization of approximately $520 billion; the smallest is approximately $178 million as of May 31, 2000.

RUSSELL 1000 GROWTH INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 1000 VALUE INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

STANDARD & POOR'S 500 INDEX

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

RUSSELL MIDCAP GROWTH INDEX

Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe. These stocks are also members of the Russell 1000 Growth Index.

RUSSELL MIDCAP VALUE INDEX

Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe. These stocks are also members of the Russell 1000 Value Index.

RUSSELL 2000 GROWTH INDEX

Contains those Russell 2000 securities (all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.


                                  Appendix-11

RUSSELL 2500 GROWTH INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 2500 VALUE INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.

RUSSELL 1000 TECHNOLOGY INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.

JPMORGAN H&Q HEALTHCARE INDEX

Contains a market capitalization weighted sampling of approximately 125 securities deemed to be healthcare-related by the JPMorgan H&Q research department. Stocks representing Biotech, Life Sciences, Pharmaceutical, Medical Products, and HealthCare Service providers are all included. Stocks with market capitalization greater than $15 billion are scaled back by the research department to represent less of the index than would otherwise be reflected by their market capitalization.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. EAFE index assumes dividends reinvested net of withholding taxes and do not reflect any fees and expenses.

LEHMAN BROTHERS AGGREGATE BOND INDEX

The Lehman Brothers Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be dollar denominated.


                                  Appendix-12

     If you would like more information about the portfolios, the following document is available free upon request.


         STATEMENT OF ADDITIONAL INFORMATION (SAI) - Provides more detailed information about the portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


             TO ORDER A FREE COPY OF A PORTFOLIO'S SAI, CONTACT
             YOUR FINANCIAL PROFESSIONAL, OR THE PORTFOLIOS AT:                           AXA PREMIER VIP TRUST

                          AXA Premier VIP Trust
                       1290 Avneue of the Americas                                      AXA Premier VIP Large Cap
                        New York, New York 10104                                            Growth Portfolio
                         Telephone: 866-231-8585
                         Internet: www.[ ].com                                        AXA Premier VIP Large Cap Core
                                                                                            Equity Portfolio

          Your financial professional or AXA Premier VIP Trust                          AXA Premier VIP Large Cap
      will also be happy to answer your questions or to provide any                         Value Portfolio
               additional information that you may require
                                                                                       AXA Premier VIP Small/Mid
      Information about the portfolios (including the SAI) is available                  Cap Growth Portfolio
        at the  Public Reference Room of the Securities and Exchange
         Commission in Washington, D.C. Text-only copies, reports                      AXA Premier VIP Small/Mid
     and other information regarding the portfolios are available free                    Cap Value Portfolio
          on the EDGAR Database on the Commission's Web site at:
                               WWW.SEC.GOV                                    AXA Premier VIP International Equity Portfolio

      Copies of these publications are also available for a fee and                AXA Premier VIP Technology Portfolio
        information on the operation of the Public Reference Room
      may be obtained by electronic request at the following E-mail                AXA Premier VIP Health Care Portfolio
       address: PUBLICINFO@SEC.GOV., or by writing or calling the
                           ------------------                                           AXA Premier VIP Core
                    Public Reference Room of the SEC,                                       Bond Portfolio
                       Washington, D.C. 20549-0102
                              202-942-8090







                                                                                   (Investment Company Act File No. 811-10509)

(C) 2001 AXA Premier VIP Trust

AXA PREMIER VIP TRUST

                 ---------------------------------------------------------------

                 AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

                 AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

                 AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

                 AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

                 AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

                 AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

                 AXA PREMIER VIP TECHNOLOGY PORTFOLIO

                 AXA PREMIER VIP HEALTH CARE PORTFOLIO

                 AXA PREMIER VIP CORE BOND PORTFOLIO

                 ---------------------------------------------------------------



                                                     PROSPECTUS
                                                     DECEMBER __, 2001

The Securities and Exchange Commission has not approved any portfolio's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. AXA PREMIER VIP TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                  INTRODUCTION

AXA Premier VIP Trust is a family of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class B shares of each of the AXA Premier VIP Trust portfolios. Each portfolio is a diversified portfolio, except AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio, which are non-diversified portfolios sometimes referred to as "sector portfolios." Information on each portfolio, including investment strategies and investment risks, can be found on the pages following this introduction.

AXA Premier VIP Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable"), Equitable of Colorado, Inc. or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to each portfolio is Equitable. The day-to-day portfolio management of each portfolio is provided by one or more investment sub-advisers. Information regarding Equitable and the sub-advisors is included under "Management Team" in this prospectus. Equitable may allocate a portfolio's assets to additional sub-advisers subject to approval of the portfolio's board of trustees. In addition, Equitable may, subject to the approval of the portfolio's board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended ("1940 Act")) ("Affiliated
Adviser"), such as Alliance Capital Management L.P., unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected portfolio's shareholders.

The co-distributors for each portfolio are AXA Advisors, LLC and Equitable Distributors, Inc.

The portfolios are newly organized and have no operating history or performance information prior to the date of this prospectus. Performance of the portfolios will vary over time.

An investment in a portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

                                TABLE OF CONTENTS
                                                                         PAGE
------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
------------------------------------------------------------------------

     AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO.............................1

     AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO........................2

     AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO..............................3

     AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO.........................5

     AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO..........................7

     AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO.........................9

     AXA PREMIER VIP TECHNOLOGY PORTFOLIO..................................11

     AXA PREMIER VIP HEALTH CARE PORTFOLIO.................................13

     AXA PREMIER VIP CORE BOND PORTFOLIO...................................15

------------------------------------------------------------------------
MORE ABOUT INVESTMENT STRATEGIES & RISKS
------------------------------------------------------------------------

     MORE ABOUT INVESTMENT STRATEGIES & RISKS..............................17

------------------------------------------------------------------------
MANAGEMENT TEAM
------------------------------------------------------------------------

     THE MANAGER AND THE SUB-ADVISERS......................................19

------------------------------------------------------------------------
PORTFOLIO SERVICES
------------------------------------------------------------------------

     BUYING AND SELLING SHARES.............................................28

     RESTRICTIONS ON BUYING AND SELLING SHARES.............................28

     HOW PORTFOLIO SHARES ARE PRICED.......................................29

     DIVIDENDS AND DISTRIBUTIONS...........................................30

     TAX CONSEQUENCES......................................................30

     ADDITIONAL INFORMATION................................................30

     GLOSSARY OF TERMS.....................................................31

     APPENDIX: More Information About Sub-Advisers.................Appendix-1

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:          Equitable
SUB-ADVISERS:     Alliance Capital Management L.P.
                  Dresdner RCM Global Investors LLC
                  TCW Investment Management Company

--------------------------------------------------------------------------------
KEY TERMS
o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.
o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Currently, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers focus on identifying companies expected to grow at a faster rate than the U.S. economy. This process involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, including to seek more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

--------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o INVESTMENT STYLE RISK -- The sub-advisers primarily use a particular style or set of styles - in this case "growth" styles - to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:          Equitable
SUB-ADVISERS:     Alliance Capital Management L.P. (Bernstein Unit)
                  Janus Capital Corporation
                  Thornburg Investment Management, Inc.

--------------------------------------------------------------------------------
KEY TERMS
o CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).
o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Currently, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

Each sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. Among other things, these processes involve researching and evaluating individual companies for potential investment. Each sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:         Equitable
SUB-ADVISERS:    Alliance Capital Management L.P.
                 Institutional Capital Corporation
                 MFS Investment Management

--------------------------------------------------------------------------------
KEY TERMS
o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.
o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Currently, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers focus primarily on stocks that are currently under-priced using certain financial measurements, including the stock's price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment. This approach often leads the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o INVESTMENT STYLE RISK -- The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

MANAGER:          Equitable
SUB-ADVISERS:     Alliance Capital Management L.P.
                  MFS Investment Management
                  RS Investment Management, LP

--------------------------------------------------------------------------------
KEY TERMS
o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.
o SMALL/MID CAP COMPANIES -- Companies with market capitalization between $100 million and $7 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

----------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Currently, small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers will utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, sub-advisers utilize a process that involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o INVESTMENT STYLE RISK -- The sub-advisers primarily use a particular style or set of styles - in this case "growth" styles - to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o SMALL- AND MID-CAPITALIZATION RISK -- Equity risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

MANAGER:          Equitable
SUB-ADVISERS:     AXA Rosenberg Investment Management LLC
                  The Boston Company Asset Management, LLC
                  TCW Investment Management Company

--------------------------------------------------------------------------------
KEY TERMS
o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.
o SMALL/MID CAP COMPANIES -- Companies with market capitalization between $100 million and $7 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

----------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Currently, small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers will utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment by the portfolio. This approach will often lead the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o INVESTMENT STYLE RISK -- The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o SMALL- AND MID-CAPITALIZATION RISK -- Equity risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

MANAGER:          Equitable
SUB-ADVISERS:     Alliance Capital Management L.P. (Bernstein Unit)
                  Bank of Ireland Asset Management (U.S.) Limited
                  OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
KEY TERM
o INTERNATIONAL INVESTING -- Focuses primarily on companies organized or headquartered outside the U.S.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). Foreign securities include securities issued by companies in countries with either developed or developing economies. The portfolio does not limit its investment to issuers within a specific market capitalization range.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

Each of the sub-advisers utilizes an approach that concentrates its efforts on identifying foreign companies with good prospects for future growth. Other factors, such as country and regional factors, are considered by the sub-advisers. While the sub-advisers believe that the identification, research and selection of individual stocks is of great importance to the portfolio's success, regional issues or political and economic considerations also play a role in the overall success of the portfolio. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these cash instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o CURRENCY RISK -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:          Equitable
SUB-ADVISERS:     Alliance Capital Management L.P.
                  Dresdner RCM Global Investors LLC
                  Firsthand Capital Management, Inc.

--------------------------------------------------------------------------------
KEY TERM
o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Technology Sector.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce and information service industries. The portfolio does not limit its investment to issuers with a specific market capitalization range. While the portfolio can invest in securities of U.S. and foreign companies, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o TECHNOLOGY SECTOR RISK -- The value of the portfolio's shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o NON-DIVERSIFICATION RISK --As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers or one sector of the market, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.

o SECTOR CONCENTRATION RISK -- Since the portfolio invests primarily in a particular sector, it could experience significant volatility greater than stock funds investing in a broader range of industries.

o SMALL- AND MID-CAPITALIZATION RISK -- Many companies in the technology sector have relatively small market capitalization. Equity risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

o FOREIGN INVESTING RISK -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:          Equitable
SUB-ADVISER:      A I M Capital Management, Inc.
                  Dresdner RCM Global Investors LLC
                  Wellington Management Company, LLP

--------------------------------------------------------------------------------
KEY TERM
o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Health Care Sector.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences (collectively termed "health sciences"). While the portfolio can invest in securities of U.S. and foreign companies of any size, the majority of portfolio assets are expected to be invested in securities of U.S. companies and companies with large- and mid-capitalization levels.

The health sciences sector consists of four main areas: pharmaceutical, health care services companies, product and device providers and biotechnology firms. The portfolio's allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The sub-advisers select securities through fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o HEALTH CARE SECTOR RISK -- The value of the portfolio's shares is particularly vulnerable to factors affecting the health care sector, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o NON-DIVERSIFICATION RISK --As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers or one sector of the market, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.

o SECTOR CONCENTRATION RISK -- Since the portfolio invests primarily in a particular sector, it could experience significant volatility greater than stock funds investing in a broader range of industries.

o FOREIGN INVESTING RISK -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND PORTFOLIO
--------------------------------------------------------------------------------
MANAGER:        Equitable
SUB-ADVISER:    BlackRock Advisors, Inc.
                Pacific Investment Management Company LLC (PIMCO)

--------------------------------------------------------------------------------
KEY TERM
o TOTAL RETURN -- A way of measuring portfolio performance. Total return is based on a calculation that takes into account dividends, capital gain distributions and the increase or decrease in share price.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities. The portfolio focuses on U.S. government and corporate debt securities and mortgage- and asset-backed securities. Debt securities represent an issuer's obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities.

The portfolio may also invest in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. or Standard & Poor's Ratings Service or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. The portfolio will normally hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to two or more sub-advisers. Equitable may change the sub-advisers, which are responsible for managing the portfolio's assets, subject to the approval of the portfolio's board of trustees.

The portfolio's sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers. Securities are purchased for the portfolio when the sub-advisers determine that they have the potential for above-average total return.

The portfolio may purchase bonds of any maturity, but generally the portfolio's overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index. Effective duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The portfolio's sub-advisers may, when consistent with the portfolio's investment objective, use derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps (including long and short credit default swaps) and indexed securities. The portfolio will typically use derivatives as a substitute for taking a position in the underlying asset and/or in an attempt to reduce risk to the portfolio as a whole (hedge), but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The portfolio may also enter into interest rate transactions as a hedging technique. In these transactions, the portfolio exchanges its right to pay or receive interest with another party for their right to pay or receive interest.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o CREDIT/DEFAULT RISK -- The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

o CURRENCY RISK -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

o INTEREST RATE RISK -- The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of a portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o ISSUER-SPECIFIC RISK -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company's stock.

o LIQUIDITY RISK -- The risk that exists when particular investments are difficult to purchase or sell. A portfolio's investment in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

o MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK -- The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

o DERIVATIVES RISK -- The portfolio's investments in derivatives may rise or fall more rapidly than other investments.

o PORTFOLIO MANAGEMENT RISK -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

MORE ABOUT INVESTMENT STRATEGIES & RISKS

ADDITIONAL RISKS

The portfolios have principal investment strategies that come with inherent risks. Each portfolio's principal risks are described in its principal risks section. The following is a list of additional risks to which each portfolio may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated each risk applies to all the portfolios.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

DERIVATIVES RISK. A portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. The value of a portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

INFORMATION RISK. The risk that key information about a security is inaccurate or unavailable.

INTEREST RATE RISK AND CREDIT RISK. When interest rates decline, the value of a portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

LEVERAGE RISK. The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a portfolio.

CREDIT QUALITY RISK. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer's creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market of the bond. Only the Health Care Portfolio, Technology Portfolio and Core Bond Portfolio currently are permitted to invest more than 5% of their assets in lower rated bonds.

MARKET RISK. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

POLITICAL RISK. The risk of losses directly attributable to government or political actions.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher portfolio expenses.

SPECIAL SITUATIONS RISK. The Large Cap Core Equity Portfolio and International Equity Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur, which could have a negative impact on the price of the issuer's securities and fail to produce the expected gains or produce a loss for the portfolio.

UNSEASONED COMPANIES RISK. The Small/Mid Cap Growth Portfolio, International Equity Portfolio and Technology Portfolio can invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

VALUATION RISK. The risk that a portfolio has valued certain securities at a higher price than it can sell them for.

ADDITIONAL INVESTMENT STRATEGIES

The following is a list of additional investment strategies used by some of the portfolios. For further information about investment strategies, see the portfolios' Statement of Additional Information ("SAI").

DERIVATIVES. The portfolios can use "derivative" instruments to seek enhanced returns or to try to hedge investment risks, although it is not anticipated that they will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of "derivatives."

FOREIGN INVESTING. The portfolios may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.

PORTFOLIO TURNOVER. The portfolios do not restrict the frequency of trading to limit expenses. The portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). It is anticipated that the Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, Technology Portfolio, Health Care Portfolio, and Core Bond Portfolio may have high portfolio turnover.

MANAGEMENT TEAM
THE MANAGER AND THE SUB-ADVISERS

THE MANAGER

Equitable, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each portfolio. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, Equitable has a variety of responsibilities for the general management and administration of the Trust and the portfolios, including the selection of sub-advisers. Equitable plays an active role in monitoring each portfolio and sub-adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. Equitable also monitors each sub-adviser's portfolio management team to ensure that investment activities remain consistent with the portfolios' investment style and objectives.

Beyond performance analysis, Equitable monitors significant changes that may impact the sub-adviser's overall business. Equitable monitors continuity in the sub-adviser's operations and changes in investment personnel and senior management. Equitable also performs annual due diligence reviews with each sub-adviser.

In its capacity as manager, Equitable has access to detailed, comprehensive information concerning portfolio and sub-adviser performance and portfolio operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which portfolio performance is measured.

Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the portfolios. Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, two of the current sub-advisers, are affiliates of Equitable. Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a portfolio's assets subject to the approval of the portfolio's board of trustees. Equitable also has discretion to allocate each portfolio's assets among the portfolio's sub-advisers. Equitable recommends sub-advisers for each portfolio to its board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the portfolios are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and Equitable does not expect to recommend frequent changes of sub-advisers. Equitable has received an exemptive order from the SEC to permit it and each portfolio's board of trustees to select and replace sub-advisers and to amend the sub-advisory agreements between Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, Equitable is able, subject to the approval of the portfolio's board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an Affiliated Adviser, such as Alliance Capital Management L.P., unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected portfolio's shareholders.

THE SUB-ADVISERS

-------------------------------------------------------------------------------------------------------------------------------
                Each  portfolio's  investments  are selected by two or more  sub-advisers.  The following  table describes each portfolio's sub-advisers,  portfolio manager(s) and each portfolio manager's business experience.  Additional information about each sub-adviser is contained in the Appendix.
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT L.P.        Mr. Baird has been Vice President and a Portfolio Manager of
Large Cap Growth                                                Alliance Capital Management L.P. ("Alliance Capital") since
Portfolio                                                       1999.  Mr. Baird joined Alliance Capital as an Assistant Vice
                        1345 Avenue of the Americas             President in 1994.
                        New York, NY 10105

                        PORTFOLIO MANAGER
                        William D. Baird


                        DRESDNER RCM GLOBAL                     Ms. Bersot has been a Managing Director and Senior Portfolio
                        INVESTORS LLC                           Manager of Dresdner RCM Global Investors LLC ("Dresdner")
                                                                since she joined the firm in 1999.  Prior to joining
                        Four Embarcadero Center                 Dresdner, Ms. Bersot was a Senior Vice President at McMorgan
                        San Francisco, CA 94111                 & Co. from 1990 to 1999.


                        PORTFOLIO MANAGERS                      Mr. Reicher has been a Managing Director and Co-Chief
                        Mary M. Bersot                          Investment Officer of Dresdner since 2000 and has been a
                        Seth A. Reicher                         Senior Portfolio Manager since 1997.  Mr. Reicher joined
                                                                Dresdner as an Analyst in 1993.  Prior to joining Dresdner,
                                                                Mr. Reicher was an Analyst and then Portfolio Manager at
                                                                Associated Capital and later Capitalcorp Asset Management
                                                                from 1986 to 1992.


                        TCW INVESTMENT MANAGEMENT               Mr. Bickerstaff has been a Managing Director of TCW
                        COMPANY                                 Investment Management Company ("TCW") since he joined the
                                                                firm in 1998.  Prior to joining TCW, he was a Vice President
                        865 South Figueroa Street               and Senior Portfolio Manager at Transamerica Investment
                        Los Angeles, CA  90017                  Services from 1987 to 1998.

                        PORTFOLIO MANAGERS                      Mr. Beitner has been a Managing Director of TCW since he
                        Glen E. Bickerstaff                     joined the firm in 1998.  Prior to joining TCW, he was a
                        Brian M. Beitner                        Senior Vice President with Scudder Kemper Investments from
                        Leigh R. Crawford                       1990 to 1998.

                                                                Mr. Crawford has been a Managing Director of TCW since 2001.
                                                                He joined TCW in 1994 as an Analyst in TCW's Equities
                                                                Research Department and was promoted to Senior Vice President in 1999.


AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT L.P.        The Portfolio Management Team consists of a core group of senior
Large Cap Core          (BERNSTEIN INVESTMENT RESEARCH          investment and research professionals of the Bernstein Investment
Equity Portfolio        AND MANAGEMENT UNIT)                    Research and Management unit ("Bernstein Unit") of Alliance
                                                                Capital Management L.P. ("Alliance Capital").
                        1345 Avenue of the Americas
                        New York, NY 10105                      Marilyn G. Fedak chairs the US Equity Investment
                                                                Policy Group.  Ms. Fedak has been the Chief Investment
                        PORTFOLIO MANAGEMENT TEAM               Officer - U.S. Value Equities and an Executive Vice President
                                                                at Alliance Capital since 2000.  She was Chief Investment
                                                                Officer and Chairman of the U.S. Equity Investment Policy
                                                                Group at Sanford C. Bernstein & Co., Inc. ("Bernstein") from
                                                                1993 to 2000 when Bernstein became the Bernstein Unit of
                                                                Alliance Capital.


-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------

                        JANUS CAPITAL CORPORATION               Mr. Pinto has been a Portfolio Manager with Janus Capital
                                                                Corporation since 1994.
                        100 Fillmore Street
                        Denver, CO 80206

                        PORTFOLIO MANAGER
                        E. Marc Pinto


                        THORNBURG INVESTMENT                    Mr. Fries has been a Managing Director and Portfolio Manager
                        MANAGEMENT, INC.                        of Thornburg Investment Management, Inc. ("Thornburg") since
                                                                1995.  Prior to joining Thornburg, he was with USAA as a
                        119 East Marcy Street                   Portfolio Manager and Analyst from 1975 to 1995.
                        Santa Fe, NM  87501

                        PORTFOLIO MANAGER
                        William V. Fries


AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT             Mr. Glatter has been a Senior Vice President and Portfolio
Large Cap Value         L.P.                                    Manager of Alliance Capital Management L.P. ("Alliance
Portfolio                                                       Capital") since 1999.  Mr. Glatter joined Alliance Capital as
                        1345 Avenue of the Americas             an equity analyst and portfolio manager in 1993.
                        New York, NY  10105

                        PORTFOLIO MANAGER
                        Aryeh Glatter


                        INSTITUTIONAL CAPITAL                   Mr. Lyon has been President and Chief Investment Officer of
                        CORPORATION                             Institutional Capital Corporation ("ICAP") since 1992.  He was an Analyst with ICAP from 1976 to 1981 and returned in
                        225 West Wacker Dr.                     1988 as Director of Research before leading a group in buying
                        Suite 2400                              out the firm's founder.
                        Chicago, IL  60606

                        PORTFOLIO MANAGER
                        Robert H. Lyon


                        MFS INVESTMENT MANAGEMENT               Ms. Nurme has been the Director of Value Portfolio Management of MFS Investment Management ("MFS") since 1994.  Ms. Nurme
                        500 Boylston Street                     joined MFS as a Research Analyst in 1987.
                        Boston, MA 02116

                        PORTFOLIO MANAGER
                        Lisa B. Nurme


                                                                 21


-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------

AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT L.P.        Mr. Aronow has been a Senior Vice President of Alliance
Small/Mid Cap                                                   Capital Management L.P. ("Alliance Capital") since 2000.  Mr.
Growth Portfolio        1345 Avenue of the Americas             Aronow joined Alliance Capital as a Vice President and
                        New York, NY  10105                     Portfolio Manager in 1999.  Prior to joining Alliance
                                                                Capital, he was responsible for research and portfolio
                        PORTFOLIO MANAGERS                      management of the small cap consumer sectors at INVESCO (NY)
                        Bruce K. Aronow                         from 1997 to 1999.  Prior to joining INVESCO (NY), he was
                        N. Kumar Kirpalni                       a ___________ at ___________ from ______ to 1997.
                        Samantha S. Lau
                        Mark A. Attalienti                      Mr. Kirpalani has been a Vice President and Portfolio Manager since he joined Alliance Capital in 1999.  Prior to joining
                                                                Alliance Capital, he was responsible for research and
                                                                portfolio management of the small cap industrial, financial and energy sectors at INVESCO (NY) from ___ to 1999.

                                                                Ms. Lau has been a Vice President and Portfolio Manager since she joined Alliance Capital in 1999.  Prior to joining
                                                                Alliance Capital, she was responsible for covering small cap technology companies at INVESCO (NY) from ___ to 1999.

                                                                Mr. Attalienti has been a Vice President and Portfolio
                                                                Manager since he joined Alliance Capital in 1999.  Prior to joining Alliance Capital, he was responsible for covering the health care industry at Chase Asset Management from ___ to
                                                                1999.


                        MFS INVESTMENT MANAGEMENT               Mr. Regan has been a Senior Vice President of MFS Investment
                                                                Management ("MFS") since 1999.  He joined MFS in 1989 as a
                        500 Boylston Street                     Research Analyst and was promoted to Vice President in 1992
                        Boston, MA  02116                       and Portfolio Manager in 1993.

                        PORTFOLIO MANAGERS                      Mr. Sette-Ducati has been a Vice President of MFS since
                        Mark Regan                              1999.  He joined MFS in 1995 as a Research Analyst and was
                        David E. Sette-Ducati                   promoted to Investment Officer in 1997 and Portfolio Manager in 2000.




                        RS INVESTMENT MANAGEMENT,               Mr. Seabern has been a Principal and Co-Portfolio Manager at
                        LP                                      RS Investment Management, LP ("RSIM") since 1999.  He joined
                                                                RSIM in 1993 as an Analyst. Prior to joining RSIM, he was an
                        388 Market Street                       Analyst with Duncan-Hurst Capital Management from 1991 to
                        Suite 1700                              1993.
                        San Francisco, CA  94111

                        PORTFOLIO MANAGERS                       Mr. Wallace has been a Managing Director of RSIM since 1999.
                        John __. Seabern                         He joined RSIM in 1995 as a Portfolio Manager.  Prior to
                        John __. Wallace                         joining RSIM, Mr. Wallace was a Vice President and Portfolio
                                                                 Manager at OppenheimerFunds, Inc. from 1986 to 1995.



                                                                 22

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP         AXA ROSENBERG INVESTMENT                Investment decisions arise from AXA Rosenberg Investment
Small/Mid Cap           MANAGEMENT LLC                          Management LLC's ("AXA Rosenberg") automatic expert system
Value Portfolio                                                 processing which combines proprietary software programs and
                        4 Orinda Way                            comprehensive databases to replicate the decisions financial
                        Building E                              experts might make in a perfect world.  Therefore, AXA Rosenberg
                        Orinda, CA  94563                       does not have Portfolio Managers as traditionally defined but, rather, the firm has Portfolio Engineers who research and monitor the portfolio's performance against the relevant benchmark and '
                                                                ensure compliance with the portfolio's objectives.

                        PORTFOLIO ENGINEERS                     Mr. Burton has been a Portfolio Engineer of AXA Rosenberg
                        P. Douglas Burton                       since 1998.  Prior to joining the firm, Mr. Burton was a
                        Syed A. Zamil                           Portfolio Manager and an Analyst at Deseret Mutual Benefit
                                                                Administrators from 1988 to 1998.

                                                                Mr. Zamil has been a Portfolio Engineer of AXA Rosenberg
                                                                since 2000.  Prior to joining the firm, Mr. Zamil was a
                                                                Managing Director at Capital Management from 1997 to 2000.
                                                                From 1993 to 1997, Mr. Zamil was a consultant and regional manager at BARRA.


                        THE BOSTON COMPANY ASSET                Mr. Higgins has been a Senior Vice President since 1996 and
                        MANAGEMENT, LLC                         Vice Chairman and Director of The Boston Company Asset
                                                                Management, LLC ("BCAM") since 2001.  Mr. Higgins has served
                        One Boston Place                        as a Portfolio Manager of BCAM since 1995.  He joined BCAM as
                        Boston, MA 02108                        a research analyst in 1988.

                        PORTFOLIO MANAGER
                        Peter I. Higgins


                        TCW INVESTMENT MANAGEMENT               Mr. Galluccio has been a Managing Director of TCW Investment
                        COMPANY                                 Management Company ("TCW") since 1997.  He joined TCW in 1982 as an Equity Analyst.  Prior to joining TCW, Mr. Galluccio
                        865 South Figueroa Street               was a Securities Analyst with Lehman Brothers Kuhn Loeb, Inc.
                        Los Angeles, CA  90017                  from 1981 to 1982.

                        PORTFOLIO MANAGERS                      Ms. Schottenfeld has been a Managing Director of TCW since
                        Nicholas F. Galluccio                   1998.  She joined TCW in 1985 as a Special Situations
                        Susan I. Schottenfeld                   Analyst.  Prior to joining TCW, Ms. Schottenfeld was a
                                                                Research Liaison to equity sales with Wertheim Schroder and
                                                                Co. from 1983 to 1985.



AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT, L.P.       The Portfolio Management Team consists of a core group of
International           (BERNSTEIN INVESTMENT RESEARCH          senior investment and research professionals of the
Equity Portfolio        AND MANAGEMENT UNIT)                    Bernstein Investment Research and Management unit ("Bernstein
                                                                Unit") of Alliance Capital Management L.P. ("Alliance Capital").
                        1345 Avenue of the Americas
                        New York, NY 10105                      Andrew S. Adelson chairs the International Equity Investment
                                                                Policy Group.  Mr. Adelson has been Chief Investment Officer -
                        PORTFOLIO MANAGEMENT TEAM               International Value Equities and an Executive Vice President
                                                                at Alliance Capital since 2000.  He was Chief Investment Officer of International Investment Management Services at Sanford C.
                                                                Bernstein & Co., Inc. ("Bernstein") from 1990 to 2000 when
                                                                Bernstein became the Bernstein Unit of Alliance Capital.

                        BANK OF IRELAND ASSET MANAGEMENT        Bank of Ireland Asset Management (U.S.) Limited's ("BIAM (U.S.)")
                        (U.S.) LIMITED                          management approach to its portion of the portfolio is built on a team concept.  The team of seventeen asset managers is headed by
                        26 Fitzwilliam Place                    Chris Reilly, Chief Investment Officer.  Mr. Reilly joined BIAM
                        Dublin 2                                ("U.S.)'s Asset Management Team in 1980 and has had overall
                        Ireland                                 responsibility for asset management since 1985.

                        PORTFOLIO MANAGEMENT TEAM LEADER
                        Chris Reilly


                                                                 23

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------
                        OPPENHEIMERFUNDS, INC.                  Mr. Evans has been a Vice President of OppenheimerFunds, Inc.
                                                                ("Oppenheimer") since October 1993 and of HarbourView Asset
                        6803 South Tucson Way                   Management Corporation, a subsidiary of Oppenheimer
                        Englewood, CO  80112                    Acquisition Corp., since July 1994.  He joined Oppenheimer in
                                                                1990.

                        PORTFOLIO MANAGER
                        George Evans


AXA Premier VIP         ALLIANCE CAPITAL MANAGEMENT             Mr. Anastos has been a Senior Vice President and Portfolio
Technology              L.P.                                    Manager of Alliance Capital Management L.P. ("Alliance
Portfolio                                                       Capital") since 1992.  Mr. Anastos joined Alliance Capital as
                        1345 Avenue of the Americas             a Vice President and Research Analyst in 1986.
                        New York, NY  10105

                        PORTFOLIO MANAGERS                      Mr. Malone has been a Senior Vice President and Portfolio
                        Peter Anastos                           Manager of Alliance Capital since 1995.  Mr. Malone joined
                        Gerald Malone                           Alliance Capital as a Vice President, Research Analyst and
                                                                Portfolio Manager in 1992.


                        DRESDNER RCM GLOBAL                     Mr. Chen has been a Managing Director, Senior Analyst and
                        INVESTORS LLC                           Portfolio Manager of Dresdner RCM Global Investors LLC
                                                                ("Dresdner") since 1994.  He joined Dresdner in 1984 as a
                        Four Embarcadero Center                 Securities Analyst.
                        San Francisco, CA  94111
                                                                Mr. Price has been a Managing Director, Senior Analyst and
                        PORTFOLIO MANAGERS                      Portfolio Manager of Dresdner since 1978.  He joined Dresdner
                        Huachen __. Chen                        in 1974 as a Senior Securities Analyst.
                        Walter C. Price

                        FIRSTHAND CAPITAL MANAGEMENT,           Mr. Landis has been the Chief Investment Officer of Firsthand
                        INC,                                    Capital Management, Inc. since 1994.

                        125 South Market
                        Suite 1200
                        San Jose, CA  95113

                        PORTFOLIO MANAGER
                        Kevin M. Landis



                                                                 24

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------

AXA Premier VIP         A I M CAPITAL MANAGEMENT,               Mr. Izuel has been a Portfolio Manager with A I M Capital
Health Care             INC.                                    Management, Inc. ("AIM") since 1999. Mr. Izuel joined
Portfolio                                                       Chancellor LGT Asset Management, Inc. ("LGT") in 1997 as an
                        11 Greenway Plaza                       equity analyst before it was acquired by AIM in 1998. Mr.
                        Suite 100                               Izuel was a full time student at the University of Michigan
                        Houston, TX  77046                      from 1995 to 1997.

                        PORTFOLIO MANAGERS                      Mr. Mortimer has been a Portfolio Manager with AIM since 1998
                        Derek S. Izuel                          when AIM acquired LGT.  Mr. Mortimer had been a Portfolio Manager
                        Roger J. Mortimer                       at LGT since 1997.  Prior to joining LGT, Mr. Mortimer was an
                        Ron S. Sloan                            assistant Portfolio  Manager at Global Strategy Financial from 1994
                        Mike Yellen                             to 1997.

                                                                Mr. Sloan has been a Portfolio Manager with AIM since 2000.
                                                                He has been associated with AIM since 1998.  Prior to joining
                                                                AIM, Mr. Sloan was President of Verissimo Research and Management
                                                                from 1993 to 1998.

                                                                Mr. Yellen has been a Senior Portfolio Manager with AIM since
                                                                1998 when AIM acquired LGT.  Mr. Yellen joined LGT in 1994 as a research analyst and was promoted to Portfolio Manager in 1996.


                        DRESDNER RCM GLOBAL                     Dr. Dauchot has been a Manager of Dresdner RCM Global
                        INVESTORS LLC                           Investors LLC ("Dresdner") since 1999.  He joined Dresdner in
                                                                1999 as an Analyst.  Prior to joining Dresdner, Dr. Dauchot
                        Four Embarcadero Center                 was a Junior Analyst at Banc Boston Robertson from 1996 to
                        San Francisco, CA  94111                1998.

                        PORTFOLIO MANAGER
                        Michael Dauchot


                        WELLINGTON MANAGEMENT                   Ms. Gallo has been a Vice President of Wellington Management
                        COMPANY, LLP                            Company, LLP ("Wellington") since 1998.  Ms. Gallo joined
                                                                Wellington as a Global Industry Analyst in 1998.  Prior to
                        75 State Street                         joining Wellington, she was a Health Care Analyst with BT
                        Boston, MA  02109                       Alex Brown from 1995 to 1998.

                        PORTFOLIO MANAGERS                      Ms. Hynes has been a Senior Vice President of Wellington
                        Ann C. Gallo                            since 2001.  Ms Hynes joined Wellington as a research
                        Jean M. Hynes                           assistant in 1991.
                        Kirk J. Mayer
                        Joseph H. Schwartz                      Mr. Mayer has been a Vice President of Wellington since ___.
                                                                Mr. Mayer joined Wellington as a Global Industry Analyst in
                                                                1998. Prior to joining Wellington, he attended the
                                                                University of Pennsylvania's Wharton School of Finance where he obtained his MBA from 1996 to 1998, and he was an
                                                                Operations Manager with Lockheed Martin Corporation from 1994 to 1996.

                                                                Mr. Schwartz has been a Senior Vice President of Wellington since 1995.  Mr. Schwartz joined Wellington as a Global
                                                                Industry Analyst in 1983.





                                                                 25

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO               SUB-ADVISERS AND PORTFOLIO              BUSINESS EXPERIENCE
                        MANAGER(S)
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP         BLACKROCK ADVISORS, INC.                Mr. Amero has been a Managing Director and Portfolio Manager
Core Bond Portfolio                                             of BlackRock Advisors, Inc. ("BAI") since 1990.  Prior to
                        100 Bellevue Parkway                    joining BAI, he was a Vice President in Fixed Income Research
                        Wilmington, DE 19809                    at The First Boston Corporation from 1985 to 1990.

                        PORTFOLIO MANAGERS                      Mr. Anderson has been a Managing Director and Chief
                        Scott M. Amero                          Investment Officer, Fixed Income of BAI since founding the
                        Keith T. Anderson                       firm in 1988.  Prior to founding BAI, Mr. Anderson was a Vice
                        Rajiv Sobti                             President in Fixed Income Research at The First Boston
                                                                Corporation from 1987 to 1988.

                                                                Dr. Sobti has been a Managing Director and Portfolio Manager of BAI since 1998.  Prior to joining BAI, he was a Managing
                                                                Director and head of Quantitative Research at Donaldson
                                                                Lufkin & Jenrette from 1986 to 1998.

                        PACIFIC INVESTMENT MANAGEMENT           The Portfolio Management Team develops and implements investment
                        COMPANY LLC                             strategy for the portfolio.

                        840 Newport Center Dr.                  William H. Gross heads the Portfolio Management Team.  Mr. Gross
                        Suite 360                               has been a Managing Director and the Chief Investment Officer of
                        Newport Beach, CA 92658-6430            Pacific Investment Management Company LLC ("PIMCO") since ___.
                                                                Mr. Gross was a founder of PIMCO and has been associated with
                        PORTFOLIO MANAGEMENT TEAM               the firm for over 30 years.



MANAGEMENT FEES

Each portfolio pays a fee to Equitable for management services. The Large Cap Core Equity Portfolio, Large Cap Growth Portfolio and Large Cap Value Portfolio each pay a management fee at an annual rate of 0.90% of the average net assets of the portfolio. The Small/Mid Cap Growth Portfolio and Small/Mid Cap Value Portfolio each pay a management fee at an annual rate of 1.10% of the average net assets of the portfolio. The International Equity Portfolio pays a management fee at an annual rate of 1.05% of the average net assets of the portfolio. The Technology Portfolio and Health Care Portfolio each pay a management fee at an annual rate of 1.20% of the average net assets of the portfolio. The Core Bond Portfolio pays a management fee at an annual rate of 0.60% of the average net assets of the portfolio.

The sub-advisers are paid by Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by Equitable, without shareholder approval. For certain administrative services, each portfolio pays Equitable a fee at an annual rate of 0.15% of the portfolio's total average net assets plus $35,000 and an additional $35,000 per portion of the portfolio allocated to a separate sub-adviser.

EXPENSE LIMITATION AGREEMENT

In the interest of limiting until December 31, 2002 the expenses of each portfolio, the Manager has entered into an expense limitation agreement with AXA Premier VIP Trust with respect to the portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940), are limited to 1.10% for the AXA Premier VIP Large Cap Growth Portfolio, the AXA Premier VIP Large Cap Core Equity Portfolio and the AXA Premier VIP Large Cap Value Portfolio, 1.35% for the AXA Premier VIP Small/Mid Cap Growth Portfolio and the AXA Premier VIP Small/Mid Cap Value Portfolio, 1.55% for the AXA Premier VIP International Equity Portfolio, 1.60% for the AXA Premier VIP Technology Portfolio and the AXA Premier VIP Health Care Portfolio, and 0.70% for the AXA Premier VIP Core Bond Portfolio.

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio's expense ratio and such reimbursements do not exceed the portfolio's expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments made, the portfolio will be charged such lower expenses.

PORTFOLIO SERVICES

--------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------

Each portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. These portfolios are not designed for professional market-timers, see the section entitled "Purchase Restrictions on Market-Timers."

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

--------------------------------------------------------------------------------
RESTRICTIONS ON BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
PURCHASE RESTRICTIONS
--------------------------------------------------------------------------

The portfolios reserve the right to suspend or change the terms of purchasing shares.

--------------------------------------------------------------------------
PURCHASE RESTRICTIONS ON MARKET-TIMERS AND ACTIVE TRADERS
--------------------------------------------------------------------------

Each portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the portfolio's other shareholders or would disrupt the management of the portfolio.

--------------------------------------------------------------------------
SELLING RESTRICTIONS
--------------------------------------------------------------------------

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

RESTRICTION                                                            SITUATION

----------------------------------------------------------------------------------------------------------------------

The portfolio  may suspend the right of  redemption or postpone        o        When the New York Stock Exchange is
payment for more than 7 days:                                                   closed (other than a weekend/holiday).
                                                                       o        During an emergency.
                                                                       o        Any other period permitted by the SEC.
----------------------------------------------------------------------------------------------------------------------
A portfolio may pay the redemption price in whole or part by a         o        When it is detrimental for a
distribution in kind of readily marketable securities in lieu of                portfolio to make cash payments as
cash or may take up to 7 days to pay a redemption request in                    determined in the sole discretion of
order to raise capital:                                                         Equitable.
----------------------------------------------------------------------------------------------------------------------

                                       28

PORTFOLIO SERVICES

-----------------------------------------------------------------
HOW PORTFOLIO SHARES ARE PRICED
-----------------------------------------------------------------

"Net asset value" is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

-----------------------------------------------------------------------------------------------------------
                          TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
                          ----------------------------------------------------------------------
NET ASSET VALUE =                            NUMBER OF OUTSTANDING SHARES

-----------------------------------------------------------------------------------------------------------

The net asset value of portfolio shares is determined according to this schedule:
o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.
o The price you pay for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.
o A portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, portfolio securities are valued as follows:
o EQUITY SECURITIES - most recent sales price or if there is no sale, latest available bid price.
o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.
o     SHORT-TERM OBLIGATIONS - amortized cost (which approximates market value).
o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sales/bid price on the foreign exchange or market, unless an occurrence after the close of the exchange will materially affect its value. In that case, fair value as determined by or under the direction of the portfolio's board of trustees at the close of regular trading on the Exchange.
o OPTIONS - last sales price or, if not available, previous day's sales price. However, if the bid price is higher or the asked price is lower than the previous day's last sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.
o FUTURES - last sales price or, if there is no sale, latest available bid price.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the portfolio's board of trustees believes accurately reflects fair value. This policy is intended to assure that the portfolio's net asset value fairly reflects security values as of the time of pricing.

PORTFOLIO SERVICES

-----------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
-----------------------------------------------------------

The portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. The AXA Premier VIP Core Bond Portfolio normally pays dividends of net investment income monthly, and its gains, if any, annually. Dividends and distributions are automatically reinvested at net asset value in shares of the portfolios.

----------------------------------------
TAX CONSEQUENCES
----------------------------------------

Each portfolio is a separate regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level. They pass through their income and gains to their shareholders by paying dividends. Their shareholders include this income on their respective tax returns. A portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements. Although AXA Premier VIP Trust intends that it and each portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio in question. Also, any portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for each portfolio to maintain its federal income tax regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable federal income tax investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If a portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the AXA Premier VIP Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Manager and as the administrator for the AXA Premier VIP Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their Contract prospectus.

-------------------------------------------------
ADDITIONAL INFORMATION
-------------------------------------------------

--------------------------------------------------
COMPENSATION TO SECURITIES DEALERS
--------------------------------------------------

The portfolios are distributed by AXA Advisors, LLC and Equitable Distributors, Inc., the Co-distributors. AXA Premier VIP Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the portfolios' Class B shares. Under the plan, Class B shares pay each of the Co-distributors an annual fee to compensate them for promoting, selling and servicing shares of the portfolios. The annual fee is equal to 0.25% of each portfolio's average daily net assets. Because these distribution fees are paid out of the portfolio's assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment.

GLOSSARY OF TERMS

BID PRICE - The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS - Payments to a portfolio's shareholders of profits earned from selling securities in that portfolio. Capital gain distributions are usually paid once a year.

CORE INVESTING - An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

DERIVATIVE - A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DIVERSIFICATION - The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

DURATION - A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH - A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS - An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INTEREST RATE - Rate of interest charged for the use of money, usually expressed as an annual rate.

MARKET CAPITALIZATION - Market price of a company's shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

NET ASSET VALUE (NAV) - The market value of one share of a portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a portfolio's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO - Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities.

VALUE INVESTING - An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

VOLATILITY - The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

------------------------------------

                                    APPENDIX

                       MORE INFORMATION ABOUT SUB-ADVISERS

This Appendix provides additional information about, including past performance information of, the sub-advisers Equitable has initially selected to advise each portfolio.

                   -----------------------------------------

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO. Alliance Capital Management L.P. ("Alliance Capital"), Dresdner RCM Global Investors LLC ("Dresdner") and TCW
Investment Management Company ("TCW") serve as sub-advisers to AXA Premier VIP Large Cap Growth Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of September 30, 2001, Dresdner had approximately $__________ in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of September 30, 2001, TCW had approximately $__________ in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO. Alliance Capital, through its Bernstein Investment Research and Management ("Bernstein") unit, Janus Capital Corporation ("Janus") and Thornburg Investment Management, Inc. ("Thornburg") serve as sub-advisers to AXA Premier VIP Large Cap Core Equity Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Janus is a majority owned subsidiary of Stilwell Financial, Inc., a publicly traded company whose subsidiaries are engaged in financial services. As of September 30, 2001, Janus had approximately $__________ in assets under management. The principal office of Janus is located at 100 Fillmore Street, Denver, Colorado 80206.

Thornburg is an employee owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of September 30, 2001, Thornburg had approximately $__________ in assets under management. The principal office of Thornburg is located at 119 East Marcy Street, Santa Fe, New Mexico 87501-2046.

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO. Alliance Capital, Institutional Capital Corporation ("ICAP") and MFS Investment Management ("MFS") serve as sub-advisers to AXA Premier VIP Large Cap Value Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

ICAP is an employee owned money management firm. Robert H. Lyon is the controlling shareholder of ICAP. As of September 30, 2001, ICAP had approximately $__________ in assets under management. The principal office of ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international


                                   Appendix-1
financial services organization. As of September 30, 2001, MFS had approximately $__________ in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO. Alliance Capital, MFS and RS Investment Management, LP ("RSIM") serve as sub-advisers to AXA Premier VIP Small/Mid Cap Growth Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of September 30, 2001, MFS had approximately $__________ in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

RSIM is a wholly owned subsidiary of RS Investment Management Co. LLC ("RSIM Co."). G. Randall Hecht owns the largest membership interest in RSIM Co. As of September 30, 2001, RSIM Co. had approximately $__________ in assets under management. The principal office of RSIM is located at 388 Market Street, Suite 1700, San Francisco, California 94111.

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO. AXA Rosenberg Investment Management LLC ("AXA Rosenberg"), The Boston Company Asset Management, LLC ("BCAM") and TCW serve as sub-advisers to AXA Premier VIP Small/Mid Cap Value Portfolio.

AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC ("AXA Rosenberg Group"). AXA Rosenberg Group is owned by Barr and June Rosenberg, Kenneth Reid, Marlis Fritz and AXA Investment Managers S.A., a French societe anonyme and investment arm of AXA, a French insurance holding company that includes Equitable among its subsidiaries. As of September 30, 2001, AXA Rosenberg Group had approximately $10 billion in assets under management. The principal office of AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.

BCAM is an indirect wholly owned subsidiary of Mellon Financial Corporation, a publicly traded global financial services company. As of September 30, 2001, BCAM had approximately $__________ in assets under management. The principal office of BCAM is located at One Boston Place, Boston, Massachusetts 02108.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of September 30, 2001, TCW had approximately $__________ in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO. Alliance Capital, through its Bernstein unit, Bank of Ireland Asset Management (U.S.) Limited ("BIAM (U.S.)") and OppenheimerFunds, Inc. ("Oppenheimer") serve as sub-advisers to AXA Premier VIP International Equity Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

BIAM (U.S.) is the investment management arm and a wholly owned subsidiary of Bank of Ireland Group, a publicly traded financial services provider located in Ireland. As of September 30, 2001, BIAM (U.S.) had approximately $__________ in assets under management. The principal North American office of BIAM (U.S.) is located at 75 Holly Lane, Greenwich, Connecticut 06830.


                                   Appendix-2

Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a mutual insurance company providing global financial services. As of September 30, 2001, Oppenheimer and its subsidiaries had approximately $__________ in assets under management. The principal office of Oppenheimer is located at 6803 South Tucson Way, Englewood, Colorado 80112.

AXA PREMIER VIP TECHNOLOGY PORTFOLIO. Alliance Capital, Dresdner and Firsthand Capital Management, Inc. ("Firsthand") serve as sub-advisers to AXA Premier VIP Technology Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of September 30, 2001, Dresdner had approximately $__________ in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

Kevin M. Landis is the controlling shareholder of Firsthand. As of September 30, 2001, Firsthand had approximately $__________ in assets under management. The principal office of Firsthand is located at 125 South Market, Suite 1200, San Jose, California 95113.

AXA PREMIER VIP HEALTH CARE PORTFOLIO.  A I M Capital Management,  Inc. ("AIM"),
Dresdner  and  Wellington   Management  Company,  LLP  ("Wellington")  serve  as
sub-advisers to AXA Premier VIP Health Care Portfolio.

AIM is a wholly owned subsidiary of A I M Advisors, Inc. A I M Advisors, Inc. is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management merged with INVESCO in 1997 to form AMVESCAP PLC, one of the world's largest investment services companies. As of September 30, 2001, AIM Management had approximately $__________ in assets under management. The principal office of AIM is located at 11 Greenway Plaza, Houston, Texas 77046.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of September 30, 2001, Dresdner had approximately $__________ in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

Wellington is an employee owned limited liability partnership whose sole business is investment management. Wellington is owned by 68 partners, all active employees of the firm; the managing partners of Wellington are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of September 30, 2001,
Wellington had approximately $__________ in assets under management. The principal office of Wellington is located at 75 State Street, Boston, Massachusetts 02109.

AXA PREMIER VIP CORE BOND PORTFOLIO. BlackRock Advisors, Inc. ("BAI") and Pacific Investment Management Company LLC ("PIMCO") serve as sub-advisers to AXA Premier VIP Core Bond Portfolio.

BAI is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority owned indirect subsidiary of The PNC Financial Services Group, Inc., a publicly traded diversified financial services company. As of September 30, 2001, BAI currently manages approximately $___________ in fixed income mandates. The principal office of BAI is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). Allianz AG, a European-based, multi-national insurance and financial services holding company, is the indirect majority owner of PIMCO Advisors. Pacific Life Insurance Company holds an indirect minority interest in PIMCO Advisors. As of September 30, 2001, PIMCO and had approximately $__________ in assets under management. The principal office of PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92658-6430.


                        -------------------------------



                                   Appendix-3

                         SUB-ADVISERS' PAST PERFORMANCE

For each sub-adviser, this Appendix presents performance information for all accounts it manages with substantially similar investment objectives and policies as the portion of the AXA Premier VIP Trust portfolio that the sub-adviser will manage. Where a sub-adviser has been managing a registered investment company (mutual fund) with substantially similar investment objectives, policies and strategies ("Comparable Portfolio") to those of the portion of the AXA Premier VIP Trust portfolio that the sub-adviser will manage, the Comparable Portfolio's average total return is presented below in accordance with SEC mutual fund performance rules. Where a sub-adviser manages only advisory accounts or manages advisory accounts and sub-advises mutual funds in a manner that is substantially similar to the way in which it will manage a portion of the AXA Premier VIP Trust portfolio's assets, this Appendix presents the composite performance of all those accounts, excluding any Comparable Portfolio performance ("Account Composite Performance").

Equitable requires the sub-advisers to present to Equitable the performance of all substantially similar managed accounts and mutual funds to help ensure that the sub-adviser is showing the performance of all its managed accounts and mutual funds, not just its best performing accounts. Equitable requests that the sub-adviser or other representatives related to the sub-adviser make certain representations concerning the appropriate presentation and calculation of Account Composite Performance.

Except as otherwise indicated, the Account Composite Performance is supplied by each sub-adviser to Equitable as a gross of fee basis and adjusted by Equitable only to deduct the anticipated Class B fees and expenses, which are expected to be the highest expenses of all the classes, of the AXA Premier VIP Trust portfolio the sub-adviser is expected to advise. Actual fees will vary depending on, among other things, the applicable fee schedule and portfolio size. The fee schedule for each portfolio is included in the AXA Premier VIP Trust prospectus. Also included are performance figures for the benchmark indices of the AXA Premier VIP Trust portfolios. When a sub-adviser's management of a portion of an AXA Premier VIP Trust portfolio more closely resembles an index other than the portfolio's benchmark index, the performance of such index is also shown.

The performance information shown below does not reflect any insurance or separate account fees and expenses, which are imposed under the Contracts. If it did, the results shown would be lower.

THE PAST PERFORMANCE OF THE SUB-ADVISERS IN MANAGING COMPARABLE PORTFOLIOS AND ADVISORY ACCOUNTS IS NO GUARANTEE OF FUTURE RESULTS IN MANAGING AN AXA PREMIER VIP TRUST PORTFOLIO. PLEASE NOTE THE FOLLOWING CAUTIONARY GUIDELINES IN REVIEWING THIS APPENDIX:

o PERFORMANCE FIGURES ARE NOT THE PERFORMANCE OF THE AXA PREMIER VIP TRUST PORTFOLIOS. The performance shown for the sub-advisers is not the performance of any AXA Premier VIP Trust portfolio and is not an indication of how the portfolio would have performed in the past or will perform in the future. The portfolios' performance in the future will be different from the sub-advisers' performance in advising the Comparable Portfolios and substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the portfolios and advisory accounts, different fees, expenses, performance calculations methods, portfolio size and composition. In particular, Account Composite Performance is not necessarily an indication of how any AXA Premier VIP Trust portfolio will perform, as those accounts may not be subject to investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, can have a negative impact on the portfolio's performance.

o AXA PREMIER VIP TRUST PORTFOLIOS HAVE MORE THAN ONE SUB-ADVISER. Each sub-adviser manages only a portion of a portfolio's assets. As a result, the future performance of each sub-adviser will affect the performance of an AXA Premier VIP Trust portfolio only with respect to the percentage of the portfolio's assets that it advises. Furthermore, the proportion of portfolio assets Equitable initially allocates to each sub-adviser may change over time since (a) Equitable can change the percentage of a portfolio's assets allocated to a sub-adviser at any time, and (b) the assets under management by any sub-adviser will increase or decrease depending upon the performance and market value of those sub-advised assets. Initially, Equitable expects to allocate a portfolio's assets approximately equally to each of its sub-advisers. You should consider Equitable's discretion to change the asset



                                   Appendix-4
        allocation among sub-advisers and the portfolios' ability to change sub-advisers and alter the number of sub-advisers when reviewing the Comparable Portfolio and the Account Composite Performance.

o EQUITABLE CAN REPLACE A SUB-ADVISER, SUBJECT TO APPROVAL BY THE PORTFOLIO'S BOARD OF TRUSTEES, WITHOUT SHAREHOLDER APPROVAL. The structure of the AXA Premier VIP Trust portfolios permits Equitable, as the portfolios' investment manager, to retain and replace sub-advisers (subject to approval by the portfolio's board of trustees) without a shareholder vote. This arrangement gives Equitable more flexibility in responding to changing performance and other factors that Equitable determines may affect a sub-adviser's ability to advise the portfolio. It can also result in more frequent changes in sub-advisers than is experienced by portfolios whose shareholders must approve a sub-adviser change. More frequent changes in sub-advisers may increase portfolio turnover and portfolio expenses.

o SUB-ADVISER AND BENCHMARK PERFORMANCE ARE AVERAGES FOR THE PERIODS SHOWN. The information below shows average annual total rate of returns for the periods indicated, but does not reflect the volatility that may occur within a given period. As discussed in the prospectus, many of the portfolios are in market sectors that experienced significant performance fluctuations within the periods presented.

o THERE HAVE BEEN SIGNIFICANT FLUCTUATIONS IN THE MARKET IN 2001 TO DATE. The performance for the periods shown, except the nine months ended September 30, 2001, is shown through December 31, 2000. While calendar year numbers for 2001 are not shown, each sub-adviser's performance in 2001 through the fiscal quarter ended September 30, 2001 is shown to illustrate the effects of the market volatility during this period.



                                   Appendix-5

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO                            6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00
ALLIANCE CAPITAL MANAGEMENT L.P.
Composite - Disciplined Growth Composite                              (13.10%)     (18.50%)      13.64%      19.45%       17.77%
Russell 1000 Growth Index (Portfolio Benchmark)                       (14.24%)     (22.43%)      12.73%      18.14%       17.33%

DRESDNER RCM GLOBAL INVESTORS LLC
Composite - Large Cap Select Equity Composite                         (16.80%)     (17.04%)      22.20%      24.24%       19.57%
Russell 1000 Growth Index (Portfolio Benchmark)                       (14.24%)     (22.43%)      12.73%      18.14%       17.33%

TCW INVESTMENT MANAGEMENT COMPANY
Portfolio - TCW Galileo Select Equities Fund (Class I Shares)1/       (13.69%)      (6.22%)      22.75%      22.31%        N/A
Composite - TCW Concentrated Core Equities Supplemental               (13.86%)      (5.53%)      23.70%      23.15%       20.01%
Russell 1000 Growth Index (Portfolio Benchmark)                       (14.24%)     (22.43%)      12.73%      18.14%       17.33%

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO                       6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00
ALLIANCE CAPITAL MANAGEMENT L.P.
(BERNSTEIN UNIT)
Composite - Diversified Value (Optimized vs. S&P 500)                  2.23%         3.59%       8.63%       15.23%       16.75%
Standard and Poor's 500 Index (Portfolio Benchmark)                   (6.70%)       (9.11%)     12.26%       18.33%       17.46%

JANUS CAPITAL CORPORATION
Composite - Janus LargeCap Growth Composite                             %             %            %            %           %
Russell 1000 Growth Index                                            (14.24%)      (22.43%)      12.73%      18.14%       17.33%
Standard and Poor's 500 Index (Portfolio Benchmark)                   (6.70%)       (9.11%)      12.26%      18.33%       17.46%

THORNBURG INVESTMENT MANAGEMENT, INC.
Portfolio - Thornburg Value Fund (Class A shares)2/                   (2.64%)        3.96%       20.43%      26.34%        N/A
Standard and Poor's 500 Index (Portfolio Benchmark)                   (6.70%)       (9.11%)      12.26%      18.33%        N/A

--------------------
1/ TCW Galileo Select Equities Fund is a non-diversified fund.
2/ Thornburg also has a Thornburg Large Cap Composite which consists of Thornburg Value Fund and other advised accounts. Thornburg Large Cap Composite is not shown in the chart above because it consists primarily of the Thornburg Value Fund (shown above). The performance of the Thornburg Large Cap Composite for the periods shown above (six months ended June 30, 2001, the one year, three years and five years ended December 31, 2000 and the period since its inception on October 2, 1995 through December 31, 2000) is (2.78%), 4.14%, 20.81%, 26.87%,
25.32%, respectively.


                                   Appendix 6

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO                                 Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)

ALLIANCE CAPITAL MANAGEMENT L.P.
Composite - Disciplined Growth Composite                                    N/A          N/A          N/A
Russell 1000 Growth Index (Portfolio Benchmark)                             N/A          N/A          N/A

DRESDNER RCM GLOBAL INVESTORS LLC
Composite - Large Cap Select Equity Composite                               N/A          N/A          N/A
Russell 1000 Growth Index (Portfolio Benchmark)                             N/A          N/A          N/A

TCW INVESTMENT MANAGEMENT COMPANY
Portfolio - TCW Galileo Select Equities Fund (Class I Shares)1/           18.61%         N/A        07/01/91
Composite - TCW Concentrated Core Equities Supplemental                     N/A          N/A          N/A
Russell 1000 Growth Index (Portfolio Benchmark)                           16.41%         N/A          N/A

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO                            Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)
ALLIANCE CAPITAL MANAGEMENT L.P.
(BERNSTEIN UNIT)
Composite - Diversified Value (Optimized vs. S&P 500)                       N/A          N/A          N/A
Standard and Poor's 500 Index (Portfolio Benchmark)                         N/A          N/A          N/A

JANUS CAPITAL CORPORATION
Composite - Janus LargeCap Growth Composite                                 N/A          N/A          N/A
Russell 1000 Growth Index                                                   N/A          N/A          N/A
Standard and Poor's 500 Index (Portfolio Benchmark)                         N/A          N/A          N/A

THORNBURG INVESTMENT MANAGEMENT, INC.
Portfolio - Thornburg Value Fund (Class A shares)2/                       24.83%         N/A        10/02/95
Standard and Poor's 500 Index (Portfolio Benchmark)                       18.82%         N/A          N/A


--------------------
1/ TCW Galileo Select Equities Fund is a non-diversified fund.
2/ Thornburg also has a Thornburg Large Cap Composite which consists of Thornburg Value Fund and other advised accounts. Thornburg Large Cap Composite is not shown in the chart above because it consists primarily of the Thornburg Value Fund (shown above). The performance of the Thornburg Large Cap Composite for the periods shown above (six months ended June 30, 2001, the one year, three years and five years ended December 31, 2000 and the period since its inception on October 2, 1995 through December 31, 2000) is (2.78%), 4.14%, 20.81%, 26.87%,
25.32%, respectively.


                                  Appendix-6a

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO                             6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00

ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Growth and Income Fund (Class A shares)           2.65%        13.64%       15.13%      19.54%       16.76%
Composite - Disciplined Value Composite                                2.04%        14.55%       14.94%      19.52%        N/A
Russell 1000 Value Index (Portfolio Benchmark)                        (1.26%)        7.01%        9.93%      16.91%       17.34%

INSTITUTIONAL CAPITAL CORPORATION
Portfolio - ICAP Select Equity Portfolio 4/                            3.53%         9.49%       17.10%        N/A         N/A
Russell 1000 Value Index (Portfolio Benchmark)                        (1.26%)        7.01%        9.93%        N/A         N/A

MFS INVESTMENT MANAGEMENT
Portfolio - MFS Value Fund (Class A shares)                           (3.97%)       29.39%       17.40%      22.24%        N/A
Composite - MFS Large Cap Value Equity Composite                      (4.33%)       29.77%       17.55%      20.76%       17.81%
Russell 1000 Value Index (Portfolio Benchmark)                        (1.26%)        7.01%       9.93%       16.91%       17.34%


AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO                        6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00

ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Quasar Fund (Class A shares)                     (3.02%)       (7.61%)     (0.14%)       9.14%       13.02%
Composite - Small Cap Growth Composite                                (1.88%)       17.02%       12.92%      18.99%       18.83%
Russell 2000 Growth Index                                              0.04%       (22.43%)       3.96%       7.14%       12.80%
Russell 2500 Growth Index (Portfolio Benchmark)                       (2.88%)      (16.09%)      10.39%      12.18%       15.72%

MFS INVESTMENT MANAGEMENT
Portfolio - MFS Mid Cap Fund (Class A shares)5/                       (5.59%)        7.76%       32.29%      25.29%        N/A
Composite - MFS Mid Cap Growth Equity Composite                       (6.03%)        8.08%       31.16%      25.26%        N/A
Russell Mid Cap Growth Index                                         (12.96%)      (11.75%)      16.32%      17.77%        N/A
Russell 2500 Growth Index (Portfolio Benchmark)                       (2.88%)      (16.09%)      10.39%      12.18%        N/A

RS INVESTMENT MANAGEMENT, LP
Portfolio - Diversified Growth Fund6/                                  5.56%       (26.91%)      28.59%        N/A         N/A
Russell 2000 Growth Index                                              0.04%       (22.43%)      3.96%         N/A         N/A
Russell 2500 Growth Index (Portfolio Benchmark)                       (2.88%)      (16.09%)      10.39%        N/A         N/A

-----------------------
4/ ICAP Select Equity Portfolio is a non-diversified fund.
5/ MFS Mid Cap Fund is a non-diversified fund.
6/ RSIM also has a Diversified Growth Composite which consists of the Diversified Growth Fund and other advised accounts. The Diversified Growth Composite is not shown in the chart because it consists primarily of the Diversified Growth Fund (shown above). The performance of the Diversified Growth Composite for the period shown above (six months ended June 30, 2001, the one year, three years and five years ended December 31, 2000 and the period since its inception on August 1, 1996 through December 31, 2000) is 5.94%, (27.86%), 27.50% and 31.56%, respectively.


                                   Appendix-7

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO                                  Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)
ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Growth and Income Fund (Class A shares)                N/A          N/A          N/A
Composite - Disciplined Value Composite                                     N/A         22.24%      12/31/94
Russell 1000 Value Index (Portfolio Benchmark)                              N/A         20.24%        N/A

INSTITUTIONAL CAPITAL CORPORATION
Portfolio - ICAP Select Equity Portfolio 4/                               17.10%         N/A        12/31/97
Russell 1000 Value Index (Portfolio Benchmark)                             9.94%         N/A          N/A

MFS INVESTMENT MANAGEMENT
Portfolio - MFS Value Fund (Class A shares)                               22.27%         N/A        01/02/96
Composite - MFS Large Cap Value Equity Composite                            N/A          N/A          N/A
Russell 1000 Value Index (Portfolio Benchmark)                            16.91%         N/A          N/A



AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO                             Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)

ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Quasar Fund (Class A shares)                           N/A          N/A          N/A
Composite - Small Cap Growth Composite                                      N/A          N/A          N/A
Russell 2000 Growth Index                                                   N/A          N/A          N/A
Russell 2500 Growth Index (Portfolio Benchmark)                             N/A          N/A          N/A

MFS INVESTMENT MANAGEMENT
Portfolio - MFS Mid Cap Fund (Class A shares)5/                           22.18%         N/A        12/01/93
Composite - MFS Mid Cap Growth Equity Composite                             N/A         25.81%      10/01/94
Russell Mid Cap Growth Index                                              17.25%        19.17%        N/A
Russell 2500 Growth Index (Portfolio Benchmark)                           13.45%        14.67%        N/A

RS INVESTMENT MANAGEMENT, LP
Portfolio - Diversified Growth Fund6/                                     32.07%         N/A        08/01/96
Russell 2000 Growth Index                                                  8.56%         N/A          N/A
Russell 2500 Growth Index (Portfolio Benchmark)                           13.14%         N/A          N/A



-----------------------
4/ ICAP Select Equity Portfolio is a non-diversified fund.
5/ MFS Mid Cap Fund is a non-diversified fund.
6/ RSIM also has a Diversified Growth Composite which consists of the Diversified Growth Fund and other advised accounts. The Diversified Growth Composite is not shown in the chart because it consists primarily of the Diversified Growth Fund (shown above). The performance of the Diversified Growth Composite for the period shown above (six months ended June 30, 2001, the one year, three years and five years ended December 31, 2000 and the period since its inception on August 1, 1996 through December 31, 2000) is 5.94%, (27.86%), 27.50% and 31.56%, respectively.


                                  Appendix-7a

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO                         6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00
AXA ROSENBERG INVESTMENT MANAGEMENT LLC
Composite - Mid/Small Cap Value Composite                              8.11%          N/A         N/A          N/A         N/A
Russell 2500 Value Index (Portfolio Benchmark)                         7.81%          N/A         N/A          N/A         N/A

THE BOSTON COMPANY ASSET MANAGEMENT, LLC
Composite - Premier Value Equity Composite                             16.79%       27.60%       16.22%      21.66%       23.94%
Russell Midcap Value Index                                             3.26%        19.18%        7.75%      15.12%       17.88%
Russell 2500 Value Index (Portfolio Benchmark)                         7.81%        20.79%       6.33%       14.36%       18.03%

TCW INVESTMENT MANAGEMENT COMPANY
Portfolio - TCW Galileo Value Opportunities Fund (Class I Shares)7/    20.45%       38.25%       20.14%        N/A         N/A
Russell Midcap Value Index                                              3.26%       19.18%        7.75%        N/A         N/A
Russell 2500 Value Index (Portfolio Benchmark)                          7.81%       20.79%        6.33%        N/A         N/A

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO                        6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended          Ended     Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00

ALLIANCE CAPITAL MANAGEMENT L.P.
(BERNSTEIN UNIT)
Composite - International Value (Cap Weighted, Unhedged)              (7.18%)       (4.04%)      6.59%        5.53%        N/A
Morgan Stanley Capital International EAFE Index                       (14.61%)     (14.17%)      9.35%        7.13%        N/A
(Portfolio Benchmark)

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
Composite - International Equity Composite                            (14.11%)      (9.01%)      11.24%      11.97%       13.07%
Morgan Stanley Capital International EAFE Index                       (14.61%)     (14.17%)      9.35%        7.13%       8.25%
(Portfolio Benchmark)

OPPENHEIMERFUNDS, INC.
Portfolio - Oppenheimer International Growth Fund (Class A shares)    (11.06%)      (9.58%)      15.55%        N/A         N/A
Morgan Stanley Capital International EAFE Index                       (14.61%)     (14.17%)       9.35%        N/A         N/A
(Portfolio Benchmark)

-----------------------
7/ TCW Galileo Value Opportunities Fund is a non-diversified fund.


                                   Appendix-8

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO                              Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)

AXA ROSENBERG INVESTMENT MANAGEMENT LLC
Composite - Mid/Small Cap Value Composite                                   N/A         15.77%      05/01/00
Russell 2500 Value Index (Portfolio Benchmark)                              N/A         15.44%        N/A

THE BOSTON COMPANY ASSET MANAGEMENT, LLC
Composite - Premier Value Equity Composite                                  N/A          N/A          N/A
Russell Midcap Value Index                                                  N/A          N/A          N/A
Russell 2500 Value Index (Portfolio Benchmark)                              N/A          N/A          N/A

TCW INVESTMENT MANAGEMENT COMPANY
Portfolio - TCW Galileo Value Opportunities Fund (Class I Shares)7/       20.87%         N/A        11/01/96
Russell Midcap Value Index                                                14.83%         N/A          N/A
Russell 2500 Value Index (Portfolio Benchmark)                            14.09%         N/A          N/A

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO                             Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)

ALLIANCE CAPITAL MANAGEMENT L.P.
(BERNSTEIN UNIT)
Composite - International Value (Cap Weighted, Unhedged)                    N/A         5.48%       07/01/94
Morgan Stanley Capital International EAFE Index                             N/A         7.03%         N/A
(Portfolio Benchmark)

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
Composite - International Equity Composite                                  N/A          N/A          N/A
Morgan Stanley Capital International EAFE Index                             N/A          N/A          N/A
(Portfolio Benchmark)

OPPENHEIMERFUNDS, INC.
Portfolio - Oppenheimer International Growth Fund (Class A shares)        18.63%         N/A        03/25/96
Morgan Stanley Capital International EAFE Index                            6.88%         N/A          N/A
(Portfolio Benchmark)

-----------------------
7/ TCW Galileo Value Opportunities Fund is a non-diversified fund.


                                   Appendix-8a

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP TECHNOLOGY PORTFOLIO                                  6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00
ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Technology Fund (Class A shares)                 (14.75%)     (24.62%)      28.31%      21.40%       26.75%
Russell 1000 Technology Index (Portfolio Benchmark)                   (20.66%)     (34.10%)      26.70%      27.90%       23.85%

DRESDNER RCM GLOBAL INVESTORS LLC
Portfolio - Dresdner RCM Global Technology Fund (Class I shares)8/    (35.10%)     (14.33%)      57.46%      44.37%        N/A
Composite - Dresdner RCM Global Technology Composite                  (33.57%)     (15.27%)       N/A          N/A         N/A
Russell 1000 Technology Index (Portfolio Benchmark)                   (20.66%)     (34.10%)      26.70%      27.90%        N/A

FIRSTHAND CAPITAL MANAGEMENT, INC.
Portfolio - Technology Leaders Fund10/                                (29.64%)     (24.23%)      50.51%        N/A         N/A
Russell 1000 Technology Index (Portfolio Benchmark)                   (20.66%)     (34.10%)      26.70%        N/A         N/A

AXA PREMIER VIP HEALTH CARE PORTFOLIO                                 6 Months      1 Year      3 Years      5 Years     10 Years
                                                                       Ended         Ended       Ended        Ended       Ended
                                                                      6/30/01      12/31/00     12/31/00    12/31/00     12/31/00

A I M CAPITAL MANAGEMENT, INC.
Portfolio - AIM Global Healthcare Fund (Class A shares)                5.38%        52.08%       23.86%      20.50%       17.20%
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                  (6.35%)       44.71%       26.62%      19.29%       20.65

DRESDNER RCM GLOBAL INVESTORS LLC
Portfolio - Dresdner RCM Global Health Care Fund (Class N shares)12/  (12.32%)      73.37%       40.99%        N/A         N/A
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                  (6.35%)       44.71%       26.62%        N/A         N/A

WELLINGTON MANAGEMENT COMPANY, LLP
Composite - Diversified Health Care Total Composite                   (2.05%)         N/A         N/A          N/A         N/A
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                  (6.35%)         N/A         N/A          N/A         N/A

------------------------------
8/ Dresdner RCM Global Technology Fund is a non-diversified fund.
9/ As of 01/01/96. The Russell 1000 Technology Index does not provide mid-month calculations.
10/ Technology Leaders Fund is a non-diversified fund.
11/ As of 01/01/96. The Russell 1000 Technology Index does not provide mid-month calculations.
12/ Dresdner RCM Global Health Care Fund is a non-diversified fund.


                                   Appendix-9

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP TECHNOLOGY PORTFOLIO                                       Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)
ALLIANCE CAPITAL MANAGEMENT L.P.
Portfolio - Alliance Technology Fund (Class A shares)                       N/A          N/A          N/A
Russell 1000 Technology Index (Portfolio Benchmark)                         N/A          N/A          N/A

DRESDNER RCM GLOBAL INVESTORS LLC
Portfolio - Dresdner RCM Global Technology Fund (Class I shares)8/        44.37%         N/A        12/27/95
Composite - Dresdner RCM Global Technology Composite                        N/A         8.66%       12/01/99
Russell 1000 Technology Index (Portfolio Benchmark)                       28.2%9/        N/A          N/A

FIRSTHAND CAPITAL MANAGEMENT, INC.
Portfolio - Technology Leaders Fund10/                                    49.64%         N/A        12/10/97
Russell 1000 Technology Index (Portfolio Benchmark)                       26.70%11/      N/A          N/A

AXA PREMIER VIP HEALTH CARE PORTFOLIO                                      Since        Since      Inception
                                                                         Inception    Inception       Date
                                                                        (Portfolio)  (Composite)

A I M CAPITAL MANAGEMENT, INC.
Portfolio - AIM Global Healthcare Fund (Class A shares)                     N/A          N/A          N/A
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                        N/A          N/A          N/A

DRESDNER RCM GLOBAL INVESTORS LLC
Portfolio - Dresdner RCM Global Health Care Fund (Class N shares)12/      38.16%         N/A        12/31/96
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                      23.71%         N/A          N/A

WELLINGTON MANAGEMENT COMPANY, LLP
Composite - Diversified Health Care Total Composite                         N/A         44.98%      05/31/00
JP Morgan H&Q HealthCare Index (Portfolio Benchmark)                        N/A         18.57%        N/A

------------------------------
8/ Dresdner RCM Global Technology Fund is a non-diversified fund.
9/ As of 01/01/96. The Russell 1000 Technology Index does not provide mid-month calculations.
10/ Technology Leaders Fund is a non-diversified fund.
11/ As of 01/01/96. The Russell 1000 Technology Index does not provide mid-month calculations.
12/ Dresdner RCM Global Health Care Fund is a non-diversified fund.



                                  Appendix-9a

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP CORE BOND PORTFOLIO                                   6 Months      1 Year      3 Years     5 Years     10 Years
                                                                       Ended         Ended     Ended         Ended      Ended
                                                                      6/30/01      12/31/00    12/31/00     12/31/00    12/31/00

BLACKROCK ADVISORS, INC.
Portfolio - BlackRock Core Bond Total Return Portfolio                 3.18%        12.39%       6.61%       6.50%         N/A
Composite - BlackRock Core Bond Composite                              3.23%        11.30%       5.93%       6.06%         N/A
Lehman Brothers Aggregate Bond Index (Portfolio Benchmark)             3.62%        11.63%       6.35%       6.46%         N/A

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
Portfolio - PIMCO Total Return Fund (Class B shares)                   1.97%        10.74%       5.75%       5.90%        8.17%
Composite - Total Return Full Authority Composite                      2.45%        11.21%       6.12%       6.66%        8.56%
Lehman Brothers Aggregate Bond Index (Portfolio Benchmark)             3.62%        11.63%       6.36%       6.46%        7.96%





                                  Appendix-10

PERFORMANCE INFORMATION FOR THE SIX MONTHS ENDED 6/30/01 WILL BE UPDATED WITH PERFORMANCE NUMBERS FOR THE NINE MONTHS ENDED 9/30/01 ONCE THEY BECOME AVAILABLE. THE FINAL PROSPECTUS WILL NOT INCLUDE THE 6/30/01 PERFORMANCE NUMBERS.

AXA PREMIER VIP CORE BOND PORTFOLIO                                       Since         Since      Inception
                                                                        Inception     Inception      Date
                                                                       (Portfolio)   (Composite)

BLACKROCK ADVISORS, INC.
Portfolio - BlackRock Core Bond Total Return Portfolio                    7.11%          N/A       12/09/92
Composite - BlackRock Core Bond Composite                                  N/A          7.60%      04/30/91
Lehman Brothers Aggregate Bond Index (Portfolio Benchmark)                7.05%         7.81%         N/A

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
Portfolio - PIMCO Total Return Fund (Class B shares)                       N/A           N/A          N/A
Composite - Total Return Full Authority Composite                          N/A           N/A          N/A
Lehman Brothers Aggregate Bond Index (Portfolio Benchmark)                 N/A           N/A          N/A


                                  Appendix-10a

THE BENCHMARKS

The performance of Comparable Portfolios and/or Account Composites (collectively "Accounts") of each of the sub-advisers as shown on the preceding pages compares each Account's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

RUSSELL 3000 INDEX

Composed of 3,000 large U.S. securities, as determined by total market capitalization. This index is capitalization weighted and represents approximately 98% of the investable U.S. equity market. The largest security has a market capitalization of approximately $520 billion; the smallest is approximately $178 million as of May 31, 2000.

RUSSELL 1000 GROWTH INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 1000 VALUE INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

STANDARD & POOR'S 500 INDEX

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

RUSSELL MIDCAP GROWTH INDEX

Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe. These stocks are also members of the Russell 1000 Growth Index.

RUSSELL MIDCAP VALUE INDEX

Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe. These stocks are also members of the Russell 1000 Value Index.

RUSSELL 2000 GROWTH INDEX

Contains those Russell 2000 securities (all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.


                                  Appendix-11

RUSSELL 2500 GROWTH INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 2500 VALUE INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.

RUSSELL 1000 TECHNOLOGY INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.

JPMORGAN H&Q HEALTHCARE INDEX

Contains a market capitalization weighted sampling of approximately 125 securities deemed to be healthcare-related by the JPMorgan H&Q research department. Stocks representing Biotech, Life Sciences, Pharmaceutical, Medical Products, and HealthCare Service providers are all included. Stocks with market capitalization greater than $15 billion are scaled back by the research department to represent less of the index than would otherwise be reflected by their market capitalization.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. EAFE index assumes dividends reinvested net of withholding taxes and do not reflect any fees and expenses.

LEHMAN BROTHERS AGGREGATE BOND INDEX

The Lehman Brothers Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be dollar denominated.


                                  Appendix-12

     If you would like more information about the portfolios, the following document is available free upon request.


         STATEMENT OF ADDITIONAL INFORMATION (SAI) - Provides more detailed information about the portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


             TO ORDER A FREE COPY OF A PORTFOLIO'S SAI, CONTACT
             YOUR FINANCIAL PROFESSIONAL, OR THE PORTFOLIOS AT:                           AXA PREMIER VIP TRUST

                          AXA Premier VIP Trust
                       1290 Avneue of the Americas                                      AXA Premier VIP Large Cap
                        New York, New York 10104                                            Growth Portfolio
                         Telephone: 866-231-8585
                         Internet: www.[ ].com                                        AXA Premier VIP Large Cap Core
                                                                                            Equity Portfolio

          Your financial professional or AXA Premier VIP Trust                          AXA Premier VIP Large Cap
      will also be happy to answer your questions or to provide any                         Value Portfolio
               additional information that you may require
                                                                                       AXA Premier VIP Small/Mid
      Information about the portfolios (including the SAI) is available                  Cap Growth Portfolio
        at the  Public Reference Room of the Securities and Exchange
         Commission in Washington, D.C. Text-only copies, reports                      AXA Premier VIP Small/Mid
     and other information regarding the portfolios are available free                    Cap Value Portfolio
          on the EDGAR Database on the Commission's Web site at:
                               WWW.SEC.GOV                                    AXA Premier VIP International Equity Portfolio

      Copies of these publications are also available for a fee and                AXA Premier VIP Technology Portfolio
        information on the operation of the Public Reference Room
      may be obtained by electronic request at the following E-mail                AXA Premier VIP Health Care Portfolio
       address: PUBLICINFO@SEC.GOV., or by writing or calling the
                           ------------------                                           AXA Premier VIP Core
                    Public Reference Room of the SEC,                                       Bond Portfolio
                       Washington, D.C. 20549-0102
                              202-942-8090







                                                                                   (Investment Company Act File No. 811-10509)

(C) 2001 AXA Premier VIP Trust

                              AXA PREMIER VIP TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                December __, 2001

                   AXA Premier VIP Large Cap Growth Portfolio
                 AXA Premier VIP Large Cap Core Equity Portfolio
                    AXA Premier VIP Large Cap Value Portfolio
                 AXA Premier VIP Small/Mid Cap Growth Portfolio
                  AXA Premier VIP Small/Mid Cap Value Portfolio
                 AXA Premier VIP International Equity Portfolio
                      AXA Premier VIP Technology Portfolio
                      AXA Premier VIP Health Care Portfolio
                       AXA Premier VIP Core Bond Portfolio


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for the Trust dated December ___, 2001, which may be obtained without charge by calling Equitable toll free at 1-866-231-8585 or writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

                                TABLE OF CONTENTS


DESCRIPTION OF THE TRUST.....................................................2

THE PORTFOLIOS...............................................................2

ADDITIONAL INVESTMENT STRATEGIES AND RISKS...................................6

MANAGEMENT OF THE TRUST.....................................................30

INVESTMENT MANAGEMENT AND OTHER SERVICES....................................32

BROKERAGE ALLOCATION AND OTHER STRATEGIES...................................39

PURCHASE AND PRICING OF SHARES..............................................40

TAXATION....................................................................42

PORTFOLIO PERFORMANCE.......................................................43

OTHER INFORMATION...........................................................44


THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. AXA PREMIER VIP TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

DESCRIPTION OF THE TRUST

AXA Premier VIP Trust (the "Trust") is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust was organized as a Delaware business trust on October 2, 2001. (See "Other Information")

The Trust currently offers shares on behalf of each of the following portfolios:
AXA Premier VIP Large Cap Growth Portfolio ("Large Cap Growth Portfolio"), AXA Premier VIP Large Cap Core Equity Portfolio ("Large Cap Core Equity Portfolio"), AXA Premier VIP Large Cap Value Portfolio ("Large Cap Value Portfolio"), AXA Premier VIP Small/Mid Cap Growth Portfolio ("Small/Mid Cap Growth Portfolio"), AXA Premier VIP Small/Mid Cap Value Portfolio ("Small/Mid Cap Value Portfolio"), AXA Premier VIP International Equity Portfolio ("International Equity Portfolio"), AXA Premier VIP Technology Portfolio ("Technology Portfolio"), AXA Premier VIP Health Care Portfolio ("Health Care Portfolio"), and AXA Premier VIP Core Bond Portfolio ("Core Bond Portfolio") (collectively, the "Portfolios").

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"), Equitable of Colorado, Inc. or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans.

The Trust does not currently foresee any disadvantage to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with one another or to tax-qualified retirement plans. However, it is theoretically possible that the interests of owners of various contracts participating in the Trust through separate accounts or of the plan participants might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts or a retirement plan might withdraw their investments in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. The Trust's Board of Trustees will monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and tax-qualified retirement plans and will take whatever remedial action may be necessary.

THE PORTFOLIOS

LARGE CAP GROWTH PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Currently, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of large foreign companies.

LARGE CAP CORE EQUITY PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization companies. Currently, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of large foreign companies.

LARGE CAP VALUE PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization companies. Currently, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of large foreign companies.

SMALL/MID CAP GROWTH PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small- and mid-capitalization companies. Currently, small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.

SMALL/MID CAP VALUE PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small- and mid-capitalization companies. Currently, small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.

INTERNATIONAL EQUITY PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade bonds of U.S. and foreign issuers. The portfolio may also invest up to 35% of its assets in securities of U.S. companies.

TECHNOLOGY PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce and information service industries. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities, including investment grade and lower rated corporate bonds. It is anticipated that the portfolio will normally invest a majority of its assets in securities of U.S. issuers but the portfolio may invest up to 50% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.

HEALTH CARE PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as debt securities, including securities designed to replicate an index, industry or sector of the economy and investment grade and lower rated corporate bonds. It is anticipated that the portfolio will normally invest a majority of its assets in securities of U.S. issuers but the portfolio may invest up to 50% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.

CORE BOND PORTFOLIO. The portfolio's objective is to seek a high level of current income consistent with a prudent level of risk. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities. The portfolio may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The portfolio will normally hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, determined by the sub-adviser to be of similar quality. The portfolio may invest in corporate bonds, including mortgage- and asset-backed securities, derivative securities, Eurodollar and Yankee dollar obligations, Brady bonds, forward commitments, when issued and delayed delivery securities, U.S. government bonds (including those backed by mortgages and related repurchase agreements) and zero coupon bonds.

FUNDAMENTAL RESTRICTIONS

Each portfolio has adopted certain investment restrictions that are fundamental and may not be changed without approval by a "majority" vote of the portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such portfolio. Set forth below are each of the fundamental restrictions adopted by each of the Portfolios.

      Each portfolio, except the Technology Portfolio and the Health Care Portfolio, will not:

      (1) purchase securities of any one issuer if, as a result, more than 5% of the portfolio's total assets would be invested in securities of that issuer or the portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental restriction: mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      Each Portfolio will not:

      (2) purchase any security if, as a result of that purchase, 25% or more of the portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and except that the Technology Portfolio, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the technology industries (e.g., computers, electronics (including hardware and components), communications, e-commerce and information service industries), and the Health Care Portfolio, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the health care industries (e.g., pharmaceutical, medical products and supplies, technology, medical research and development and heath care service industries).

      (3) issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the portfolio's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that each portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a "when-issued" delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

      (4) make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      (5) engage in the business of underwriting securities of other issuers, except to the extent that the portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that each portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but each portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to each portfolio, but are not fundamental. They may be changed for any portfolio by the Board of Trustees of the Trust and without a vote of that portfolio's shareholders.

      Each portfolio will not:

      (1) invest more than 15% of its net assets in illiquid securities.

      (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that each portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) engage in short sales of securities or maintain a short position, except that each portfolio may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (4) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

      (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

Large Cap Growth Portfolio, Large Cap Core Equity Portfolio, Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, Technology Portfolio, Health Care Portfolio and Core Bond Portfolio each have a policy regarding how 80% of its assets will be invested, and none of these portfolios may change their respective policy without giving sixty (60) days written notice to its shareholders.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

In addition to the portfolio's principal investment strategies discussed in the Prospectus, each portfolio may engage in other types of investment strategies as further described in the descriptions below. Each portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the portfolio's own investment restrictions. Portfolios that anticipate committing 5% or more of their net assets to a particular type of investment strategy or instrument are specifically referred to in the descriptions below of such investment strategy or instrument.

ASSET-BACKED SECURITIES. (CORE BOND PORTFOLIO) Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

BONDS. (ALL PORTFOLIOS) Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a portfolio's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

BRADY BONDS. (INTERNATIONAL EQUITY PORTFOLIO AND CORE BOND PORTFOLIO) Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. Each portfolio can invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the sub-adviser to that portfolio.

CONVERTIBLE SECURITIES. (LARGE CAP CORE EQUITY PORTFOLIO AND INTERNATIONAL EQUITY PORTFOLIO) A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

CREDIT AND LIQUIDITY ENHANCEMENTS. A portfolio may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the portfolio to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a portfolio and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a portfolio to use them when the portfolio wishes to do so.

CREDIT RATINGS. Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the Appendix to this Statement of Additional Information ("SAI"). The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by a portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the portfolio. The Portfolios may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings assigned to individual bond issues, the applicable sub-adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

NON-INVESTMENT GRADE BONDS. (TECHNOLOGY PORTFOLIO, HEALTH CARE PORTFOLIO AND CORE BOND PORTFOLIO) Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or, if unrated, determined by the applicable sub-adviser to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. Bonds rated D by S&P are in payment default or such rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody's are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. References to rated bonds in the Prospectus or this SAI include bonds that are not rated by a rating agency but that the applicable sub-adviser determines to be of comparable quality.

Non-investment grade bonds (commonly known as "junk bonds" and sometimes referred to as "high yield, high risk bonds") are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or, if unrated, determined by a portfolio's sub-adviser to be of comparable quality. A portfolio's investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve greater risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent volatility in emerging market securities. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, they reflected the risk that holders of such securities could lose a substantial portion of their value due to financial restructurings or defaults by the issuers. There can be no assurance that those declines will not recur.

The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a portfolio's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade bonds, especially in a thinly traded market.

DEPOSITARY RECEIPTS. (ALL PORTFOLIOS EXCEPT CORE BOND PORTFOLIO) Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts ("ADRs"), Global
Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated depositary receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the U.S. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called "sponsored" programs and ADRs do not involve foreign currency risks, ADRs and other depositary receipts are subject to the risks of other investments in foreign securities, as described directly above.

Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a portfolio's investment policies, the portfolio's investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.

DOLLAR ROLLS. (CORE BOND PORTFOLIO) In a dollar roll, a portfolio sells mortgage-backed or other securities for delivery on the next regular settlement date for those securities and, simultaneously, contracts to purchase substantially similar securities for delivery on a later settlement date. Dollar rolls also are subject to a portfolio's limitation on borrowings.

Dollar roll transactions involve the risk that the market value of the securities a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a portfolio sells securities becomes insolvent, the portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

EQUITY SECURITIES. (ALL PORTFOLIOS EXCEPT CORE BOND PORTFOLIO) Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed income features, like a bond, but actually it is an equity security that is senior to a company's common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a portfolio may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. (INTERNATIONAL EQUITY PORTFOLIO AND CORE BOND PORTFOLIO) Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes and the expropriation or nationalization of foreign issuers.

EVENT-LINKED BONDS. Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-fund losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities or Non-Publicly Traded Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a portfolio will only invest in catastrophe bonds that meet the credit quality requirements for the portfolio.

FLOATERS  AND  INVERSE  FLOATERS.  (CORE BOND  PORTFOLIO)  Floaters  and Inverse
Floaters are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities".

FOREIGN CURRENCY TRANSACTIONS. (LARGE CAP CORE EQUITY PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO, HEALTH CARE PORTFOLIO AND CORE BOND PORTFOLIO) A portfolio may purchase securities denominated in foreign currencies including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio's assets and income. In addition, although a portion of a portfolio's investment income may be received or realized in such currencies, the portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a portfolio's income has been earned and computed in U.S. dollars but before conversion and payment, the portfolio could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. Certain portfolios may also invest in the following types of foreign currency transactions:

        FORWARD FOREIGN CURRENCY TRANSACTIONS. (LARGE CAP CORE EQUITY PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO, HEALTH CARE PORTFOLIO AND CORE BOND PORTFOLIO) A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A portfolio's use of such contracts will include, but not be limited to, the following situations.

First, when the portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a portfolio's sub-adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the portfolio's portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, the portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the portfolio.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the sub-adviser to the portfolio believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the portfolio will be served.

A portfolio may enter into forward contracts for any other purpose consistent with the portfolio's investment objective and program. However, the portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the portfolio's holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the portfolio may net offsetting positions.

At the maturity of a forward contract, a portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract. If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although each portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

        FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES. (INTERNATIONAL EQUITY PORTFOLIO AND HEALTH CARE PORTFOLIO) The portfolios may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Each portfolio, if permitted in the Prospectus, may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The portfolios will write options on foreign currency or on foreign currency futures contracts only if they are "covered." A put on a foreign currency or on a foreign currency futures contract written by a portfolio will be considered "covered" if, so long as the portfolio is obligated as the writer of the put, it segregates with the portfolio's custodian cash, U.S. Government securities or other liquid high-grade debt securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the portfolio will be considered "covered" only if the portfolio owns short-term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a portfolio, sold by a portfolio but not yet delivered or anticipated to be purchased by a portfolio. As an illustration, a portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

        OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY TRANSACTIONS. (SMALL/MID CAP GROWTH PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND HEALTH CARE PORTFOLIO) The portfolios may engage in over-the-counter options on foreign currency transactions. The portfolios may engage in over-the-counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The portfolios may only enter into forward contracts on currencies in the over-the-counter market. The sub-advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

Hedging transactions involve costs and may result in losses. The portfolios may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A portfolio will engage in over-the-counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the sub-adviser's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

FOREIGN SECURITIES. (ALL PORTFOLIOS) The portfolios may also invest in other types of foreign securities or engage in the certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement," which can result in losses to a portfolio.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global portfolios are usually somewhat higher than those of typical domestic stock portfolios.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See "Emerging Market Securities" below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below.

         EMERGING MARKET SECURITIES. (INTERNATIONAL EQUITY PORTFOLIO) Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the portfolio can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource  self-sufficiency  and  balance  of  payments  position.  Further,  the
economies  of  developing   countries   generally  are  heavily  dependent  upon
international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

         EASTERN EUROPEAN AND RUSSIAN SECURITIES. (INTERNATIONAL EQUITY PORTFOLIO) The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 50 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the U.S. and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a portfolio if the company deems a purchaser unsuitable, which may expose a portfolio to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a portfolio's investments in Russian securities. Among these procedures is a requirement that a portfolio will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with a portfolio's custodian containing certain protective conditions, including, among other things, the custodian's right to conduct regular share confirmations on behalf of a portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a portfolio would otherwise make.

         PACIFIC BASIN REGION. (INTERNATIONAL EQUITY PORTFOLIO) Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions;
(iii) internal insurgencies; (iv) hostile relations with neighboring countries and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the European Community. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a portfolio's assets denominated in those currencies.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. (SMALL/MID CAP GROWTH PORTFOLIO AND CORE BOND PORTFOLIO) Forward commitments, including "TBA" (to be announced), when-issued and delayed delivery transactions arise when securities are purchased by a portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the portfolio's forward commitments, when-issued or delayed delivery commitments.

Each portfolio may make contracts to purchase forward commitments if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns.

Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the portfolio's other assets. Where such purchases are made through dealers, a portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a portfolio of an advantageous yield or price.

A portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the portfolio may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes and each portfolio intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a portfolio's payment obligation).

HEALTH CARE SECTOR RISK. (HEALTH CARE PORTFOLIO) The value of the Health Care Portfolio's shares is particularly vulnerable to factors affecting the health care sector. The Health Care sector generally is subject to substantial government regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care sector and therefore could affect the performance of the portfolio. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

HYBRID INSTRUMENTS. (INTERNATIONAL EQUITY PORTFOLIO) Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a United States dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore,  the  number  of  investors  that  are  willing  and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the portfolio.

ILLIQUID SECURITIES OR NON-PUBLICLY TRADED SECURITIES. (SMALL/MID CAP GROWTH PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND CORE BOND PORTFOLIO) The inability of a portfolio to dispose of illiquid or not readily marketable investments


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readily or at a  reasonable  price could impair a  portfolio's  ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a portfolio which are eligible for resale pursuant to Rule 144A will be monitored by each portfolio's sub-adviser on an ongoing basis, subject to the oversight of the adviser. In the event that such a security is deemed to be no longer liquid, a portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid and therefore subject to a portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

INVESTMENT COMPANY SECURITIES. (LARGE CAP GROWTH PORTFOLIO AND SMALL/MID CAP GROWTH PORTFOLIO) Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits a portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

        EXCHANGE TRADED FUNDS ("ETFs"). These are a type of investment company security bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile, and ETFs have management fees which increase their costs.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Investments in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders") may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the portfolio's having a contractual relationship only with the Lender, not with the borrower. A portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a portfolio generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the portfolio may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A portfolio will acquire Participations only if its sub-adviser determines that the selling Lender is creditworthy.

When a portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the portfolio is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the portfolio. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Assignments and Participations are generally not registered under the Securities Act of 1933, as amended ("Securities Act"), and thus may be subject to a portfolio's limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

MORTGAGE-BACKED OR MORTGAGE-RELATED SECURITIES. (CORE BOND PORTFOLIO) A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain portfolios may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a portfolio may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only"


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

security ("IO") receives interest payments from the same underlying security. The portfolio may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the portfolio's ability to buy or sell those securities at any particular time.

MORTGAGE DOLLAR ROLLS. (CORE BOND PORTFOLIO) The portfolios may enter into mortgage dollar rolls in which the portfolio sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the sub-adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the portfolio. The portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

MUNICIPAL SECURITIES. (CORE BOND PORTFOLIO) Municipal securities ("municipals") are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

OPTIONS AND FUTURES TRANSACTIONS. (SMALL/MID CAP GROWTH PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND CORE BOND PORTFOLIO) Each portfolio may use a variety of financial instruments that derive their value from the value of one or more underlying assets, reference rates or indices ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts and swap transactions. The portfolio may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the portfolio's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the portfolio are described below.

         The portfolio might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If the portfolio is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the portfolio may have lower net income and a net loss on the investment.

        OPTIONS ON SECURITIES AND FOREIGN CURRENCIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option, at a specified price at any time during the term of the option, at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term, at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

         OPTIONS ON SECURITIES INDICES. A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

         SECURITIES INDEX FUTURES CONTRACTS. A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

         INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS. Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

         OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

         FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

PASSIVE FOREIGN INVESTMENT COMPANIES. The Portfolios may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as passive foreign investment companies.

The Portfolios are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and, consequently, each portfolio may have to subject any of its investments in other investment companies, including PFICS, to the limitation that no more than 10% of the value of the portfolio's total assets may be invested in such securities. In addition to bearing their proportionate share of a portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in passive foreign investment companies also involve the risk of foreign securities, as described above.

PAYMENT-IN-KIND BONDS. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolios are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolios could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

REAL ESTATE INVESTMENT TRUSTS. (SMALL/MID CAP GROWTH PORTFOLIO) Risks associated with investments in securities of companies in the real estate industry, including real estate investment trusts ("REITS"), include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITS may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITS are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITS are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITS could end up holding the underlying real estate.

REPURCHASE AGREEMENTS. (ALL PORTFOLIOS) Repurchase agreements are transactions in which a portfolio purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the portfolio and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a portfolio upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the portfolio may suffer delays, costs and possible losses in connection with the disposition of collateral. Each portfolio intends to enter into repurchase agreements only in transactions with counterparties believed by Equitable to present minimum credit risks.

REVERSE REPURCHASE AGREEMENTS. (CORE BOND PORTFOLIO) Reverse repurchase agreements involve the sale of securities held by a portfolio subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each portfolio's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a portfolio will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Portfolios' Investments, Related Risks and Limitations -- Segregated Accounts."

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a portfolio might be unable to deliver them when that portfolio seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a portfolio's obligation to repurchase the securities, and the portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LOANS. (ALL PORTFOLIOS) All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under a portfolio's investment program. While the securities are being loaned, a portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A portfolio will generally not have the right to vote securities while they are being loaned, but its adviser or sub-adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a portfolio's sub-adviser to be of good standing and will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

SHORT SALES AGAINST THE BOX. (SMALL/MID CAP GROWTH PORTFOLIO) The portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the portfolio to, for example, lock in a sale price for a security the portfolio does not wish to sell immediately. The portfolio will deposit, in a segregated account with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Each portfolio will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of a portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The extent to which a portfolio may make short sales may be limited by Code requirements for qualification as a regulated investment company.

SMALL COMPANY SECURITIES. (SMALL/MID CAP GROWTH PORTFOLIO, SMALL/MID CAP VALUE PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO, TECHNOLOGY PORTFOLIO AND HEALTH CARE PORTFOLIO) Each portfolio may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones, and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these portfolios may involve a greater degree of risk than an investment in other portfolios that seek capital appreciation by investing in better known, larger companies.

STRUCTURED NOTES. Structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

SWAPS. (INTERNATIONAL EQUITY PORTFOLIO AND CORE BOND PORTFOLIO) Swap contracts are derivatives in the form of a contract or other similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. A portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of unencumbered liquid assets, to avoid any potential leveraging of a portfolio. To the extent that these swaps are entered into for hedging purposes, the sub-advisers believe such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, the sub-adviser will not treat them as being subject to a portfolio's borrowing restrictions. A portfolio may enter into OTC swap transactions with counterparties that are approved by the sub-advisers in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which a portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the portfolio is contractually obligated to make. If the other party to a swap defaults, the portfolio's risk of loss consists of the net amount of payments that the portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

TECHNOLOGY  SECTOR  RISK.  (LARGE CAP  GROWTH  PORTFOLIO,  SMALL/MID  CAP GROWTH
PORTFOLIO AND TECHNOLOGY PORTFOLIO) The value of the Technology Portfolio's shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technologies evolve, large and rapid price movements resulting from competition, rapid obsolescence of products and services, short product cycles and aggressive pricing. For each of the portfolios, it should be noted that many technology companies are small and at an earlier state of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

U.S. GOVERNMENT SECURITIES. (ALL PORTFOLIOS) U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

Treasury inflation-indexed securities ("TIIS") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIIS is payable semi-annually on the adjusted principal value. The principal value of TIIS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a portfolio holds TIIS, the portfolio may earn less on the TIIS than it would on conventional Treasury bonds. Any increase in the principal value of TIIS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. See "Taxes -- Other Information" below.

WARRANTS. (LARGE CAP GROWTH PORTFOLIO, SMALL/MID CAP GROWTH PORTFOLIO AND INTERNATIONAL EQUITY PORTFOLIO) Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

ZERO-COUPON BONDS. (SMALL/MID CAP GROWTH PORTFOLIO AND CORE BOND PORTFOLIO) Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to investors in such instruments. Thus, each portfolio could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

PORTFOLIO TURNOVER. The length of time a portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a portfolio is known as "portfolio turnover." A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the portfolio and its shareholders. A portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when a sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year.


MANAGEMENT OF THE TRUST

The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios' investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Trust's Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.

THE TRUSTEES
NAME AND AGE                      POSITION WITH TRUST         PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
                                                              YEARS









* "Interested person" of the Trust (as that term is defined in the 1940 Act).

COMMITTEES OF THE BOARD

The Trust has a standing Audit Committee consisting of all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940
Act) ("Independent Trustee(s)"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control.

The Trust has a Nominating and Compensation Committee consisting of all of the Independent Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Independent Trustee candidates and review the compensation arrangements for each of the Trustees.

The Trust has a Valuation Committee consisting of ______________________, and such other officers of the Trust and the Manager, as well as such officers of any sub-adviser to any portfolio as are deemed necessary by _______________________ from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

COMPENSATION OF INDEPENDENT TRUSTEES AND OFFICERS

Each Independent Trustee will receive from the Trust an annual fee of $_________, payable quarterly. In addition to the annual fee, each Independent Trustee will receive (i) an additional fee of $1,000 for each regularly-scheduled Board meeting attended, (ii) $500 for each special Board or Committee meeting attended, and (iii) $500 for each telephone or other Committee meeting attended. The lead Independent Trustee and certain committee chairs will receive additional compensation. Trustees also receive reimbursement from the Trust for expenses associated with attending Board or Committee meetings.

A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.

THE TRUST'S OFFICERS

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable, AXA Advisors, LLC ("AXA Advisors") or Equitable Distributors, Inc. ("EDI"). The Trust's principal officers are:

NAME, AGE AND POSITION                              PRINCIPAL OCCUPATION
WITH TRUST                                          DURING LAST FIVE YEARS

NAME, AGE AND POSITION                              PRINCIPAL OCCUPATION
WITH TRUST                                          DURING LAST FIVE YEARS





CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans. Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of 100% of the Trust's shares as of December 31, 2001.

As a "series" type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each portfolio. Each portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of the date of this SAI, no Contract owners were entitled to give voting instructions regarding more than 5% of the outstanding shares of any portfolio.

[As of the date of this SAI, the trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of any portfolio of the Trust.]

INVESTMENT MANAGEMENT AND OTHER SERVICES

THE MANAGER

Equitable currently serves as the investment manager for each portfolio. Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S., is a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company. The principal offices of Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial is a wholly-owned affiliate of AXA. On ___________, 2001, AXA owned, directly or indirectly through its affiliates, ___% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

The Trust and the Manager have entered into an investment management agreement (the "Management Agreement"). This was initially approved by the Board of Trustees at a meeting held on ____________, 2001. The Management Agreement obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio; (iii) monitor the sub-adviser's investment programs and results; (iv) review brokerage matters;
(v) oversee compliance by the Trust with various federal and state statutes; and
(vi) carry out the directives of the Board of Trustees. The Management Agreement requires the Manager to provide the Trust with office space, office equipment and personnel necessary to operate and administer the Trust's business, and also to supervise the provision of services by third parties. The continuance of the

Management Agreement, with respect to each portfolio, after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such portfolio and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Management Agreement with respect to each portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such portfolio upon sixty (60) days' written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days' written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Manager has also entered into a Consulting Agreement with an investment consulting firm to provide research to assist the Manager in allocating portfolio assets among sub-advisers and in making recommendations to the Trustees about hiring and changing sub-advisers. The Manager is responsible for paying the consulting fees.

Each portfolio pays a fee to the Manager as described below for the investment management services the Manager provides each portfolio. The Manager and the Trust have also entered into an expense limitation agreement with respect to each portfolio ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each portfolio are limited to the extent described in the Prospectus.

PORTFOLIO                                   MANAGEMENT FEE

Large Cap Growth Portfolio                  0.90% of average daily net assets

Large Cap Core Equity Portfolio             0.90% of average daily net assets

Large Cap Value Portfolio                   0.90% of average daily net assets

Small/Mid Cap Growth Portfolio              1.10% of average daily net assets

Small/Mid Cap Value Portfolio               1.10% of average daily net assets

International Equity Portfolio              1.05% of average daily net assets

Technology Portfolio                        1.20% of average daily net assets

Health Care Portfolio                       1.20% of average daily net assets

Core Bond Portfolio                         0.60% of average daily net assets

In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing annual and semi-annual reports to shareholders, proxy statements, prospectuses, prospectus supplements and statements of additional information; the costs of printing registration statements; custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust


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

expenses are allocated among and charged to the assets of the Portfolios on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each portfolio or the nature of the services performed and relative applicability to each portfolio. As discussed in greater detail below, under "Distribution of the Trust's Shares," the Class B shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of their shares.

THE SUB-ADVISERS

The Manager has entered into sub-advisory agreements ("Subadvisory Agreements") on behalf of Large Cap Growth Portfolio, Large Cap Core Equity Portfolio, Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, International Equity Portfolio, Technology Portfolio, Health Care Portfolio and Core Bond Portfolio. The Subadvisory Agreements obligate Alliance Capital Management L.P.; Dresdner RCM Global Investors LLC; TCW Investment Management Company; Janus Capital Corporation; Thornburg Investment Management, Inc.; Institutional Capital Corporation; MFS Investment Management; RS Investment Management, LP; AXA Rosenberg Investment Management LLC; The Boston Company Asset Management, LLC; Bank of Ireland Asset Management (U.S.) Limited; OppenheimerFunds, Inc.; Firsthand Capital Management, Inc.; A I M Capital Management, Inc.; Wellington Management Company, LLP; BlackRock Advisors, Inc.; and Pacific Investment Management Company LLC (each a "Sub-adviser," and together the "Sub-advisers") to: (i) make investment decisions on behalf of their respective portfolios, (ii) place all orders for the purchase and sale of investments for their respective portfolios with brokers or dealers selected by the Manager, and (iii) perform certain limited related administrative functions in connection therewith.

The Manager recommends sub-advisers for each portfolio to the Trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Portfolios are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and the Manager does not expect to recommend frequent changes of sub-advisers. The Trust has received an exemptive order from the SEC ("Multi-Manager Order") that permits the Manager, subject to certain conditions, to enter into Subadvisory Agreements with sub-advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the Multi-Manager Order, the Manager is able, subject to the approval of the Trustees, but without shareholder approval, to employ new sub-advisers for new or existing portfolios, change the terms of particular Subadvisory Agreements or continue the employment of existing sub-advisers after events that under the 1940 Act and the Subadvisory Agreements would cause an automatic termination of the agreement. However, the Manager may not enter into a sub-advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section
2(a)(3) of the 1940 Act) ("Affiliated Adviser"), such as Alliance Capital Management L.P., unless the sub-advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected portfolio's shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed portfolio, the portfolio's initial shareholder. Although shareholder approval would not be required for the termination of Subadvisory Agreements, shareholders of a portfolio would continue to have the right to terminate such agreements for the portfolio at any time by a vote of a majority of outstanding voting securities of the portfolio.

Alliance Capital Management L.P. ("Alliance Capital") serves as a Sub-adviser to Large Cap Growth Portfolio, Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio and Technology Portfolio. In addition, Alliance Capital, through its Bernstein Investment Research and Management ("Bernstein") unit, serves as a Sub-adviser to Large Cap Core Equity Portfolio and International Equity Portfolio. Alliance Capital, a limited partnership, is indirectly majority-owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $__________ in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner RCM Global Investors LLC ("Dresdner") serves as a Sub-adviser to Large Cap Growth Portfolio, Technology Portfolio and Health Care Portfolio. Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of September 30, 2001, Dresdner had approximately $__________ in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

TCW Investment Management Company ("TCW") serves as a Sub-adviser to Large Cap Growth Portfolio and Small/Mid Cap Value Portfolio. TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of September 30, 2001, TCW had approximately $__________ in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.

Janus Capital Corporation ("Janus") serves as a Sub-adviser to Large Cap Core Equity Portfolio. Janus is a majority owned subsidiary of Stilwell Financial, Inc., a publicly traded company whose subsidiaries are engaged in financial services. As of September 30, 2001, Janus had approximately $__________ in assets under management. The principal office of Janus is located at 100 Fillmore Street, Denver, Colorado 80206.

Thornburg Investment Management, Inc. ("Thornburg") serves as a Sub-adviser to Large Cap Core Equity Portfolio. Thornburg is an employee-owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of September 30, 2001, Thornburg had approximately $__________ in assets under management. The principal office of Thornburg is located at 119 East Marcy Street, Santa Fe, New Mexico 87501-2046.

Institutional Capital Corporation ("ICAP") serves as a Sub-adviser to Large Cap Value Portfolio. ICAP is an employee-owned money management firm. Robert H. Lyon is the controlling shareholder of ICAP. As of September 30, 2001, ICAP had approximately $__________ in assets under management. The principal office of ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

MFS Investment Management ("MFS") serves as a Sub-adviser to Large Cap Value Portfolio and Small/Mid Cap Growth Portfolio. MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of September 30, 2001, MFS had approximately $__________ in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

RS Investment Management, LP ("RSIM") serves as a Sub-adviser to Small/Mid Cap Growth Portfolio. RSIM is a wholly owned subsidiary of RS Investment Management Co. LLC ("RSIM Co."). G. Randall Hecht owns the largest membership in RSIM Co. As of September 30, 2001, RSIM Co. had approximately $__________ in assets under management. The principal office of RSIM is located at 388 Market Street, Suite 1700, San Francisco, California 94111.

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") serves as a Sub-adviser to Small/Mid Cap Value Portfolio. AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC ("AXA Rosenberg Group"). AXA Rosenberg Group is owned by Barr and June Rosenberg, Kenneth Reid, Marlis Fritz and AXA Investment Managers S. A., a French societe anonyme and investment arm of AXA, a French insurance holding company that includes Equitable among its subsidiaires. As of September 30, 2001, AXA Rosenberg Group had approximately $10 billion in assets under management. The principal office of AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.

The Boston Company Asset Management, LLC ("BCAM") serves as a Sub-adviser to Small/Mid Cap Value Portfolio. BCAM is an indirect wholly owned subsidiary of Mellon Financial Corporation, a publicly traded global financial services company. As of September 30, 2001, BCAM had approximately $__________ in assets under management. The principal office of BCAM is located at One Boston Place, Boston, Massachusetts 02108.

Bank of Ireland Asset Management (U.S.) Limited ("BIAM (U.S.)") serves as a Sub-adviser to International Equity Portfolio. BIAM (U.S.) is the investment management arm and a wholly owned subsidiary of Bank of Ireland Group, a publicly traded financial services provider located in Ireland. As of September 30, 2001, BIAM (U.S.) had approximately $__________ in assets under management. The principal Northern American office of BIAM (U.S.) is located at 75 Holly Lane, Greenwich, Connecticut 06830.

OppenheimerFunds, Inc. ("Oppenheimer") serves as a Sub-adviser to International Equity Portfolio. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a mutual insurance company providing global financial services. As of September 30, 2001, Oppenheimer and its subsidiaries had approximately $__________ in assets under management. The principal office of Oppenheimer is located at 6803 South Tucson Way, Englewood, Colorado 80112.

Firsthand Capital Management, Inc. ("Firsthand") serves as a Sub-adviser to Technology Portfolio. Kevin M. Landis is the controlling shareholder of Firsthand. As of September 30, 2001, Firsthand had approximately $__________ in assets under management. The principal office of Firsthand is located at 125 South Market, Suite 1200, San Jose, California 95113.

A I M Capital Management, Inc. ("AIM") serves as a Sub-adviser to Health Care Portfolio. AIM is a wholly owned subsidiary of A I M Advisors, Inc. A I M
Advisors, Inc. is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management merged with INVESCO in 1997 to form AMVESCAP PLC, one of the world's largest investment services companies. As of September 30, 2001, AIM Management had approximately $__________ in assets under management. The principal office of AIM is located at 11 Greenway Plaza, Houston, Texas 77046.

Wellington Management Company, LLP ("Wellington") serves as a Sub-adviser to Health Care Portfolio. Wellington is an employee-owned limited liability partnership whose sole business is investment management. Wellington is owned by 68 partners, all active employees of the Firm; the managing partners of Wellington are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of September 30, 2001, Wellington had approximately $__________ in assets under management. The principal office of Wellington is located at 75 State Street, Boston, Massachusetts 02109.

BlackRock Advisors, Inc. ("BAI") serves as a Sub-adviser to Core Bond Portfolio. BAI is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority owned indirect subsidiary of The PNC Financial Services Group, Inc., a publicly traded diversified financial services company. As of September 30, 2001, BAI currently manages approximately $____________ in fixed income mandates. The principal office of BAI is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

Pacific Investment Management Company LLC ("PIMCO") serves as a Sub-adviser to Core Bond Portfolio. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). Allianz AG, a European-based, multi-national insurance and financial services holding company, is the indirect majority owner of PIMCO Advisors. Pacific Life Insurance Company holds an indirect minority interest in PIMCO Advisors. As of September 30, 2001, PIMCO and had approximately $__________ in assets under management. The principal office of PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92658-6430.

When a portfolio has more than one sub-adviser, the assets of each portfolio are allocated by the Manager among the sub-advisers selected for the portfolio. Each Sub-adviser has discretion, subject to oversight by the Trustees and the

Manager, to purchase and sell portfolio assets, consistent with each portfolio's
investment  objectives,   policies  and  restrictions  and  specific  investment
strategies developed by the Manager.

Generally, no Sub-adviser provides any services to any portfolio except asset management and related recordkeeping services. However, a Sub-adviser or its affiliated broker-dealer may execute portfolio transactions for a portfolio and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

PERSONAL TRADING POLICIES. The Portfolios, the Manager and the Co-distributors each have adopted a code of ethics pursuant to rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a portfolio but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. Each Sub-adviser also has adopted a code of ethics under rule 17j-1. The Trust's Board of Trustees reviews the administration of the codes of ethics at least annually and receives certification regarding compliance with the codes of ethics annually.

THE ADMINISTRATOR

Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays
Equitable a fee at an annual rate of 0.15% of the Trust's total average net assets plus $35,000 per portfolio and, for portfolios with more than one sub-adviser, an additional $35,000 per portion of the portfolio allocated to a separate sub-adviser. Pursuant to a sub-administration agreement ("Sub-administration Agreement"), Equitable has contracted with J. P. Morgan Investors Services Co. ("Sub-administrator") to provide the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

THE CO-DISTRIBUTORS

The Trust has distribution agreements with AXA Advisors and EDI (each also referred to as a "Distributor," and together "Co-distributors") in which AXA Advisors and EDI serve as the Co-distributors for each class of the Trust's shares. AXA Advisors and EDI are each an indirect wholly-owned subsidiary of Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104.

The Trust's distribution agreements with respect to Class A and Class B shares ("Distribution Agreements") were approved by its Board of Trustees at a Board meeting held on _______________, 2001. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a portfolio and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust ("Plan"). The Trust's Class B shares may pay an annual distribution fee of up to 0.50% of their average daily net assets. However, under the Distribution Agreements, payments to the Co-distributors under the Plan are limited to an annual rate equal to 0.25% of the average daily net assets of a portfolio attributable to its Class B shares. There is no distribution plan with respect to Class A shares and the Portfolios pay no distribution fees with respect to those shares.


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

The Board of Trustees considered various factors in connection with its decision as to whether to approve the Plan, including: (i) the nature and causes of the circumstances which make the Plan necessary and appropriate; (ii) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits;
(iv) the possible benefits of the Plan to any other person relative to those of the Trust; (v) the effect of the Plan on existing Contract owners; (vi) the merits of possible alternative plans or pricing structures; (vii) the relationship of the Plan to other distribution efforts of the Trust; and (viii) the competitive conditions in the variable products industry.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Trust's Board of Trustees, including the Independent Trustees, unanimously determined, in the exercise of its business judgment, that the Plan is reasonably likely to benefit the Trust and the shareholders of the Portfolios and approved it.

Pursuant to the Plan, the Trust compensates the Co-distributors from assets attributable to the Class B shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. Generally, the 12b-1 fees are paid to the Co-distributors on a monthly basis. It is anticipated that a portion of the amounts received by the Co-distributors will be used to defray various costs incurred or paid by the Co-distributors in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B shares. The Co-distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class B shares.

The Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to a class of shares regardless of the level of expenditures by the Co-distributors. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of the Plan's renewal. The Co-distributors have indicated that they expect their expenditures to include, without limitation: (i) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to Class B shares of the Trust; (ii) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B shares of the Trust; (iii) holding seminars and sales meetings designed to promote the distribution of
Class B shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and the Portfolios, including the performance of the Portfolios; (v) training sales personnel regarding the Class B shares of the Trust; and (vi) financing any other activity that the Co-distributors determine is primarily intended to result in the sale of Class B shares.

The Co-distributors will pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor will offer shares of each portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the portfolio or the Trust may from time to time be registered or where permitted by applicable law. Each Distribution Agreement provides that the Co-distributors shall accept orders for shares at net asset value without sales commissions or loads being charged. The Co-distributors have made no firm commitment to acquire shares of any portfolio.

The Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Co-distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of

Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Plan and any Rule 12b-1 related agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding Class B shares of the portfolio or by vote of a majority of the Independent Trustees. The Plan also provides that it may not be amended to increase materially the amount (up to 0.50% of average daily net assets annually) that may be spent for distribution of Class B shares of any portfolio without the approval of the Class B shareholders of that portfolio.

BROKERAGE ALLOCATION AND OTHER STRATEGIES

BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Sub-advisers, as appropriate, seek to obtain the best net price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Sub-advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Manager or Sub-advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In addition, the Managers and Sub-advisers may allocate brokerage business to brokers and dealers that have made or are expected to make significant efforts in facilitating the distribution of the Trust's shares.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934 ("1934 Act") and by policies adopted by the Trustees, the Manager and Sub-advisers may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Sub-advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Manager or the relevant Sub-adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide the Manager or the Sub-adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a portfolio in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Sub-advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager's and Sub-advisers' expenses in managing the Portfolios.

BROKERAGE TRANSACTIONS WITH AFFILIATES

The Portfolios may, from time to time, place orders for the purchase or sale of securities (including listed call options) with Sanford C. Bernstein & Co., LLC, an affiliate of Equitable and Alliance Capital; DST Securities, Inc., an affiliate of Janus; SG Cowen Securities, Inc., an affiliate of TCW; and Nomura Securities Group, an affiliate of AXA Rosenberg. In such instances, the placement of orders with such brokers would be consistent with the portfolio's objective of obtaining best execution and would not be dependent upon the fact that such entities are affiliates of Equitable, Alliance Capital, Janus, TCW or AXA Rosenberg.

To the extent permitted by law, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager and Sub-advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager and Sub-advisers. The 1940 Act generally prohibits a Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Sub-advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. The Trust has applied for such exemptive relief. The Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of a Sub-adviser to a portfolio for which that Sub-adviser provides investment advice do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Sub-advisers or their affiliates.

PURCHASE AND PRICING OF SHARES

The Trust will offer and sell its shares based on each portfolio's net asset value per share, which will be determined in the manner set forth below.

The net asset value of the shares of each class of each portfolio will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day, as defined below. The net asset value per share of each class of a portfolio will be computed by dividing the sum of the investments held by that portfolio applicable to that class, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the portfolio at such time. All expenses borne by the Trust and each of its Classes, will be accrued daily.

The net asset value per share of each portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the 1940 Act:

      o The assets belonging to each portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any portfolios or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) "General Items", if any, allocated to that portfolio. "General Items" include any assets, income, earnings, profits, and proceeds thereof, portfolios, or payments that are not readily identifiable as belonging to any particular portfolio. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

      o The liabilities belonging to each portfolio will include (i) the liabilities of the Trust in respect of that portfolio, (ii) all expenses, costs, charges and reserves attributable to that portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular portfolio which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each portfolio will be determined at the close of business on each "business day." Normally, this would be each day that the New York Stock Exchange is open and would include some federal holidays. For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities (other than ADRs) it is the close of business in the applicable foreign country, with exchange rates determined at 12:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each portfolio are valued as follows:

      o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

      o Foreign securities not traded directly, or in ADRs or similar form in the U.S., are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

      o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

      o Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

      o Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices.

      o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

      o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

      o Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

      o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

      o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

      o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Sub-advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and Sub-advisers will continuously monitor the performance of these services.

TAXATION

Each portfolio is treated for federal income tax purposes as a separate taxpayer. The Trust intends that each portfolio shall qualify each year and elect to be treated as a regulated investment company under Subchapter M of the Code. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

As a regulated investment company, each portfolio will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains, which are timely distributed to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

A portfolio investing in foreign securities or currencies may be subject to foreign taxes which could reduce the investment performance of such portfolio. However, if foreign securities comprise more than 50% of the year-end value of a portfolio, the portfolio may elect to pass through such foreign taxes as a deemed dividend to shareholders. In such a case the shareholder and not the portfolio would be entitled to claim a federal tax deduction or credit for foreign taxes, as appropriate. The deduction or credit will not necessarily result in a direct or immediate benefit to Contract owners.

To qualify for treatment as a regulated investment company, a portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income as described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, each portfolio must distribute to its shareholders during the calendar year the following amounts:

      o   98% of the portfolio's ordinary income for the calendar year;

      o 98% of the portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

      o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each portfolio believes that it is not subject to the excise tax, the Portfolios intend to make the distributions required to avoid the imposition of such a tax.

Because the Trust is used to fund non-qualified Contracts, each portfolio must meet the diversification requirements imposed by the Code or these Contracts will fail to qualify as life insurance and annuities. In general, for a portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the portfolio may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of United States Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each United States Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the first day of each calendar year quarter. There is a thirty (30) day period after the end of each calendar year quarter in which to cure any non-compliance.

PORTFOLIO PERFORMANCE

Returns and yields do not reflect insurance company charges and fees applicable to the Contracts.

COMPUTATION OF TOTAL RETURN

Each portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the portfolio and the ending value of that account measured by the then current net asset value of that portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

      n
P(1+T)  = ERV

Where :
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period

Each portfolio's total return will vary from time to time depending upon market conditions, the composition of each portfolio's investment portfolio and operating expenses of the Trust allocated to each portfolio. Total return should also be considered relative to changes in the value of a portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These total return figures do not reflect insurance company expenses and fees applicable to the Contracts. At any time in the future, total return may be higher or lower than in the past and there can be no assurance that any historical results will continue.

NON-STANDARD PERFORMANCE

In addition to the performance information described above, each portfolio may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Computation of Total Return" above except that no annualization is made.

OTHER INFORMATION

DELAWARE BUSINESS TRUST. The Trust is an entity of the type commonly known as a Delaware business trust. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a portfolio could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a portfolio. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the Portfolios) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a portfolio's property for all losses and expenses of any portfolio shareholder held personally liable for the obligations of the portfolio. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a portfolio itself would be unable to meet its obligations, a possibility that Equitable believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the portfolio. The Trustees intend to conduct the operations of the Portfolios in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolios.

CLASSES OF SHARES. Each portfolio consists of Class A shares and Class B shares. A share of each class of a portfolio represents an identical interest in that portfolio's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Portfolios will affect the performance of those classes. Each share of a portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that portfolio. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A and Class B shares will differ.

VOTING RIGHTS. Shareholders of each portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Portfolios as a group may elect all of the Trustees of the Trust. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

SHAREHOLDER MEETINGS. The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the Trust.

CLASS-SPECIFIC EXPENSES. Each portfolio may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable.

INDEPENDENT ACCOUNTANT

PricewaterhouseCoopers, LLP ("PWC"), 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants. PWC is responsible for auditing the annual financial statements of the Trust.

CUSTODIAN

The Chase Manhattan Bank ("Chase"), 4 Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the custody agreement between the Trust and Chase, Chase maintains cash, securities and other assets of the portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Trust.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036, serves as counsel to the Trust.

                                   APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor's. Commercial paper rated A-1 by Standard & Poor's has the following characteristics:

      o   liquidity ratios are adequate to meet cash requirements;
      o   long-term senior debt is rated "A" or better;
      o the issuer has access to at least two additional channels of borrowing;
      o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
      o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and
      o   the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by Standard & Poor's to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

      o   evaluation of the management of the issuer;
      o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
      o evaluation of the issuer's products in relation to competition and customer acceptance;
      o   liquidity;
      o   amount and quality of long-term debt;
      o   trend of earnings over a period of ten years;
      o financial strength of parent company and the relationships which exist with the issuer; and
      o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

Standard & Poor's ratings are as follows:

      o   Bonds rated AAA have the highest rating assigned by Standard & Poor's.
          Capacity to pay interest and repay principal is extremely strong.
      o   Bonds rated AA have a very strong  capacity to pay  interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
      o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
      o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.
      o The rating C1 is reserved for income bonds on which no interest is being paid.
      o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

      o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
      o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than the Aaa securities.
      o Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
      o Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
      o   Bonds  which are rated Ba are  judged  to have  speculative  elements;
          their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
      o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
      o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
      o Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category, the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                            PART C: OTHER INFORMATION

Item 23.           EXHIBITS:

         (a)            TRUST INSTRUMENT

         (a)(1) Agreement and Declaration of Trust of Registrant (to be filed)

         (a)(2)         Certificate of Trust of Registrant (to be filed)

         (b)            Copy of the By-laws of Registrant (to be filed)

         (c)            None other than provisions contained in Exhibit
                        (a)(1) and (b)

         (d)            INVESTMENT ADVISORY CONTRACTS

         (d)(1) Investment Management Agreement between Registrant and The Equitable Life Assurance Society of the United States ("Equitable") (to be filed)

         (d)(2) Investment Advisory Agreement between Equitable and Alliance Capital Management L.P. ("Alliance Capital") with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Core Equity Portfolio, AXA Premier VIP Large Cap Value Portfolio, AXA Premier VIP Small/Mid Cap Growth Portfolio, AXA Premier VIP International Equity Portfolio and AXA Premier VIP Technology Portfolio (to be filed)

         (d)(3) Investment Advisory Agreement between Equitable and Dresdner RCM Global Investors LLC ("Dresdner") with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio (to be filed)

         (d)(4) Investment Advisory Agreement between Equitable and TCW Investment Management Company ("TCW") with respect to AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Small/Mid Cap Value Portfolio (to be filed)

         (d)(5) Investment Advisory Agreement between Equitable and Janus Capital Corporation ("Janus") with respect to AXA Premier VIP Large Cap Core Equity Portfolio (to be filed)

         (d)(6) Investment Advisory Agreement between Equitable and Thornburg Investment Management, Inc. ("Thornburg") with respect to AXA Premier VIP Large Cap Core Equity Portfolio (to be filed)

         (d)(7) Investment Advisory Agreement between Equitable and Institutional Capital Corporation ("ICAP") with respect to AXA Premier VIP Large Cap Value Portfolio (to be filed)

         (d)(8) Investment Advisory Agreement between Equitable and MFS Investment Management ("MFS") with respect to AXA Premier VIP Large Cap Value Portfolio and AXA Premier VIP Small/Mid Cap Growth Portfolio (to be filed)

         (d)(9) Investment Advisory Agreement between Equitable and RS Investment Management, LP ("RSIM") with respect to AXA Premier VIP Small/Mid Cap Growth Portfolio (to be filed)

         (d)(10) Investment Advisory Agreement between Equitable and AXA Rosenberg Investment Management LLC ("AXA

                        Rosenberg") with respect to AXA Premier VIP Small/Mid Cap Value Portfolio (to be filed)

         (d)(11) Investment Advisory Agreement between Equitable and The Boston Company Asset Management, LLC ("BCAM") with respect to AXA Premier VIP Small/Mid Cap Value Portfolio (to be filed)

         (d)(12) Investment Advisory Agreement between Equitable and Bank of Ireland Asset Management (U.S.) Limited ("BIAM (U.S.)") with respect to AXA Premier VIP International Equity Portfolio (to be filed)

         (d)(13) Investment Advisory Agreement between Equitable and OppenheimerFunds, Inc. ("Oppenheimer") with respect to AXA Premier VIP International Equity Portfolio (to be filed)

         (d)(14) Investment Advisory Agreement between Equitable and Firsthand Capital Management, Inc. ("Firsthand") with respect to AXA Premier VIP Technology Portfolio (to be filed)

         (d)(15)        Investment Advisory Agreement between Equitable and
                        A I M Capital Management, Inc. ("AIM") with respect to AXA Premier VIP Health Care Portfolio (to be filed)

         (d)(16) Investment Advisory Agreement between Equitable and Wellington Management Company, LLP ("Wellington") with respect to AXA Premier VIP Health Care Portfolio (to be filed)

         (d)(17) Investment Advisory Agreement between Equitable and BlackRock Advisors, Inc. ("BAI") with respect to AXA Premier VIP Core Bond Portfolio (to be filed)

         (d)(18) Investment Advisory Agreement between Equitable and Pacific Investment Management Company LLC ("PIMCO") with respect to AXA Premier VIP Core Bond Portfolio (to be filed)

         (e)            UNDERWRITING CONTRACTS

         (e)(1) Distribution Agreement between Registrant and AXA Advisors, LLC ("AXA Advisors") (to be filed)

         (e)(2) Distribution Agreement between Registrant and Equitable Distributors, Inc. ("EDI") (to be filed)

         (f)            Form of Deferred Compensation Plan (to be filed)

         (g) Global Custody Agreement between Registrant and The Chase Manhattan Bank (to be filed)

         (h)            OTHER MATERIAL CONTRACTS

         (h)(1) Mutual Funds Service Agreement between Registrant and Equitable (to be filed)

         (h)(2)         Sub-administration Agreement between Equitable and J.
                        P. Morgan Investors Services Co. (to be filed)

         (h)(3) Transfer Agency Services Agreement between Registrant and PFPC, Inc. (to be filed)

         (h)(4) Expense Limitation Agreement between Registrant and Equitable (to be filed)

         (h)(5) Participation Agreement among Registrant, Equitable, AXA Advisors and EDI (to be filed)

         (i)            LEGAL OPINIONS

         (i)(1) Legal Opinion of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered (to be filed)

         (i)(2) Legal Opinion of Delaware counsel regarding the legality of the securities being registered (to be filed)

         (j)            OTHER CONSENTS

         (j)(1)         Consent of Independent Accountant (to be filed)

         (j)(2)         Powers of Attorney (to be filed)

         (k)            Omitted Financial Statements (not applicable)

         (l)            Initial Capital Agreement (to be filed)

         (m) Distribution Plan pursuant to Rule 12b-1 with respect to Class B shares of the Registrant (to be filed)

         (n) Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940 (to be filed)

         (o)            Reserved

         (p)            CODES OF ETHICS

         (p)(1) Code of Ethics of the Registrant, Equitable, AXA Advisors and EDI (to be filed)

         (p)(2)         Code of Ethics of Alliance Capital (to be filed)

         (p)(3)         Code of Ethics of Dresdner (to be filed)

         (p)(4)         Code of Ethics of TCW (to be filed)

         (p)(5)         Code of Ethics of Janus (to be filed)

         (p)(6)         Code of Ethics of Thornburg (to be filed)

         (p)(7)         Code of Ethics of ICAP (to be filed)

         (p)(8)         Code of Ethics of MFS (to be filed)

         (p)(9)         Code of Ethics of RSIM (to be filed)

         (p)(10)        Code of Ethics of AXA Rosenberg (to be filed)

         (p)(11)        Code of Ethics of BCAM (to be filed)

         (p)(12)        Code of Ethics of BIAM (U.S.) (to be filed)

         (p)(13)        Code of Ethics of Oppenheimer (to be filed)

         (p)(14)        Code of Ethics of Firsthand (to be filed)

         (p)(15)        Code of Ethics of AIM (to be filed)

         (p)(16)        Code of Ethics of Wellington (to be filed)

         (p)(17)        Code of Ethics of BAI (to be filed)

         (p)(18)        Code of Ethics of PIMCO (to be filed)


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Upon commencement of the Trust's operations, Equitable will be the sole initial Shareholder of the Trust and will control the Trust by virtue of its ownership of 100% of the Trust's outstanding shares. All shareholders of the

Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to insurance companies unaffiliated with Equitable.

         On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"). AXA Financial continues to own 100% of Equitable's common stock.

         AXA is the largest shareholder of AXA Financial. AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

Item 25. INDEMNIFICATION

       ARTICLE VIII OF THE AGREEMENT AND DECLARATION OF TRUST OF THE REGISTRANT PROVIDES THAT:

                 SECTION 1. LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

                 All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                 Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

                 SECTION 2. INDEMNIFICATION OF COVERED PERSONS. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

                 SECTION 3. INDEMNIFICATION OF SHAREHOLDER. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

       ARTICLE IX OF THE AGREEMENT AND DECLARATION OF TRUST OF THE REGISTRANT PROVIDES THAT:

                 SECTION 5. AMENDMENTS. . . . Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. . . .

                 SECTION 7. APPLICABLE LAW. (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. . . . (b)
       Notwithstanding the first sentence of Section 7(a) of this Article IX, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: . . . (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust.

       ARTICLE X OF THE BY-LAWS OF THE REGISTRANT PROVIDES THAT:

                 SECTION 3. ADVANCE PAYMENT OF INDEMNIFIABLE EXPENSES. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Equitable is a registered investment adviser and serves as manager for all portfolios of the Registrant. The description of Equitable under the caption of "Management of the Trust" in the Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of Equitable set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07000) is incorporated herein by reference. Equitable, with the approval of the Registrant's board of trustees, selects sub-advisers for each portfolio of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the portfolios.

        Alliance Capital serves as a sub-adviser to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Value Portfolio, AXA Premier VIP Small/Mid Cap Growth Portfolio and AXA Premier VIP Technology Portfolio. In addition, Alliance Capital, through its Bernstein Investment Research and Management unit, serves as a sub-adviser to AXA Premier VIP Large Cap Core Equity Portfolio and AXA Premier VIP International Equity Portfolio. The description of Alliance Capital under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Alliance Capital set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) is incorporated herein by reference.

         Dresdner serves as a sub-adviser to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio. The description of Dresdner under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Dresdner set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56308) is incorporated herein by reference.

         TCW serves as a sub-adviser to AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Small/Mid Cap Value Portfolio. The description of TCW under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of TCW set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29075) is incorporated herein by reference.

         Janus serves as a sub-adviser to AXA Premier VIP Large Cap Core Equity Portfolio. The description of Janus under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Janus set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) is incorporated herein by reference.

         Thornburg serves as a sub-adviser to AXA Premier VIP Large Cap Core Equity Portfolio. The description of Thornburg under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Thornburg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17853) is incorporated herein by reference.

         ICAP serves as a sub-adviser to AXA Premier VIP Large Cap Value Portfolio. The description of ICAP under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of ICAP set forth in its Form ADV filed with the

Securities and Exchange Commission (File No. 801-40779) is incorporated herein by reference.

         MFS serves as a sub-adviser to AXA Premier VIP Large Cap Value Portfolio and AXA Premier VIP Small/Mid Cap Growth Portfolio. The description of MFS under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-46433) is incorporated herein by reference.

         RSIM serves as a sub-adviser to AXA Premier VIP Small/Mid Cap Growth Portfolio. The description of RSIM under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of RSIM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-44125) is incorporated herein by reference.

         AXA Rosenberg serves as a sub-adviser to AXA Premier VIP Small/Mid Cap Value Portfolio. The description of AXA Rosenberg under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AXA Rosenberg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56080) is incorporated herein by reference.

         BCAM serves as a sub-adviser to AXA Premier VIP Small/Mid Cap Value Portfolio. The description of BCAM under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BCAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-06829) is incorporated herein by reference.

        BIAM (U.S.) serves as a sub-adviser to AXA Premier VIP International Equity Portfolio. The description of BIAM (U.S.) under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BIAM (U.S.) set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29606) is incorporated herein by reference.

         Oppenheimer serves as a sub-adviser to AXA Premier VIP International Equity Portfolio. The description of Oppenheimer under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Oppenheimer set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-08253) is incorporated herein by reference.

         Firsthand serves as a sub-adviser to AXA Premier VIP Technology Portfolio. The description of Firsthand under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Firsthand set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-45534) is incorporated herein by reference.

         AIM serves as a sub-adviser to AXA Premier VIP Health Care Portfolio. The description of AIM under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AIM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15211) is incorporated herein by reference.

         Wellington serves as a sub-adviser to AXA Premier VIP Health Care Portfolio. The description of Wellington under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Wellington set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) is incorporated herein by reference.

         BAI serves as a sub-adviser to AXA Premier VIP Core Bond Portfolio. The description of BAI under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BAI set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47710) is incorporated herein by reference.

         PIMCO serves as a sub-adviser to AXA Premier VIP Core Bond Portfolio. The description of PIMCO under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of PIMCO set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) is incorporated herein by reference.

Item 27. PRINCIPAL UNDERWRITER

       (a) AXA Advisors and EDI are the principal underwriters. AXA Advisors also serves as a principal underwriter for the following entities: AXA Premier Funds Trust; EQ Advisors Trust; Separate Account Nos. 45, 66 and 301 of Equitable; and Separate Accounts A, I and FP of Equitable. EDI serves as a principal underwriter for AXA Premier Funds Trust, EQ Advisors Trust and Separate Account No. 49 of Equitable.

        (b) Set forth below is certain information regarding the directors and officers of AXA Advisors and EDI, the principal underwriters. Except as indicated otherwise, the business address of the persons listed below is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is 660 Newport Center Drive, Suite 1200, Newport Beach, California 92660. The business address of the persons whose names are preceded by a double asterisk is 1345 Avenue of the Americas, 33rd Floor, New York, New York 10105. The business address of the persons whose names are preceded by a triple asterisk is 200 Plaza Drive, Secaucus, New Jersey 07094.


=====================================================================================================================
                                                        AXA ADVISORS LLC
=====================================================================================================================

NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH AXA ADVISORS   POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                               LLC                                       THE TRUST
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
      Harvey E. Blitz                          Director
**    David Conine                             Director
      G. Patrick McGunagle                     Director
      Richard V. Silver                        Director
*     Mark R. Wutt                             Director
---------------------------------------------------------------------------------------------------------------------
OFFICERS
      Harvey E. Blitz                          Executive Vice President
***   Edward J. Hayes                          Executive Vice President
      Craig A. Junkins                         Executive Vice President
      Gary Lineberry                           Executive Vice President
      Nik Malvania                             Executive Vice President

=====================================================================================================================

=====================================================================================================================
                                                        AXA ADVISORS LLC
=====================================================================================================================

NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH AXA ADVISORS   POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                               LLC                                       THE TRUST
---------------------------------------------------------------------------------------------------------------------
      G. Patrick McGunagle                     Executive Vice President
      Peter D. Noris                           Executive Vice President
      Mark A. Silberman                        Senior Vice President and Chief
                                                    Financial Officer
      James P. Bodovitz                        Senior Vice President and
                                                    General Counsel
      Stephen T. Burnthall                     Senior Vice President
      Jill Cooley                              Senior Vice President and Chief
                                                    Operations Officer
      Catherine P. Earl                        Senior Vice President
      Eric Mosholt                             Senior Vice President
      Richard Magaldi                          Senior Vice President
      Robert Schmidt                           Senior Vice President
      Donna M. Dazzo                           First Vice President
      Amy Franceschini                         First Vice President
      Philomena Scamardella                    First Vice President
      David Mahler                             Vice President and Compliance Officer
      Mark D. Godofsky                         Vice President and Controller
      Linda Galasso                            Vice President and Secretary
      Beth Andreozzi                           Vice President
      Raymond T. Barry                         Vice President
      Debra Brogan                             Vice President
      Michael Brzozowski                       Vice President
      Claire A. Comerford                      Vice President
      Linda Funigiello                         Vice President
      Catherine Gentry                         Vice President
      Robert Hatton                            Vice President
      John Mapes                               Vice President
      Frank Massa                              Vice President
      Sandi Narvaez                            Vice President
      Michael Ryniker                          Vice President
      James Woodley                            Vice President
      Charlton Bulkin                          Assistant Vice President
      Mary E. Cantwell                         Assistant Vice President
      Frank Acierno                            Assistant Vice President
      Francesca Divone                         Assistant Secretary
=====================================================================================================================



=====================================================================================================================
                                                  EQUITABLE DISTRIBUTORS, INC.
=====================================================================================================================

                                               POSITIONS AND OFFICES WITH EQUITABLE      POSITIONS AND OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS            DISTRIBUTORS, INC.                        THE TRUST
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
      Michael Dibbert                          Director
      Alex MacGillivray                        Director
      Richard Matteis                          Director
      Charles Wilder                           Director

---------------------------------------------------------------------------------------------------------------------
OFFICERS
      Alex MacGillivray                        President and Chief Executive
                                                    Officer
      Charles Wilder                           Chief Operating Officer
      Michael Dibbert                          Managing Director and Channel
                                                    President
      Michael Brandreit                        Senior Vice President
      Hunter Allen                             Senior Vice President and Channel
                                                    President
      Len Murtha                               Senior Vice President
      Harry Johnson                            Senior Vice President
      Chris Gabrielsen                         Senior Vice President
      Mark Lee                                 Senior Vice President
      Michael McDaniel                         Senior Vice President
      Paul La Piana                            Senior Vice President
      David Kahal                              Senior Vice President
      Mark Scalercio                           Senior Vice President
      David Hughes                             Senior Vice President
      Thomas Bullen                            Senior Vice President and Marketing
                                                    Officer
      Thomas Shade                             Senior Vice President
      Norman J. Abrams                         Vice President and Counsel
      Raymond T. Barry                         Vice President
      Christopher Behling                      Vice President
      Stacy Braun                              Vice President
      Megan Condron                            Vice President
      Daniel Faller                            Vice President
      Eric Fiedler                             Vice President and Annuities Sales
                                                    Desk Manager
      Carol Fracasso                           Vice President and Life Sales Desk
                                                    Manager
      David Halstead                           Vice President
      Eric Jansen                              Vice President
      Sandra Narvaez                           Vice President
      Anthea Perkinson                         Vice President and Key Account
                                                    Manager
      Patrick O'Shea                           Vice President and Chief Financial
                                                    Officer
      Ronald R. Quist                          Vice President and Treasurer
      Linda J. Galasso                         Vice President and Secretary
      Francesca Divone                         Assistant Secretary

=====================================================================================================================

         (c)      Inapplicable.


Item 28. LOCATION OF ACCOUNTS AND RECORDS

       Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                  The Chase Manhattan Bank
                  4 Chase MetroTech Center
                  Brooklyn, New York 11245

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(iii) and (iv);
         (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant's Sub-Administrator:

                  J. P. Morgan Investors Services Co.
                  73 Tremont Street
                  Boston, MA 02108

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager or Sub-advisers:

                  The Equitable Life Assurance Society                 AXA Rosenberg Investment Management LLC
                      of the United States                             4 Orinda Way
                  1290 Avenue of the Americas                          Building E
                  New York, NY 10104                                   Orinda, CA 94563


                  Alliance Capital Management L.P.                     The Boston Company Asset Management, LLC
                  1345 Avenue of the Americas                          One Boston Place
                  New York, NY  10105                                  Boston, MA 02108

                  Dresdner RCM Global Investors LLC                    Bank of Ireland Asset Management (U.S.) Limited
                  Four Embarcadero Center                              26 Fitzwilliam Place
                  San Francisco, CA  94111-4189                        Dublin 2, Ireland


                  TCW Investment Management Company                    OppenheimerFunds, Inc.
                  865 South Figueroa Street                            6803 South Tucson Way
                  Los Angeles, CA  90017                               Englewood, CO 80112

                  Janus Capital Corporation                            Firsthand Capital Management, Inc.
                  100 Fillmore Street                                  125 South Market
                  Denver, CO 80206                                     Suite 1200
                                                                       San Jose, CA 95113

                                       11

                  Thornburg Investment Management, Inc.                A I M Capital Management, Inc.
                  119 East Marcy Street                                11 Greenway Plaza
                  Santa Fe, NM  87501-2046                             Suite 100
                                                                       Houston, TX 77046

                  Institutional Capital Corporation                    Wellington Management Company, LLP
                  225 West Wacker Dr.                                  75 State Street
                  Suite 2400                                           Boston, MA 02109
                  Chicago, IL  60606

                  MFS Investment Management                            BlackRock Advisors, Inc.
                  500 Boylston Street                                  345 Park Avenue
                  Boston, MA  02116                                    New York, NY  10154

                  RS Investment Management, LP                         Pacific Investment Management Company LLC
                  388 Market Street                                    840 Newport Center Drive
                  Suite 1700                                           Suite 360
                  San Francisco, CA  94111                             Newport Beach, CA 92658-6430


Item 29. MANAGEMENT SERVICES

         Not applicable.

Item 30. UNDERTAKINGS

         The registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AXA Premier VIP Trust, has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 2nd day of October 2001.

                                        AXA PREMIER VIP TRUST



                                        By:      /s/ Steven M. Joenk
                                                 -------------------------------
                                                 Name:   Steven M. Joenk
                                                 Title:  President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                                  TITLE                                   DATE


/s/ Steven M. Joenk                                       Trustee                            October 2, 2001
------------------------------------
Steven M. Joenk


/s/ Kenneth T. Kozlowski                                  Trustee                            October 2, 2001
------------------------------------
Kenneth T. Kozlowski


/s/ Patricia Louie                                        Trustee                            October 2, 2001
------------------------------------
Patricia Louie